As filed with the Securities and Exchange Commission on April 25, 2001
                                                       1933 Act File No. 2-27962
                                                      1940 Act File No. 811-1545
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                          THE SECURITIES ACT OF 1933          [   ]
                        POST-EFFECTIVE AMENDMENT NO. 58       [ X ]
                             REGISTRATION STATEMENT
                                      UNDER
                      THE INVESTMENT COMPANY ACT OF 1940      [   ]
                               AMENDMENT NO. 45               [ X ]

                      EATON VANCE SPECIAL INVESTMENT TRUST
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                 ALAN R. DYNNER
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[ ] immediately upon filing pursuant to       [ ] on (date) pursuant to
    paragraph (b)                                 paragraph (a)(1)

[X] on May 1, 2001 pursuant to paragraph (b)  [ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] 60 days after filing pursuant to          [ ] on (date) pursuant to
                                                  pursuant to paragraph (a)(2)

If appropriate, check the following box:
[ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment.

     Capital Growth Portfolio, Emerging Markets Portfolio, Growth & Income Portfolio, Investment Grade Income Portfolio, Small Company Growth Portfolio, South Asia Portfolio, Special Equities Portfolio and Utilities Portfolio have also executed this Registration Statement.
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       Investing
         for the
            21st
        Century(R)








                            Eaton Vance Balanced Fund
     A diversified fund seeking current income and long-term capital growth

                        Eaton Vance Growth & Income Fund
            A diversified fund seeking growth of principal and income

                        Eaton Vance Special Equities Fund
                  A diversified fund seeking growth of capital

                           Eaton Vance Utilities Fund
    A diversified fund seeking high total return and preservation of capital


                                Prospectus Dated
                                   May 1, 2001


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


  Information in this prospectus
                                     Page                                Page
  ----------------------------------------------------------------------------
  Fund Summaries                       2    Sales Charges                  14
  Investment Objectives & Principal         Redeeming Shares               16
  Policies and Risks                  10    Shareholder Account Features   16
  Management and Organization         12    Tax Information                17
  Valuing Shares                      13    Financial Highlights           19
  Purchasing Shares                   13
  -----------------------------------------------------------------------------


 This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

Fund Summaries
                            Eaton Vance Balanced Fund

Investment Objective and Principal Strategies. The Fund's investment objective is to provide current income and long-term growth of capital. The Fund allocates its assets between common stocks and fixed-income securities. The Fund usually invests between 50% and 70% of net assets in a diversified portfolio of common stocks of seasoned companies and between 30% and 50% of net assets in fixed-income securities (primarily corporate bonds, U.S. Government securities and short-term investments). Fixed-income securities may be of any investment quality, but investment in securities rated below investment grade will be limited to not more than 5% of total assets. The Fund may invest up to 25% of its total assets in foreign securities. The Fund at times may engage in derivative transactions (such as futures contracts and options) to protect against price declines, to enhance returns or as a substitute for purchasing or selling securities.

When choosing common stocks, the portfolio manager generally seeks to invest in growth companies with attractive financial characteristics, reasonable valuations and an identified catalyst for future growth. The portfolio manager generally acquires fixed-income securities in order to maintain a reasonable level of current income, or to build or preserve capital. The managers rely on the investment adviser's research staff in making investment decisions, and will generally sell a security when the fundamentals of the company deteriorate or to pursue more attractive investment opportunities.

The Fund currently seeks its objective by investing its assets in two other registered investment companies.

Principal Risk Factors. The value of Fund shares is sensitive to stock market volatility. If there is a general decline in the value of U.S. stocks, the value of the Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels.

Because the Fund invests in fixed-income securities, the value of Fund shares is sensitive to increases in prevailing interest rates and the creditworthiness of issuers. Because the Fund invests a portion of its assets in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and developments abroad. The use of derivative transactions is subject to certain limitations and may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty or unexpected price or market movements.

The Fund is not a complete investment program and you may lose money by investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shareholders may realize substantial losses and should invest for the long term.

                            Eaton Vance Balanced Fund

Performance Information. The following bar chart and table provide information about Balanced Fund's performance, including a comparison of the Fund's performance to the performance of a broad-based index of domestic equity stocks and a diversified, unmanaged index of corporate and U.S. government bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class A shares for each calendar year through December 31, 2000 and do not reflect sales charges. If the sales charge was reflected, the returns would be lower.

  21.28%  6.45%  11.19%  -1.81%  29.69%  13.61%  21.60%  13.43%  1.45%  -0.11%
  ----------------------------------------------------------------------------
   1991   1992    1993    1994    1995    1996    1997    1998   1999    2000

The highest quarterly total return for Class A was 11.24% for the quarter ended June 30, 1997, and the lowest quarterly return was -6.41% for the quarter ended September 30, 1999. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2000 to March 31, 2001) was -12.04%.

                                                         One      Five     Ten
Average Annual Total Return as of December 31, 2000      Year     Years   Years
-------------------------------------------------------------------------------
 Class A Shares                                          -5.82%   8.39%   10.59%
 Class B Shares                                          -5.32%   8.48%   10.49%
 Class C Shares                                          -1.83%   8.39%   10.19%
 Standard & Poor's 500 Index                             -9.10%  18.33%   17.44%
 Lehman Brothers Government/Credit Bond Index            11.85%   6.24%    8.00%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The Class B and Class C performance shown above for the period prior to November 2, 1993 is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares but not adjusted for any other differences in the expenses of the classes. If such an adjustment were made, the Class B and Class C returns for that period would be lower. The S&P 500 Index is an unmanaged index commonly used as a measure of U.S. stock market performance. The Lehman Brothers Government/Credit Bond Index is a diversified, unmanaged index of corporate and U.S. government bonds. Investors cannot invest directly in an Index. (Source for S&P 500 Index and Lehman Brothers Government/Credit Bond Index: Lipper Inc.)

Balanced Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

 Shareholder Fees
 (fees paid directly from your                    Class A    Class B    Class C
  investment)
-------------------------------------------------------------------------------
 Maximum Sales Charge (Load) (as a
  percentage of offering price)                   5.75%       None       None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of the lower of net
 asset value at time of purchase or time
 of redemption)                                   None       5.00%      1.00%
 Maximum Sales Charge (Load) Imposed on
  Reinvested Distributions                        None       None       None
 Exchange Fee                                     None       None       None

 Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)    Class A    Class B    Class C
-------------------------------------------------------------------------------
 Management Fees                                   0.62%      0.62%      0.62%
 Distribution and Service (12b-1) Fees             0.00%      1.00%      1.00%
 Other Expenses*                                   0.55%      0.30%      0.30%
                                                   -----      -----      -----
 Total Annual Fund Operating Expenses              1.17%      1.92%      1.92%

* Other Expenses for Class A includes a service fee of 0.25%.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                                    1  Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
 Class A shares                     $687       $  925       $1,182       $1,914
 Class B shares                     $695       $1,003       $1,237       $2,243
 Class C shares                     $295       $  603       $1,037       $2,243

You would pay the following expenses if you did not redeem your shares:
                                    1 Year      3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
 Class A shares                     $687        $925        $1,182       $1,914
 Class B shares                     $195        $603        $1,037       $2,243
 Class C shares                     $195        $603        $1,037       $2,243

                        Eaton Vance Growth & Income Fund

Investment Objective and Principal Strategies. The Fund's investment objective is to provide growth of principal and income. The Fund invests primarily in value stocks. Value stocks are common stocks that in the opinion of the investment adviser are inexpensive or undervalued relative to the overall stock market. The Fund may invest up to 25% of its total assets in foreign securities and up to 20% of net assets in convertible debt securities (including securities rated below investment grade). The Fund may also invest in real estate investment trusts for income. The Fund at times may engage in derivative transactions (such as futures contracts and options) to protect against price declines, to enhance return or as a substitute for purchasing or selling securities.

In selecting stocks, the portfolio manager considers, among other factors, a company's earnings or cash flow capabilities, dividend prospects, the strength of the company's business franchises and estimates of the company's net value. The manager relies on the investment adviser's research staff in making investment decisions and will generally sell a security when the price objective for the stock is reached or the fundamentals of the company deteriorate, or to pursue more attractive investment opportunities. The Fund primarily invests in dividend-paying stocks. If Fund (and class) expenses exceed income, Fund shareholders will not receive distributions.

The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

Principal Risk Factors. The value of Fund shares is sensitive to stock market volatility. If there is a general decline in the value of U.S. stocks, the value of the Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Moreover, securities that the portfolio manager has identified as undervalued may not achieve their financial potential. Also, although stock values can rebound, there is no assurance that values will return to previous levels. The Fund has historically held fewer than 75 stocks at any one time; therefore, the Fund's value is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. To minimize this risk, the Fund normally invests in a variety of industries.

The use of derivative transactions is subject to certain limitations and may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty or unexpected price or market movements. Because the Fund invests a portion of its assets in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and developments abroad. Convertible debt securities rated below investment grade may have speculative characteristics.

The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shareholders may realize substantial losses and should invest for the long term.

                        Eaton Vance Growth & Income Fund

Performance Information. The following bar chart and table provide information about Growth & Income Fund's performance, including a comparison of the Fund's performance to the performance of a broad-based index of domestic equity stocks. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class A shares for each calendar year through December 31, 2000 and do not reflect sales charges. If the sales charge was reflected, the returns would be lower.

 21.45%   6.93%   4.19%  -4.12%  32.77%  20.20%  30.93%  21.81%  3.40%  14.76%
 -----------------------------------------------------------------------------
  1991    1992    1993    1994    1995    1996    1997    1998   1999    2000

The highest quarterly total return for Class A was 17.93% for the quarter ended December 31, 1998, and the lowest quarterly return was -9.33% for the quarter ended September 30, 1998. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2000 to March 31, 2001) was -2.30%.

                                                       One       Five       Ten
 Average Annual Total Return as of December 31, 2000   Year      Years     Years
--------------------------------------------------------------------------------
 Class A Shares                                        8.15%     16.47%   13.95%
 Class B Shares                                        8.86%     16.54%   13.76%
 Class C Shares                                       12.87%     16.32%   13.54%
 Standard & Poor's 500 Index                          -9.10%     18.33%   17.44%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The Class B and Class C performance shown above for the period prior to August 17, 1994 and November 4, 1994, respectively, is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares but not adjusted for any other differences in the expenses of the classes. If such an adjustment were made, the Class B and Class C returns for that period would be lower. The S&P 500 Index is an unmanaged index commonly used as a measure of U.S. stock market performance. Investors cannot invest directly in an Index. (Source for S&P 500 Index: Lipper Inc.)

Growth & Income Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

 Shareholder Fees
 (fees paid directly from your                  Class A     Class B     Class C
  investment)
--------------------------------------------------------------------------------
 Maximum Sales Charge (Load) (as a
  percentage of offering price)                  5.75%       None         None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of the lower of net
  asset value at time of purchase or
  time of redemption)                            None        5.00%        1.00%
 Maximum Sales Charge (Load) Imposed on
 Reinvested Distributions                        None        None         None
 Exchange Fee                                    None        None         None

 Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)  Class A     Class B     Class C
--------------------------------------------------------------------------------
 Management Fees                                 0.625%      0.625%      0.625%
 Distribution and Service (12b-1) Fees           0.000%      1.000%      1.000%
 Other Expenses*                                 0.575%      0.325%      0.325%
                                                 ------------------------------
Total Annual Fund Operating Expenses             1.200%      1.950%      1.950%

* Other Expenses for Class A includes a service fee of 0.25%.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                         $690      $  934     $1,197      $1,946
 Class B shares                         $698      $1,012     $1,252      $2,275
 Class C shares                         $298      $  612     $1,052      $2,275

You would pay the following expenses if you did not redeem your shares:

                                       1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                         $690       $934      $1,197      $1,946
 Class B shares                         $198       $612      $1,052      $2,275
 Class C shares                         $198       $612      $1,052      $2,275

                        Eaton Vance Special Equities Fund

Investment Objective and Principal Strategies. The Fund's investment objective is to provide growth of capital. The Fund invests primarily in common stocks of emerging growth companies. Emerging growth companies are companies that are expected to achieve earnings growth over the long term that substantially exceeds the average of all publicly traded companies in the United States. The Fund may invest up to 25% of its total assets in foreign securities. The Fund at times may engage in derivative transactions (such as futures contracts and options) to protect against price declines, to enhance returns or as a substitute for purchasing or selling securities.

Many emerging growth companies acquired by the Fund will have annual revenues of $1 billion or less at the time they are acquired, but the Fund may also invest in larger or smaller companies having emerging growth characteristics. In making investment decisions, the portfolio manager relies on the investment adviser's research staff. The manager generally seeks to purchase securities of companies believed to have the potential for above-average earnings growth and profit margins within their respective industries. The manager will generally sell a security when the price objective for the stock is reached or the fundamentals of the company deteriorate, or to pursue more attractive investment opportunities.

The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

Principal Risk Factors. Shares of the Fund are sensitive to factors affecting emerging growth companies. The securities of emerging growth companies are generally subject to greater price fluctuation and investment risk than securities of more established companies. Emerging growth companies include companies in the technology and health care sectors, which historically have been more volatile than other market sectors. The value of Fund shares is also sensitive to stock market volatility. If there is a general decline in the value of U.S. stocks, the value of the Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels.

Because the Fund invests a portion of its assets in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and developments abroad. The use of derivative transactions is subject to certain limitations and may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty or unexpected price or market movements.

The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shareholders may realize substantial losses and should invest for the long term.

                        Eaton Vance Special Equities Fund

Performance Information. The following bar chart and table provide information about Special Equities Fund's performance, including a comparison of the Fund's performance to the performance of a broad-based index of common stocks of small capitalization companies. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class A shares for each calendar year through December 31, 2000 and do not reflect sales charges. If the sales charge was reflected, the returns would be lower.

 57.33%  2.71%   1.14%   -9.60%  23.31%  23.76%  14.17%  15.82%  42.29%  -9.15%
 ------------------------------------------------------------------------------
  1991   1992    1993     1994    1995    1996    1997    1998    1999    2000

The highest quarterly total return for Class A was 29.94% for the quarter ended December 31, 1999, and the lowest quarterly return was -17.37% for the quarter ended December 31, 2000. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2000 to March 31, 2001) was -27.20%.

                                                         One      Five      Ten
 Average Annual Total Return as of December 31, 2000     Year     Years    Years
--------------------------------------------------------------------------------
 Class A Shares                                        -14.35%    14.79%  13.77%
 Class B Shares                                        -13.98%    14.34%  13.08%
 Class C Shares                                        -10.53%    14.53%  13.22%
 Standard & Poor's Small Cap 600 Index                  11.80%    13.57%  17.44%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The Class B and Class C performance shown above for the period prior to August 22, 1994 and November 17, 1994, respectively, is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares but not adjusted for any other differences in the expenses of the classes. If such an adjustment were made, the Class B and Class C returns for that period would be lower. The S&P Small Cap 600 Index is an unmanaged index of common stocks of small capitalization companies trading in the U.S. Investors cannot invest directly in an Index. (Source for S&P Small Cap 600 Index: Lipper Inc.)

Special Equities Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

 Shareholder Fees
 (fees paid directly from your investment)       Class A     Class B     Class C
--------------------------------------------------------------------------------
 Maximum Sales Charge (Load) (as a
  percentage of offering price)                   5.75%       None        None
 Maximum Deferred Sales Charge (Load) (as a
 percentage of the lower of net asset value
 at time of purchase or time of redemption)       None        5.00%       1.00%
 Maximum Sales Charge (Load) Imposed on
 Reinvested Distributions                         None        None        None
 Exchange Fee                                     None        None        None

 Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)   Class A     Class B     Class C
--------------------------------------------------------------------------------
 Management Fees                                  0.63%       0.63%        0.63%
 Distribution and Service (12b-1) Fees            0.00%       1.00%        1.00%
 Other Expenses*                                  0.63%       0.38%        0.38%
                                                  -----       ------       -----
 Total Annual Fund Operating Expenses             1.26%       2.01%        2.01%

* Other Expenses for Class A includes a service fee of 0.25%.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                         $696      $  952     $1,227      $2,010
 Class B shares                         $704      $1,030     $1,283      $2,338
 Class C shares                         $304      $  630     $1,083      $2,338

You would pay the following expenses if you did not redeem your shares:

                                       1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                         $696       $952      $1,227      $2,010
 Class B shares                         $204       $630      $1,083      $2,338
 Class C shares                         $204       $630      $1,083      $2,338

                           Eaton Vance Utilities Fund

Investment Objective and Principal Strategies. The Fund's investment objective is to provide a high level of total return, consisting of capital appreciation and relatively predictable income. The amount of income versus capital growth contributing to the Fund's total return will vary. The Fund seeks high total return consistent with prudent management and preservation of capital. The Fund invests principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. Under normal circumstances, the Fund invests at least 80% of its total assets in common stocks of utilities companies, including (among others) producers and distributors of gas power and electric energy, and communications service providers.

The Fund may also invest up to 20% of its net assets in fixed-income securities (including up to 10% of net assets in lower rated fixed-income securities), and up to 25% of its total assets in foreign securities. The Fund at times may engage in derivative transactions (such as futures contracts and options) to protect against price declines, to enhance returns or as a substitute for purchasing or selling securities.

The portfolio manager seeks to purchase securities that are reasonably priced in relation to their fundamental value and which will grow in value over time. The issuer's dividend payment record is also considered. The manager relies on the investment adviser's research staff in making investment decisions, and will generally sell a security when the price objective for the stock is reached or the fundamentals of the company deteriorate, or to pursue more attractive investment opportunities.

The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

Principal Risk Factors. The Fund concentrates in the utilities industries, so the value of Fund shares will be affected by events that adversely affect those industries. Utility companies are sensitive to changes in interest rates and other economic conditions, governmental regulation, uncertainties created by deregulation, power shortages, the price and availability of fuel, environmental protection or energy conservation practices, the level and demand for services, increased risk and competition in deregulated sectors, and the cost and delay of technological developments. Securities of utility companies in the telecommunications sector and related sectors are volatile and may underperform in a sluggish economy. Changes in the utilities industries and in the dividend policies of utility companies could make it difficult for the Fund to provide a meaningful level of income. Because the Fund concentrates its investments, the value of Fund shares may fluctuate more than if the Fund invested in a broader variety of industries.

The value of Fund shares is also sensitive to stock market volatility. If there is a general decline in the value of U.S. stocks, the value of the Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. The Fund at times has held fewer than 75 stocks in its portfolio; therefore, the Fund's value may be more sensitive to developments affecting particular stocks than would be a more broadly diversified fund.

Because the Fund may invest in fixed-income securities, the value of Fund shares may be sensitive to increases in interest rates and the creditworthiness of issuers. Fixed-income securities rated below investment grade may have speculative characteristics. The use of derivative transactions is subject to certain limitations and may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty or unexpected price or market movements. Because the Fund invests a portion of its assets in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and developments abroad. Some of the securities held by the Fund may be subject to restrictions on resale, making them less liquid and more difficult to value.

The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shareholders may realize substantial losses and should invest for the long term.
                                        8

                           Eaton Vance Utilities Fund

Performance Information. The following bar chart and table provide information about Utilities Fund's performance, including a comparison of the Fund's performance to the performance of a broad-based index of certain utilities stocks. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class A shares for each calendar year through December 31, 2000 and do not reflect sales charges. If the sales charge was reflected, the returns would be lower.

 23.61%  6.60%  9.49%  -12.28%   27.54%   7.00%   16.18%   23.79%  40.76%  6.48%
 -------------------------------------------------------------------------------
 1991    1992   1993    1994      1995    1996     1997    1998     1999   2000

The highest quarterly total return for Class A was 23.56% for the quarter ended December 31, 1999, and the lowest quarterly return was -7.65% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2000 to March 31, 2001) was -6.65%.

                                                        One      Five       Ten
 Average Annual Total Return as of December 31, 2000    Year     Years     Years
--------------------------------------------------------------------------------
 Class A Shares                                        0.36%     16.79%   13.38%
 Class B Shares                                        1.16%     17.02%   14.02%
 Class C Shares                                        4.70%     16.83%   13.78%
 Standard & Poor's Utilities Index                    59.67%     16.51%   14.74%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The Class B and Class C performance shown above for the period prior to November 1, 1993 is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares but not adjusted for any other differences in the expenses of the classes. If such an adjustment were made, the Class B and Class C returns for that period would be lower. The S&P Utilities Index is an unmanaged index of certain utilities stocks. Investors cannot invest directly in an Index. (Source of S&P Utilities Index: Lipper Inc.)

Utilities Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

 Shareholder Fees
 (fees paid directly from your investment)         Class A    Class B    Class C
--------------------------------------------------------------------------------
 Maximum Sales Charge (Load) (as a percentage
  of offering price)                                5.75%      None       None
 Maximum Deferred Sales Charge (Load) (as a
  percentage of the lower of net asset value
  at time of purchase or time of redemption)        None       5.00%      1.00%
 Maximum Sales Charge (Load) Imposed on
  Reinvested Distributions                          None       None       None
 Exchange Fee                                       None       None       None

 Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)    Class A     Class B    Class C
--------------------------------------------------------------------------------
 Management Fees                                   0.742%     0.742%     0.742%
 Distribution and Service (12b-1) Fees              0.00%      1.00%      1.00%
 Other Expenses*                                   0.463%     0.213%     0.213%
                                                   ------     ------     ------
 Total Annual Fund Operating Expenses              1.205%     1.955%     1.955%
 Management Fee Waiver**                          (0.095%)   (0.095%)   (0.095%)
                                                  --------   --------   --------
 Total Annual Fund Operating Expenses (net
  waiver)                                          1.110%     1.860%     1.860%

*  Other Expenses for Class A includes a service fee of 0.25%.
** The investment adviser has agreed to reduce the advisory fee to 0.65% annually of average daily net assets up to $500 million and 0.625% annually on average daily net assets of $500 million and more. The fee declines further on net assets of $1 billion or more.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses continue to reflect the Management Fee waiver described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                                        1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                          $682      $908      $1,151      $1,849
 Class B shares                          $689      $985      $1,206      $2,180
 Class C shares                          $289      $585      $1,006      $2,180

You would pay the following expenses if you did not redeem your shares:

                                        1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                          $682      $908      $1,151      $ 1,849
 Class B shares                          $189      $585      $1,006      $ 2,180
 Class C shares                          $189      $585      $1,006      $ 2,180

Investment Objectives & Principal Policies and Risks

The investment objectives and principal policies and risks of the Funds are set forth below. Each Fund's investment objective may not be changed by the Trustees without shareholder approval. Most of a Fund's investment policies may be changed by the Trustees without shareholder approval. Each Fund currently seeks its investment objective by investing in one or more separate open-end investment companies that have the same objective and policies as the Fund.

Balanced Fund. Balanced Fund's investment objective is to provide current income and long-term capital growth. The Fund currently invests in Capital Growth Portfolio and Investment Grade Income Portfolio. The investment objective of
Capital Growth Portfolio is to seek growth of capital and the investment objectives of Investment Grade Income Portfolio are to seek current income and total return.

Balanced Fund's allocation of assets to equity securities in Capital Growth Portfolio will generally not exceed 75% nor be less than 25% of net assets.
Capital Growth Portfolio invests in a broadly diversified list of seasoned securities representing a number of different industries. The portfolio manager places emphasis on equity securities considered to be of high or improving quality. The foregoing policies cannot be changed without shareholder approval. Whether an equity security is of high or improving quality is based upon the investment adviser's judgement of the issuer's current and projected financial performance. A portion of Capital Growth Portfolio's assets may consist of unseasoned issuers. Capital Growth Portfolio may invest in pooled investment vehicles, such as exchange-traded funds. When so invested, the Fund will bear expenses of the investment in addition to Portfolio expenses. Balanced Fund also allocates at least 25% of its net assets to fixed-income securities by investing in Investment Grade Income Portfolio, which may include preferred stocks, corporate bonds, U.S. Government securities, money market instruments and mortgage-backed obligations. Investment Grade Income Portfolio may invest in fixed-income securities of any credit quality but will limit investment in those rated below investment grade to not more than 5% of Balanced Fund's total assets. Investment Grade Income Portfolio may also invest in repurchase agreements.

Capital Growth Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) pays more commissions and may generate more capital gains than a fund with a lower rate. Brokerage commissions are an expense which reduce returns. Capital gains distributions will reduce after tax returns for shareholders holding Fund shares in taxable accounts.

Growth & Income Fund. Growth & Income Fund's investment objective is to provide growth of principal and income. The Fund currently invests in Growth & Income Portfolio. Under normal circumstances, Growth & Income Portfolio will invest primarily in value stocks and at least 65% of its total assets will be invested in equity securities. The Portfolio may also invest up to 20% of its net assets in convertible debt securities of any credit quality (including securities rated below investment grade).

Securities acquired by Growth & Income Portfolio may be undervalued in relation to the overall market due to adverse economic conditions or other near-term difficulties that may cause them not to achieve their expected financial potential. Undervaluation may also arise because companies are misunderstood by investors or because they are out of step with favored market themes.

Growth & Income Portfolio primarily invests in dividend-paying stocks. The Fund's ability to distribute income to shareholders, however, depends on the yields available on common stocks and Fund (and class) expenses. If Fund (and class) expenses exceed income, Fund shareholders will not receive distributions. The Portfolio also may invest in non-income producing stocks.

Growth & Income Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) pays more commissions and may generate more capital gains than a fund with a lower rate. Brokerage commissions are an expense which reduce returns. Capital gains distributions will reduce after tax returns for shareholders holding Fund shares in taxable accounts.

Special Equities Fund. Special Equities Fund's investment objective is to provide growth of capital. The Fund currently invests in Special Equities Portfolio. Special Equities Portfolio invests primarily in common stocks of emerging growth companies. Many emerging growth companies acquired by the Portfolio will have annual revenues of $1 billion or less at the time they are acquired, but the Portfolio may also invest in larger or smaller companies having emerging growth characteristics. Many emerging growth companies are in the early stages of their development, are more dependent on fewer products, services or product markets than more established companies, may have limited financial resources or may rely upon a limited management group, may lack substantial capital reserves and do not have established performance records. Emerging growth stocks frequently have lower trading volume and tend to be more sensitive to changes in earnings projections that stocks of more established companies, making them more volatile and possibly more difficult to value. Under normal circumstances, Special Equities Portfolio invests at least 80% of its total assets in equity securities.

Special Equities Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) pays more commissions and may generate more capital gains than a fund with a lower rate. Brokerage commissions are an expense which reduce returns. Capital gains distributions will reduce after tax returns for shareholders holding Fund shares in taxable accounts.

Utilities Fund. Utilities Fund's investment objective is to provide a high level of total return, consisting of capital appreciation and relatively predictable income. The amount of income versus capital growth contributing to the Fund's total return will vary. The Fund seeks high total return consistent with prudent management and preservation of capital. The Fund currently invests in Utilities Portfolio. Utilities Portfolio invests principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. Under normal circumstances, Utilities Portfolio invests at least 80% of its total assets in common stocks of utilities. In recent years, dividend payments by certain utilities companies have grown more slowly than in the past (or have been reduced) due, in part, to industry deregulation (increasing price competition) and diversification into less established lines of business with greater capital requirements.

"Utilities" are companies engaged in the manufacture, production, generation, transmission, sale and distribution of water, gas and electric energy, as well as companies engaged in the communications field, including telephone, telegraph, satellite, cable, microwave, radio-telephone, mobile communication and cellular paging, electronic mail, videotext and teletext. A company will be considered to be in the utilities industry if, during the most recent 12-month period, at least 50% of the company's gross revenues, on a consolidated basis, are derived from utilities industries. The Portfolio's policy of concentrating in common stocks of utilities may not be changed without shareholder approval.

When consistent with achieving total return, Utilities Portfolio may invest up to 20% of its net assets in fixed-income securities, including (with respect to up to 10% of net assets) securities rated BBB or Baa or below. The Portfolio may also invest in non-income producing securities.

Utilities Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) pays more commissions and may generate more capital gains than a fund with a lower rate. Brokerage commissions are an expense which reduce returns. Capital gains distributions will reduce after tax returns for shareholders holding Fund shares in taxable accounts.

Common Investment Practices. Each Portfolio may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries. Investment Grade Income Portfolio will only invest in issuers located in developed countries. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. These risks can be more significant for companies in less developed countries. As an alternative to holding foreign stocks directly, each Portfolio may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). Such investments are not subject to the Portfolios' 25% limitation on investing in foreign securities.

Investment Grade Income, Growth & Income and Utilities Portfolios may invest a portion of their assets in fixed-income and/or convertible debt securities that are, at the time of investment, rated investment grade or below (which are those rated Baa or lower by Moody's Investors Service, Inc., or BBB or lower by Standard & Poor's Ratings Group)(so-called "junk bonds"). Securities rated Baa or BBB or below have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower rated securities to make principal and interest payments. Lower rated securities also may be subject to greater price volatility than higher rated obligations. The Portfolios may invest in securities in any rating category, including those in default.

Each Portfolio, except Investment Grade Income Portfolio, at times may engage in derivative transactions (such as options, futures contracts and options thereon, forward currency exchange contracts and short sales against-the-box) to protect against stock price, interest rate or currency rate declines, to enhance return or as a substitute for the purchase or sale of securities or currencies. The use of derivatives is highly specialized. The built-in leverage inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received by the Portfolio. In a short sale against-the-box, a Portfolio may be forced to deliver appreciated stock to close a position, causing a recognition of gain. Each Portfolio normally intends to deliver newly acquired stock to close a short porition. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security or currency. Derivative hedging transactions may not be effective because of imperfect correlations and other factors.

Each Portfolio may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Portfolio illiquidity if eligible buyers become uninterested in purchasing them.

Each Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. None of the Portfolios will purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, each Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objective. While temporarily invested, a Portfolio may not achieve its investment objective. While at times a Portfolio may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

Management and Organization

Management. Each Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $45 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of each Portfolio. Under its investment advisory agreements with Capital Growth Portfolio and Investment Grade Income Portfolio, BMR receives a monthly advisory fee from Capital Growth Portfolio of 5/96 of 1% (equivalent to 0.625% annually) of the average daily net assets up to an including $170 million, and 1/24 of 1% (equivalent to 0.50% annually) of the average daily net assets over $170 million, and a monthly advisory fee from Investment Grade Income Portfolio of 5/96 of 1% (equivalent to 0.625% annually) of the average daily net assets up to and including $130 million, and 1/24 of 1% (equivalent to 0.50% annually) of the average daily net assets over $130 million. For the period from the start of business, March 7, 2000, to December 31, 2000, Capital Growth Portfolio and Investment Grade Income Portfolio paid BMR advisory fees equivalent to 0.614% and 0.625% (annualized), respectively, of average daily net assets. Prior to March 7, 2000, Balanced Fund's assets were invested in Balanced Portfolio, which also engaged BMR as its investment adviser. For the period January 1, 2000 to March 6, 2000, Balanced Portfolio paid BMR advisory fees of 0.619% (annualized) of average daily net assets.

Under its investment advisory agreements with Growth & Income Portfolio and Special Equities Portfolio, BMR receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of the average daily net assets of each such Portfolio. For the fiscal year ended December 31, 2000, Growth & Income Portfolio and Special Equities Portfolio each paid BMR advisory fees equivalent to 0.625% of average daily net assets.

Under its investment advisory agreement with Utilities Portfolio, BMR is entitled to receive an advisory fee of 0.75% annually of the average daily net assets of Utilities Portfolio up to $500 million, and 0.6875% annually of the average daily net assets of $500 million and more, which fee is further reduced on assets of $1 billion or more. In February 1997, the Trustees of Utilities Portfolio voted to accept a reduction of BMR's compensation so that the advisory fees paid by Utilities Portfolio during any fiscal year or portion thereof will not exceed on an annual basis 0.65% of average daily net assets up to $500 million and 0.625% on average daily net assets of $500 million and more, which fee declines further on assets of $1 billion or more. For the fiscal year ended December 31, 2000, Utilities Portfolio paid BMR advisory fees equivalent to 0.647% of its average daily net assets.

Arieh Coll is the portfolio manager of Capital Growth Portfolio (since it commenced operations). Mr. Coll has been an Eaton Vance portfolio manager since January 2000 and is Vice President of Eaton Vance and BMR. He also manages other Eaton Vance portfolios. Prior to joining Eaton Vance, Mr. Coll was employed by Fidelity Investments as a portfolio manager and investment analyst.

Michael B. Terry is the portfolio manager of Investment Grade Income Portfolio (since it commenced operations). He also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than 5 years, and is a Vice President of Eaton Vance and BMR.

Michael R. Mach is the portfolio manager of Growth & Income Portfolio (since January 2000). Mr. Mach has been an Eaton Vance portfolio manager since January 2000 and is a Vice President of Eaton Vance and BMR. He also manages another Eaton Vance portfolio. Prior to joining Eaton Vance, Mr. Mach was a Managing Director and Senior Analyst for Robertson Stephens (1998-1999), Managing Director and Senior Analyst for Piper Jaffray (1996-1998), and Senior Vice President and Senior Analyst for Putnam Investments (1989-1996).

Judith A. Saryan is the portfolio  manager of Utilities  Portfolio  (since March
1999). She has been an Eaton Vance portfolio manager since March 1999 and is a Vice President of Eaton Vance and BMR. Prior to joining Eaton Vance, Ms. Saryan was a portfolio manager and equity analyst for State Street Global Advisors.

Edward E. Smiley, Jr. is the portfolio manager of Special Equities Portfolio (since November 1996). He also manages other Eaton Vance portfolios, has been an employee of Eaton Vance since November 1996, and is a Vice President of Eaton Vance and BMR. Prior to joining Eaton Vance, Mr. Smiley was a Senior Product Manager, Equity Management for Trade-Street Investment Associates, Inc., a wholly-owned subsidiary of NationsBank.

Eaton Vance serves as administrator of each Fund, providing the Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Organization. Each Fund is a series of Eaton Vance Special Investment Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because a Fund invests in a Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. A Fund can withdraw from a Portfolio at any time.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust's Trustees considered this in approving the use of a combined prospectus.

Valuing Shares

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Portfolio holdings. Exchange-listed securities are valued at closing sale prices. Most debt securities are valued by an independent pricing service. The investment adviser may use the fair value of a security if events occurring after the close of a securities market would materially affect net asset value or market prices are unavailable. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

Purchasing Shares

You may purchase shares through your investment dealer or by mailing the account application form included in this prospectus to the transfer agent (see back cover for address). Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B and Class C shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B shares within six years of purchase or Class C shares within one year of purchase. The sales charges are described below. Your investment dealer can help you decide which Class of shares suits your investment needs.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. A Fund may suspend the sale of its shares at any time and any purchase order may be refused.

Sales Charges

Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:
                                                  Sales Charge
                                                as Percentage of
 Amount of Purchase                               Offering Price
--------------------------------------------------------------------------------
 Less than $50,000                                    5.75%
 $50,000 but less than $100,000                       4.75%
 $100,000 but less than $250,000                      3.75%
 $250,000 but less than $500,000                      3.00%
 $500,000 but less than $1,000,000                    2.00%
 $1,000,000 or more                                   0.00*

 * No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.

                                         Sales Charge          Dealer Commission
                                      as Percentage of Net    as a Percentage of
 Amount of Purchase                     Amount Invested          Offering Price
--------------------------------------------------------------------------------
 Less than $50,000                          6.10%                     5.00%
 $50,000 but less than $100,000             4.99%                     4.00%
 $100,000 but less than $250,000            3.90%                     3.00%
 $250,000 but less than $500,000            3.09%                     2.50%
 $500,000 but less than $1,000,000          2.04%                     1.75%
 $1,000,000 or more                         0.00*                    See Below

   * No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of r edemptions within 12 months of purchase.

The principal underwriter will pay a commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts over $3 million but less than $5 million; plus 0.25% on amounts over $5 million. Purchases totalling $1 million or more will be aggregated over a 12-month period for purposes of determining the commission. The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

Contingent Deferred Sales Charge. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:

Year of Redemption After Purchase   CDSC
-------------------------------------------
First or Second                      5%  The CDSC is based on the lower of the
Third                                4%  net asset value at the time of purchase
Fourth                               3%  or at the time of redemption.  Shares
Fifth                                2%  acquired through the reinvestment of
Sixth                                1%  distributions are exempt from the CDSC.
Seventh or following                 0%  Redemptions are made first from shares
                                         that are not subject to a CDSC.

Reducing or Eliminating Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $50,000 or more. Class A shares of other Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.

Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details. Class A shares are also sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.

CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B and Class C shares, in connection with certain redemptions from tax-sheltered retirement plans. Call 1-800-225-6265 for details. The Class B CDSC is also waived following the death of all beneficial owners of shares, but only if the redemption is requested within one year after death (a death certificate and other applicable documents may be required).

If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

Distribution and Service Fees. Class B and Class C shares have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter pays commissions to investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments). The sales commission on Class B shares equals 4% of the purchase price of the shares. The principal underwriter compensates investment dealers who sell Class C shares at a rate of 1.00% of the purchase price of the shares, consisting of 0.75% of sales commission and 0.25% of service fees (for the first year's service). After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. All Classes pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers.

Class B and Class C distribution fees are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described in the Statement of Additional Information, uncovered distribution charges of a Class are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealers, Inc. To date, neither Class B nor Class C uncovered distribution charges have been fully covered.

Redeeming Shares

You can redeem shares in any of the following ways:

 By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

 By Telephone       You can redeem up to $50,000  by calling the transfer  agent at  1-800-262-1122  on Monday through  Friday,  9:00 a.m. to
                    4:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed  only to the account  address.  Shares held by corporations,  trusts or certain  other  entities and shares
                    that  are  subject  to  fiduciary   arrangements  cannot  be
                    redeemed by telephone.

 Through  an
 Investment Dealer  Your investment  dealer is responsible for  transmitting the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

Shareholder Account Features

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

Distributions. You may have your Fund distributions paid in one of the following ways:

 *Full Reinvest     Dividends  and capital  gains are  reinvested  in additional
  Option            shares.  This  option will be assigned if you do not specify an option.

 *Partial Reinvest  Dividends are paid in cash and capital gains are reinvested
  Option            in additional shares.

 *Cash Option       Dividends and capital gains are paid in cash.

 *Exchange Option   Dividends  and/or capital gains are reinvested in additional shares of another  Eaton  Vance fund  chosen by you.  Before selecting  this option,  you must obtain a prospectus of the
                    other  fund  and  consider  its   objectives   and  policies
                    carefully.

Information from the Fund. From time to time, you may be mailed the following:

  * Annual and Semi-Annual Reports, containing performance information and financial statements.
  * Periodic account statements, showing recent activity and total share balance.
  *  Form 1099 and tax information needed to prepare your income tax returns.
  *  Proxy materials, in the event a shareholder vote is required.
  *  Special notices about significant events affecting your Fund.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Tax-Sheltered Retirement Plans. Class A and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund. Exchanges are generally made at net asset value. If you hold Class A shares for less than six months and exchange them for shares subject to a higher sales charge, you will be charged the difference between the two sales charges. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"Street Name" Accounts. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

Tax Information

Utilities Fund pays dividends monthly, Balanced Fund and Growth & Income Fund pay dividends quarterly, and Special Equities Fund pays dividends annually. Dividends may not be paid if Fund (and Class) expenses exceed Fund income for the period. Different Classes of a Fund will generally distribute different dividend amounts. Each Fund makes distributions of net realized capital gains, if any, at least annually. Distributions of income and net short-term capital gains are taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term gains. Over time, distributions by each Fund can generally be expected to include both dividends taxable as ordinary income and capital gain distributions taxable as long-term gains. A portion of each Fund's income distributions may be eligible for the corporate dividends-received deduction. A Fund's distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares.

Investors who purchase shares at a time when a Fund's net asset value reflects gains that are realized but not distributed will pay the full price for the shares and then may receive some portion of the price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Each Portfolio's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the Fund's return on such securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Portfolio.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

Financial Highlights

The financial highlights are intended to help you understand a Fund's financial performance for the past five years. Certain information in the tables reflect the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by PricewaterhouseCoopers LLP, independent accountants. The report of PricewaterhouseCoopers LLP and each Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request. Each Fund began offering three Classes of shares on January 1, 1998. Prior to that date, each Fund offered only Class A shares and Class B and C existed as separate funds.

                                                                                         BALANCED FUND
                                                            ------------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                            ------------------------------------------------------------------------
                                                                                            2000(1)
                                                            ------------------------------------------------------------------------
                                                                 CLASS A                    CLASS B                   CLASS C
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year                             $7.920                   $ 13.410                   $12.900
                                                           ---------------------     --------------------           -------------
  Income (loss) from operations
  Net investment income                                           $0.161                   $  0.172                   $  0.164
  Net realized and unrealized gain (loss)                         (0.162)                    (0.298)                    (0.280)
                                                           ---------------------     --------------------           -------------
  Total income (loss) from operations                           $(0.001)                   $ (0.126)                  $ (0.116)
                                                           ---------------------     --------------------           -------------
  Less distributions
  From net investment income                                    $(0.160)                   $ (0.165)                  $ (0.155)
  In excess of net investment income                               --                          --                         --
  From net realized gain                                         (1.539)                     (1.539)                    (1.539)
                                                           ---------------------     --------------------           -------------
  Total distributions                                           $(1.699)                   $ (1.704)                  $(1.694)
                                                           ---------------------     --------------------           -------------
  Net asset value - End of year                                 $ 6.220                    $  11.580                  $11.090
                                                           =====================     ====================           =============
  Total return(2)                                                 (0.11)%                      (1.00)%                   (0.97)%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)                       $205,944                   $ 50,818                   $11,994
  Ratios (as a percentage of average daily net assets):
   Expenses (3)                                                     1.11%                      1.89%                     1.92%
   Net investment income                                            2.10%                      1.31%                     1.30%
  Portfolio turnover of Balanced Portfolio                            60%(4)                     60%(4)                    60%(4)
  Portfolio turnover of Capital Growth Portfolio                     271%(5)                    271%(5)                   271%(5)
  Portfolio turnover of Investment Grade Income Portfolio             47%(5)                     47%(5)                    47%(5)

                                                                                            1999(1)
                                                            ------------------------------------------------------------------------
                                                                 CLASS A                    CLASS B                   CLASS C
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year                           $  8.140                   $ 13.680                   $13.170
                                                           ---------------------     --------------------           -------------
  Income (loss) from operations
  Net investment income                                         $  0.195                   $  0.221                   $ 0.205
  Net realized and unrealized gain (loss)                         (0.080)                    (0.121)                   (0.130)
                                                           ---------------------     --------------------           -------------
  Total income (loss) from operations                           $ 0.115                    $ 0.100                    $ 0.075
                                                           ---------------------     --------------------           -------------
  Less distributions
  From net investment income                                    $(0.200)                   $ (0.234)                  $(0.210)
  In excess of net investment income                               --                        (0.001)                      --
  From net realized gain                                         (0.135)                     (0.135)                   (0.135)
                                                           ---------------------     --------------------           -------------
  Total distributions                                           $(0.335)                   $ (0.370)                  $(0.345)
                                                           ---------------------     --------------------           -------------
  Net asset value - End of year                                 $ 7.920                    $  13.410                  $12.900
                                                           =====================     ====================           =============
  Total return(2)                                                 1.45%                      (0.74)%                   (0.58)%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)                       $244,507                   $ 67,207                   $10,584
  Ratios (as a percentage of average daily net assets):
   Expenses (3)                                                     0.97%                      1.78%                     1.84%
   Net investment income                                            2.45%                      1.64%                     1.58%
  Portfolio turnover of Balanced Portfolio                            33%                        33%                       33%
  Portfolio turnover of Capital Growth Portfolio                      ---                        ---                       ---
  Portfolio turnover of Investment Grade Income Portfolio             ---                        ---                       ---

                                                                                                   1998
                                                                 -------------------------------------------------------------------
                                                                 CLASS A                    CLASS B                   CLASS C
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year                           $  8.700                 $  13.680                  $   13.240
                                                               --------------            -------------              -------------
  Income (loss) from operations
  Net investment income                                         $   0.226                    0.231                  $    0.216
  Net realized and unrealized gain (loss)                           0.901                    1.451                       1.401
                                                               --------------            --------------             -------------
  Total income (loss) from operations                           $   1.127                 $  1.682                  $    1.617
                                                               --------------            --------------             -------------
  Less distributions
  From net investment income                                    $  (0.220)                  (0.215)                 $   (0.220)
  In excess of net investment income                                 --                       --                           --
  From net realized gain                                           (1.467)                 (1.467)                     (1.467)
                                                               --------------            --------------             -------------
  Total distributions                                           $  (1.687)              $  (1.682)                 $   (1.687)
                                                               --------------            --------------             -------------
  Net asset value - End of year                                 $   8.140               $  13.680                  $   13.170
                                                               ==============            ==============             =============
  Total return(2)                                                   13.43%                  12.59%                      12.51%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)                       $  270,277               $ 72,836                  $   10,742
  Ratios (as a percentage of average daily net assets):
   Expenses (3)                                                       0.98%                  1.81%                        1.85%
   Net investment income                                              2.45%                  1.62%                        1.58%
  Portfolio turnover of Balanced Portfolio                              49%                    49%                          49%
  Portfolio turnover of Capital Growth Portfolio                      ---                      ---                         ---
  Portfolio turnover of Investment Grade Income Portfolio             ---                      ---                         ---

                                                                          1997                      1996
                                                            -----------------------------------------------------
                                                                 CLASS A                    CLASS A
-----------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year                            $  8.090                       $  8.150
                                                                 --------------                -------------
  Income (loss) from operations
  Net investment income                                          $  0.208                       $  0.254
  Net realized and unrealized gain (loss)                           1.492                          0.821
                                                                 --------------                -------------
  Total income (loss) from operations                            $  1.700                       $  1.075
                                                                 --------------                -------------
  Less distributions
  From net investment income                                     $ (0.200)                      $ (0.254)
  In excess of net investment income                                  --                          (0.001)
  From net realized gain                                           (0.890)                        (0.880)
                                                                 --------------                -------------
  Total distributions                                            $ (1.090)                      $ (1.135)
                                                                 --------------                -------------
  Net asset value - End of year                                  $  8.700                       $  8.090
                                                                 ==============                =============
  Total return(2)                                                   21.60%                         13.61%

 Ratios/Supplemental Data
 Net assets, end of year (000's omitted)                           $263,730                     $240,217
 Ratios (as a percentage of average daily net assets):
   Expenses(3)                                                       0.97%                         0.93%
   Net investment income                                             2.35%                         3.03%
  Portfolio turnover of Balanced Portfolio                             37%                           64%
  Portfolio turnover of Capital Growth Portfolio                     ---                           ---
  Portfolio turnover of Investment Grade Income Portfolio            ---                           ---

                                                 (See footnotes on last page.)
                                       19

                                                                                     GROWTH & INCOME FUND
                                                           -------------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                           -------------------------------------------------------------------------
                                                                                          2000(1)
                                                           -------------------------------------------------------------------------
                                                                 CLASS A                    CLASS B                   CLASS C
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year                           $ 14.390                    $16.340                   $13.370
                                                                ---------                   --------                  --------
  Income (loss) from operations
  Net investment income (loss)                                  $  0.114                    $0.004                    $ 0.003
  Net realized and unrealized gain                                 1.835                     2.105                      1.696
                                                                ---------                   --------                  --------
  Total income (loss) from operations                           $  1.949                    $2.109                    $ 1.699
                                                                ---------                   --------                  --------
  Less distributions
  From net investment income                                    $ (0.090)                  $   --                     $   --
  In excess of net investment income                                --                         --                         --
  From net realized gain                                          (1.479)                   (1.479)                     (1.479)
  In excess of net realized gain                                    --                         --                         --
                                                                ----------                  --------                   --------
  Total distributions                                           $ (1.569)                  $(1.479)                   $ (1.479)
                                                                ----------                  --------                   --------
  Net asset value - End of year                                 $ 14.770                   $16.970                    $ 13.590
                                                                ==========                 =========                  =========
  Total return(2)                                                  14.76%                    13.86%                      13.87%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)                       $147,800                   $30,368                    $  6,246
  Ratios (as a percentage of average daily net assets):
   Expenses(3)                                                      1.15%                     1.94%                       1.95%
   Net investment income (loss)                                     0.82%                     0.03%                       0.02%
  Portfolio turnover of the Portfolio                                163%                      163%                        163%

                                                                             1999(1)                               1998
                                                            ------------------------------------------------------------------------
                                                            CLASS A       CLASS B     CLASS C       CLASS A      CLASS B    CLASS C
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year                       $ 16.050      $17.990     $15.110      $ 13.760      $15.400    $13.020
                                                            --------      -------     --------     --------      --------   -------
  Income (loss) from operations
  Net investment income (loss)                              $  0.101      $(0.027)   $(0.029)      $  0.088      $(0.031)   $(0.033)
  Net realized and unrealized gain                             0.363        0.416      0.328          2.879       3.218      2.715
                                                            ---------      -------    -------       --------     -------    -------
  Total income (loss) from operations                       $  0.464      $ 0.389    $ 0.299       $  2.967     $ 3.187     $ 2.682
                                                            --------       -------    -------       --------     -------    -------
  Less distributions
  From net investment income                                $ (0.085)     $  --      $  --         $ (0.090)    $(0.001)    $(0.005)
  In excess of net investment income                            ---          --         --             --(7)     (0.009)       --
  From net realized gain                                      (2.039)      (2.039)    (1.988)        (0.587)     (0.587)     (0.582)
  In excess of net realized gain                                ---          --       (0.051)           --          --       (0.005)
                                                            ---------     --------   --------       --------    --------   --------
  Total distributions                                       $ (2.124)    $(2.039)   $(2.039)      $ (0.677)    $(0.597)    $(0.592)
                                                            ---------     --------   --------      --------     --------    --------
  Net asset value - End of year                             $ 14.390      $16.340    $13.370       $ 16.050     $17.990     $15.110
                                                            =========     ========   ========      ========     ========    ========
  Total return(2)                                               3.40%       2.58%      2.47%          21.81%      20.85%      20.77%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)                   $139,219      $32,489    $ 5,208       $141,985     $26,708     $ 2,344
  Ratios (as a percentage of average daily net assets):
   Expenses(3)                                                  1.08%        1.85%      1.90%          1.07%       1.90%       1.94%
   Net investment income (loss)                                 0.62%      (0.15)%    (0.19)%          0.60%     (0.22)%     (0.24)%
  Portfolio turnover of the Portfolio                            126%         126%       126%            95%         95%        95%

                                                                    1997                        1996
                                                            ------------------------------------------------------------------------
                                                                  CLASS A                     CLASS A
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year                             $ 13.560                    $ 12.760
                                                                  --------                    --------
  Income (loss) from operations
  Net investment income (loss)                                    $  0.163                    $  0.228
  Net realized and unrealized gain                                   3.827                       2.272
                                                                  --------                    --------
  Total income (loss) from operations                             $  3.990                    $  2.500
                                                                  --------                    --------
  Less distributions
  From net investment income                                      $(0.170)                   $ (0.220)
  In excess of net investment income                                ---                          --
  From net realized gain                                           (3.602)                     (1.480)
  In excess of net realized gain                                   (0.018)                        ---
                                                                  --------                   ---------
   Total distributions                                            $(3.790)                   $ (1.700)
                                                                  ---------                  ---------
  Net asset value - End of year                                   $ 13.760                   $ 13.560
                                                                  =========                  =========
  Total return(2)                                                   30.93%                     20.20%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)                         $124,569                   $106,775
  Ratios (as a percentage of average daily net assets):
   Expenses(3)                                                        1.04%                     1.00%
   Net investment income (loss)                                       1.07%                     1.70%
  Portfolio turnover of the Portfolio                                   93%                      114%


                                                   (See footnotes on last page.)

                                                                                SPECIAL EQUITIES FUND
                                                  ----------------------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------------------------
                                                                                       2000(1)
                                                  ----------------------------------------------------------------------------------
                                                           CLASS A                      CLASS B                      CLASS C
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of
     year                                                 $ 9.390                    $ 19.670                       $14.220
                                                          --------                   --------                       -------
  Income (loss) from operations
  Net investment (loss)                                   $(0.059)                   $ (0.286)                      $(0.202)
  Net realized and unrealized gain (loss)                  (0.500)                     (1.353)                       (0.877)
                                                           -------                    --------                      --------
  Total income (loss) from operations                     $(0.559)                   $ (1.639)                       (1.079)
                                                           -------                   ---------                      --------
  Less distributions
  From net realized gain                                  $(1.660)                   $ (1.660)                      $(1.660)
  In excess of net realized gain                           (0.321)                     (0.321)                       (0.321)
                                                           -------                   ---------                      --------
  Total distributions                                     $(1.981)                   $ (1.981)                       (1.981)
                                                           -------                   ---------                      --------
  Net asset value - End of year                           $ 6.850                    $ 16.050                       $11.160
                                                           =======                   =========                      ========
  Total return(2)                                           (9.15)%                     (9.90)%                      (9.74)%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)                 $ 89,183                   $ 10,753                       $ 4,451
  Ratios (as a percentage of average daily net
  assets):
   Expenses(3)                                                1.18%                      1.98%                         2.01%
   Net investment loss                                       (0.66%)                    (1.46%)                       (1.49%)
  Portfolio turnover of the Portfolio                          136%                       136%                          136%

                                                                                        1999(1)
                                                  ----------------------------------------------------------------------------------
                                                           CLASS A                      CLASS B                      CLASS C
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of
     year                                                $ 7.500                       $ 14.820                       $11.000
                                                          -------                      --------                       -------
  Income (loss) from operations
  Net investment (loss)                                  $(0.060)                      $ (0.245)                       $(0.183)
  Net realized and unrealized gain (loss)                 3.064                           6.209                          4.517
                                                          --------                      --------                       -------
  Total income (loss) from operations                    $ 3.004                       $ 5.964                        $ 4.334
                                                          -------                      --------                       -------
  Less distributions
  From net realized gain                                 $(1.114)                      $(1.114)                       $(1.114)
  In excess of net realized gain                             --                            --                             --
                                                          --------                     --------                      --------
  Total distributions                                    $(1.114)                      $(1.114)                       $(1.114)
                                                          --------                     --------                      --------
  Net asset value - End of year                          $ 9.390                       $19.670                        $14.220
                                                          =======                      ========                      ========
  Total return(2)                                          42.30%                        41.36%                         40.90%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)                $100,009                      $ 6,508                        $ 1,219
  Ratios (as a percentage of average daily net
  assets):
   Expenses(3)                                               1.21%                        2.01%                          2.04%
   Net investment loss                                      (0.77)%                      (1.57%)                        (1.61)%
  Portfolio turnover of the Portfolio                         103%                         103%                           103%

                                                                                        1998
                                                  ----------------------------------------------------------------------------------
                                                           CLASS A                      CLASS B                    CLASS C
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of
     year                                                   $  6.990                    $ 13.320                   $ 9.960
                                                            --------                     --------                  -------
  Income (loss) from operations
  Net investment (loss)                                     $ (0.055)                   $ (0.162)                  $(0.241)
  Net realized and unrealized gain (loss)                      1.126                       2.223                     1.842
                                                            --------                    --------                   --------
  Total income (loss) from operations                       $  1.071                    $  2.061                   $ 1.601
                                                            --------                    --------                   --------
  Less distributions
  From net realized gain                                    $ (0.561)                   $ (0.561)                  $(0.561)
  In excess of net realized gain                                 --                         --                         --
                                                            ---------                    --------                  --------
  Total distributions                                       $ (0.561)                   $ (0.561)                  $(0.561)
                                                            ---------                    --------                  --------
  Net asset value - End of year                             $  7.500                    $ 14.820                   $11.000
                                                            =========                   =========                  ========
  Total return(2)                                              15.82%                      15.74%                    16.44%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)                   $ 73,896                    $  3,946                   $   709
  Ratios (as a percentage of average daily net
  assets):
   Expenses(3)                                                  1.23%                       2.09%                     2.11%
   Net investment loss                                          (.76%)                     (1.25)%                   (1.24)%
  Portfolio turnover of the Portfolio                            116%                        116%                      116%

                                                                1997                        1996
                                                  ----------------------------------------------------------------------------------
                                                           CLASS A                      CLASS A
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of
     year                                                 $  8.950                      $  7.980
                                                          --------                      ---------
  Income (loss) from operations
  Net investment (loss)                                   $ (0.032)                     $ (0.009)
  Net realized and unrealized gain (loss)                    0.922                         1.874
                                                          ---------                     ---------
  Total income (loss) from operations                     $  0.890                      $  1.865
                                                          --------                      ---------
  Less distributions
  From net realized gain                                  $ (2.706)                     $ (0.895)
  In excess of net realized gain                            (0.144)                          --
                                                          ---------                     ---------
  Total distributions                                     $ (2.850)                     $ (0.895)
                                                          ---------                     ---------
  Net asset value - End of year                           $  6.990                      $  8.950
                                                          =========                     =========
  Total return(2)                                            14.18%                        23.76%
  Ratios/Supplemental Date
  Net assets, end of year (000's omitted)                 $ 73,144                      $ 76,999
  Ratios (as a percentage of average daily net
  assets):
   Expenses(3)                                                1.12%                        1.04%
   Net investment loss                                       (0.46)%                      (0.10%)
  Portfolio turnover of the Portfolio                          156%                          91%

                                                   (See footnotes on last page.)

                                                                                UTILITIES FUND
                                                  ----------------------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------------------------
                                                                                    2000(1)
                                                  ----------------------------------------------------------------------------------
                                                           CLASS A                      CLASS B                    CLASS C
------------------------------------------------------------------------------------------------------------------------------------

  Net asset value - Beginning of year                     $11.650                       $13.680                    $14.580
                                                          -------                       -------                    -------
  Income (loss) from operations
  Net investment income                                   $ 0.134                       $ 0.056                    $ 0.058
  Net realized and unrealized gain (loss)                   0.593                         0.691                      0.739
                                                          -------                       --------                   -------
  Total income (loss) from operations                     $ 0.727                       $ 0.747                    $ 0.797
                                                          -------                       --------
  Less distributions
  From net investment income                              $(0.115)                      $(0.045)                   $(0.045)
  In excess of net investment income                           --                            --                         --
  From net realized gain                                   (2.202)                       (2.202)                    (2.202)
  In excess of net realized gain                               --                            --                         --
                                                          --------                      ---------                   -------
  Total distributions                                     $(2.317)                      $(2.247)                   $(2.247)
                                                          --------                      ---------                  --------
  Net asset value - End of year                           $10.060                       $12.180                    $13.130
                                                          ========                      =========                  ========
  Total return(2)                                            6.48%                         5.61%                      5.60%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)                $492,352                       $71,098                    $10,806
  Ratios (as a percentage of average daily net
  assets):
   Operating expenses(3)                                     1.08%                         1.85%                     1.85%
   Interest expense(3)                                       0.01%                         0.01%                     0.01%
   Net investment income                                     1.18%                         0.42%                     0.41%
  Portfolio turnover of the Portfolio                         149%                          149%                      149%

                                                                                    1999(1)
                                                 ----------------------------------------------------------------------------------
                                                           CLASS A                      CLASS B                    CLASS C
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year                     $ 10.150                   $ 11.610                      $12.270
                                                          --------                    --------                     --------
  Income (loss) from operations
  Net investment income                                   $  0.150                   $  0.076                      $ 0.078
  Net realized and unrealized gain (loss)                    3.773                      4.337                        4.589
                                                          --------                    --------                     --------
  Total income (loss) from operations                     $  3.923                   $  4.413                      $ 4.667
                                                          --------                    --------                     --------
  Less distributions
  From net investment income                              $ (0.162)                  $ (0.076)                     $(0.091)
  In excess of net investment income                            --                     (0.006)                      (0.005)
  From net realized gain                                    (2.261)                    (2.261)                      (2.261)
  In excess of net realized gain                                --                         --                           --
                                                          ---------                  ---------                     --------
  Total distributions                                     $ (2.423)                  $ (2.343)                     $(2.357)
                                                          ---------                  ---------                     --------
  Net asset value - End of year                           $ 11.650                   $ 13.680                      $14.580
                                                          =========                  ==========                    ========
  Total return(2)                                            40.75%                     39.71%                       39.67%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)                 $509,845                   $ 62,285                      $ 6,349
  Ratios (as a percentage of average daily net
  assets):
   Operating expenses(3)                                      1.08%                      1.82%                        1.85%
   Interest expense(3)                                         --(6)                      --(6)                        --(6)
   Net investment income                                      1.33%                      0.59%                        0.57%
  Portfolio turnover of the Portfolio                           93%                        93%                          93%

                                                                                    1998(1)
                                                 ----------------------------------------------------------------------------------
                                                           CLASS A                      CLASS B                    CLASS C
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year                    $  8.450                      $ 9.670                    $10.190
                                                         --------                      -------                    -------
  Income (loss) from operations
  Net investment income                                  $  0.251                      $ 0.209                    $ 0.220
  Net realized and unrealized gain (loss)                   1.721                        1.970                      2.082
                                                         --------                      -------                    -------
  Total income (loss) from operations                    $  1.972                      $ 2.179                    $ 2.302
                                                         --------                      -------                    -------
  Less distributions
  From net investment income                             $ (0.235)                     $(0.202)                   $(0.185)
  In excess of net investment income                           --                           --                         --
  From net realized gain                                   (0.037)                      (0.037)                    (0.037)
  In excess of net realized gain                               --                           --                         --
                                                         ---------                     --------                   --------
  Total distributions                                    $ (0.272)                     $(0.239)                   $(0.222)
                                                         ---------                     --------                   --------
  Net asset value - End of year                          $ 10.150                      $11.610                    $12.270
                                                         =========                     ========                   ========
  Total return(2)                                           23.78%                       22.89%                     22.88%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)                $409,178                      $ 45,958                   $ 3,736
  Ratios (as a percentage of average daily net
  assets):
   Operating expenses(3)                                     1.11%                        1.85%                      1.89%
   Interest expense(3)                                       0.16%                        0.16%                      0.16%
   Net investment income                                     2.75%                        2.01%                      1.99%
  Portfolio turnover of the Portfolio                          78%                          78%                        78%

                                                             1997                         1996
                                                  ----------------------------------------------------------------------------------
                                                           CLASS A                      CLASS A
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year                     $  8.770                    $ 9.130
                                                          ---------                   --------
  Income (loss) from operations
  Net investment income                                   $  0.409                    $ 0.626
  Net realized and unrealized gain (loss)                    0.887                     (0.014)(8)
                                                          ---------                   --------
  Total income (loss) from operations                     $  1.296                    $ 0.612
                                                          ---------                   --------
  Less distributions
  From net investment income                              $ (0.331)                   $(0.522)
  In excess of net investment income                            --                         --
  From net realized gain                                    (1.243)                    (0.450)
  In excess of net realized gain                            (0.042)                        --
                                                          ----------                  ---------
  Total distributions                                     $ (1.616)                   $(0.972)
                                                          ----------                  ---------
  Net asset value - End of year                           $  8.450                    $ 8.770
                                                          ==========                  =========
  Total return(2)                                            16.18%                      7.00%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)                 $370,457                    $401,974
  Ratios (as a percentage of average daily net
  assets):
   Operating expenses(3)                                      1.12%                       1.20%
   Interest expense(3)                                        0.01%                       0.03%
   Net investment income                                      4.06%                       5.59%
  Portfolio turnover of the Portfolio                          169%                        166%

(1) Net investment income per share was computed using average shares outstanding.

(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(3) Includes the Fund's share of the Portfolios' allocated expenses.

(4) For Balanced Portfolio, for the period from January 1, 2000 to March 6,
    2000.

(5) For Capital Growth Portfolio and Investment Grade Income Portfolio for the period from the start of business, March 7, 2000, to December 31, 2000.

(6) Represents less than 0.01%.

(7) Distributions in excess of net investment income are less than $0.001 per share.

(8) The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

  LOGO
         Investing
           for the
              21st
         Century(R)



More Information
--------------------------------------------------------------------------------

     About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting:



                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com



     You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     About Shareholder Accounts: You can obtain more information from Eaton Vance Shareholder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:



                                   PFPC, Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122

--------------------------------------------------------------------------------




The Fund's SEC File No. is 811-1545.                              COMBEQP




                                                (C) 2001 Eaton Vance Management

  LOGO          INVESTING
                FOR THE
                21ST
                CENTURY(R)





                        EATON VANCE EMERGING MARKETS FUND

          A diversified fund investing in emerging market stocks

                                Prospectus Dated


                                  MAY 1, 2001


  The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete.
            Any representation to the contrary is a criminal offense.

 Information in this prospectus

                                Page                                     Page
--------------------------------------------------------------------------------
Fund Summary                     2         Sales Charges                   7
Investment Objective &                     Redeeming Shares                9
   Principal Policies and Risks  4
Management and Organization      5         Shareholder Account Features    9
Valuing Shares                   6         Tax Information                11
Purchasing Shares                6         Financial Highlights           12
--------------------------------------------------------------------------------

            This prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

FUND SUMMARY

Investment Objective and Principal Strategies. The Fund's investment objective is to seek long-term capital appreciation. The Fund invests in equity securities (primarily common stocks) of companies located in emerging market countries, which are those considered to be developing. Emerging market countries include countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. Securities acquired by the Fund are typically listed on stock exchanges in emerging market countries, but also may include securities traded in markets outside these countries, including securities trading in the form of depositary receipts. The Fund invests in companies with a broad range of market capitalizations, including smaller companies. The Fund may make direct investments in companies. In managing the portfolio, the portfolio manager looks for stocks that will grow in value over time, regardless of short-term market fluctuations. Stocks will be sold when they have achieved their perceived value or when a country's stock market is expected to be depressed for an extended period. The portfolio manager may (but is not obligated to) use investments such as forward contracts and options to attempt to mitigate the adverse effects of foreign currency fluctuations.

The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

Principal Risk Factors. Because securities markets in emerging market countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States, Fund share values will be more volatile. Emerging market countries are either comparatively underdeveloped or in the process of becoming developed. Investment in emerging market countries typically involves greater potential for gain or loss than investments in securities of issuers in developed countries. Emerging market countries may have relatively unstable governments and economies based on only a few industries. The value of Fund shares will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). Although depositary receipts have similar risks, unsponsored receipts may involve higher expenses, may not pass through voting and other shareholder rights, and may be less liquid than receipts sponsored by issuers of the underlying securities.

The value of Fund shares is also sensitive to stock market volatility. If there is a decline in the value of exchange-listed stocks in emerging market countries, the value of Fund shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. Because the Fund invests predominantly in foreign securities, the value of Fund shares can also be adversely affected by changes in currency exchange rates and political and economic developments abroad. As noted above, these risks can be significant in emerging market countries. The securities of smaller companies are generally subject to greater price fluctuation and investment risk than securities of more established companies.

The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shareholders may realize substantial losses and should invest for the long-term.

Performance Information. The following bar chart and table provide information about the Fund's performance, including a comparison of the Fund's performance to the performance of a broad-based, unmanaged market index of common stocks traded in the world's emerging markets. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 2000. During these periods, the expenses of the Fund were subsidized. Absent the subsidy, Fund performance would have been lower. The returns in the bar chart do not reflect a sales charge. If the sales charge was reflected, returns would be lower. LOGO

The highest quarterly total return for Class B was 50.68% for the quarter ended December 31, 1999, and the lowest quarterly total return was -25.99% for the quarter ended September 30, 1998.
                                                     One      Five       Life of
Average Annual Total Return as of December 31, 2000  Year     Years        Fund
--------------------------------------------------------------------------------
Class A Shares                                      -29.85%     1.29%      1.52%
Class B Shares                                      -29.75%     1.86%      1.91%
Morgan Stanley Capital International
Emerging Markets Index                              -28.84%    -3.28%     -5.04%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B. Class A and Class B shares commenced operations on December 8, 1994 and November 30, 1994, respectively. Life of Fund returns are calculated from November 30, 1994. The Morgan Stanley Capital International Emerging Markets Index is a broad-based, unmanaged market index of common stocks traded in the world's emerging markets. Investors cannot invest directly in an Index. (Source for Morgan Stanley Capital International Emerging Markets Index returns: Lipper Inc.)

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees
(fees paid directly from your investment)                     Class A   Class B
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of
  offering price)                                              5.75%     None
Maximum Deferred Sales Charge (Load)(as a percentage of
  the lower of net asset value at time of
  purchase or time of redemption)                              None      5.00%
Maximum Sales Charge (Load) Imposed on
  Reinvested Distributions                                     None      None
Exchange Fee                                                   None      None
Redemption Fee (as a percentage of amount redeemed)            1.00%     None
Annual Fund Operating Expenses
  (expenses that are deducted from Fund assets)               Class A   Class B
-------------------------------------------------------------------------------
Management Fees                                                1.25%     1.25%
Distribution and Service (12b-1) Fees                          0.50%     1.00%
Other Expenses                                                 1.60%     1.60%
                                                               -----     -----
Total Annual Fund Operating Expenses**                         3.35%     3.85%

* For shares redeemed or exchanged within three months of the settlement of the purchase.

** During the fiscal year ended  December 31, 2000,  Total Annual Fund Operating
   Expenses were 2.92% for Class A and 3.41% for Class B due to fee reductions and expense reimbursements by the investment adviser and administrator. This fee reduction could be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------

  Class A shares                       $  893*   $ 1,546    $ 2,220      $ 4,006
  Class B shares                       $  887    $ 1,575    $ 2,181      $ 4,079

You would pay the following expenses if you did not redeem your shares:

                                      1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
  Class A shares                       $  893    $ 1,546    $ 2,220      $ 4,006
  Class B shares                       $  387    $ 1,175    $ 1,981      $ 4,079
*Due to the redemption fee, the cost of investing for one year would be $100 higher for shares redeemed or exchanged within three months of the settlement of the purchase.

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS

The Fund's investment objective is to seek long-term capital appreciation. The Fund currently seeks to meet its investment objective by investing in Emerging Markets Portfolio (the "Portfolio"), a separate registered investment company which has the same objective and policies as the Fund. The Fund's investment objective and certain policies may be changed without shareholder approval. The Trustees of the Trust have no present intention to make any such change and intend to submit any proposed material change in investment objective to shareholders in advance for their approval.

Under normal market conditions, the Portfolio will invest at least 80% of its total assets in equity securities of companies domiciled in or deriving more than 50% of their revenues or profits from emerging market countries. Emerging market countries are countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the "World Bank") or the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their own authorities as developing. The Portfolio ordinarily invests in at least three emerging market countries at all times.

Investments in emerging market countries can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. Political and economic structures in emerging market countries generally lack the social, political and economic stability characteristics of the United States. Governmental actions can have a significant effect on the economic conditions in such countries, which could adversely affect the value and liquidity of the Portfolio's investments. The laws of countries in the region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. In addition, unanticipated political or social developments may affect the value of the Portfolio's investments in these countries and the availability to the Portfolio of additional investments. These factors may cause emerging market securities to be more volatile and potentially less liquid than securities in more developed countries.

Settlement of securities transactions in emerging market countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Portfolio was heavily invested, the Fund's ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Portfolio may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Portfolio may have to sell more liquid securities which it would not otherwise choose to sell.

The Portfolio may also borrow amounts up to 25% of its net assets, but it will not borrow more than 5% of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolio will not purchase additional portfolio securities while outstanding borrowings exceed 5% of the value of its total assets. The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received under certain circumstances. During unusual market conditions, The Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objective. While temporarily invested, the Portfolio may not achieve its investment objective. While at times the Portfolio may use alternative investment strategies in an effort to limit losses, it may chose not to do so.

The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. As a result, the Portfolio may be exposed to greater risk and will be more dependent on the investment adviser's ability to assess such risk than if the Portfolio invested solely in more developed countries.

More than 25% of the Portfolio's total assets may be denominated in any single currency. Exchange rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. At times, the portfolio manager may (but is not obligated to) use hedging techniques (such as forward contracts and options) to attempt to mitigate adverse effects of foreign currency fluctuations.

The Portfolio may invest in securities of smaller, less seasoned companies. Such securities are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. There is generally less publicly available information about such companies than larger, more established companies. The Portfolio may make direct investments in companies in private placement transactions. Because of the absence of any public trading market for some of these investments (such as those that are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

The Portfolio may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to
Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of portfolio illiquidity if eligible buyers become uninterested in purchasing them.

The Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) pays more commissions and may generate more capital gains than a fund with a lower rate. Paying more commissions may also reduce return. Capital gains distributions will reduce after tax returns for shareholders holding the Fund in taxable accounts.

MANAGEMENT AND ORGANIZATION

Management. The Portfolio's investment adviser is Lloyd George Investment Management (Bermuda) Limited ("Lloyd George"), 3808 One Exchange Square, Central, Hong Kong. The investment adviser manages the investments of the Portfolio. Lloyd George receives a monthly advisory fee equal to 0.75% annually of the Portfolio's average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended December 31, 2000, absent a fee reduction, the portfolio would have paid advisory fees of 0.75% of its average daily net assets.

Jacob Rees-Mogg has managed or co-managed the Portfolio since May, 2000. He is an Investment Manager for Lloyd George and has been employed by Lloyd George for more than five years. Mr. Rees-Mogg also manages other Eaton Vance portfolios. Mr. Rees-Mogg (whose office is in London) is supported by, and is in regular communication with, a team of investment professionals at Lloyd George. In particular, Robert Lloyd George and Pamela Chan set macro-economic and general investment strategy, and provide investment research and ideas for all of Lloyd George's managed accounts and funds.

Lloyd George and its affiliates act as investment adviser to various individual and institutional clients and manage $2.6 billion in assets. Eaton Vance's corporate parent owns 20% of Lloyd George's corporate parent. Lloyd George, its affiliates and two of the Portfolio's Trustees are domiciled outside of the United States. Because of this, it would be difficult for the Portfolio to bring a claim or enforce a judgment against them.

Eaton Vance manages the business affairs of the fund and administers the business affairs of the portfolio. For these services, Eaton Vance receives a monthly fee from each of the fund and portfolio equal to 0.25% annually of average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended December 31, 2000, absent a fee reduction, eaton vance would have earned management fees of 0.25% of the fund's average daily net assets and administration fees of 0.25% of the portfolio's average daily net assets. eaton vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $45 billion on behalf of mutual funds, institutional clients and individuals.

Organization. The Fund is a series of Eaton Vance Special Investment Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because The Fund invests in The Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, The Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from The Portfolio at any time.

VALUING SHARES

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for class a shares), which is derived from portfolio holdings. Exchange-listed securities are valued at closing sale prices; however, the investment adviser may use the fair value of a security if events occurring after the close of a securities market would materially affect net asset value or market prices are unavailable or deemed unreliable. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

You may purchase shares through your investment dealer or by mailing the account application form included in this prospectus to the transfer agent (see back cover for address). Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of class B shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem class B shares within six years of purchase. The sales charges are described below. Your investment dealer can help you decide which Class of shares suits your investment needs.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the fund and class of shares with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. Th Fund may suspend the sale of its shares at any time and any purchase order may be refused.

SALES CHARGES

Front-End Sales Charge. CLASS A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                   Sales Charge    Sales Charge  Dealer
                                   as Percentage   as Percentage Commission as
                                   of Net Offering of Amount     a Percentage of
                                   Price           Invested      Offering Price
--------------------------------------------------------------------------------

 Less than $50,000                 5.75%           6.10%         5.00%
 $50,000 but less than $100,000    4.75%           4.99%         4.00%
 $100,000 but less than $250,000   3.75%           3.90%         3.00%
 $250,000 but less than $500,000   3.00%           3.09%         2.50%
 $500,000 but less than $1,000,000 2.00%           2.04%         1.75%
 $1,000,000 or more                0.00*           0.00%         See Below


* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.

The principal underwriter will pay a commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts over $3 million but less than $5 million; plus 0.25% on amounts over $5 million. Purchases totalling $1 million or more will be aggregated over a 12-month period for purposes of determining the commission. The principal underwriter may also pay commissions of up to 1.00% on sales of class A shares made at net asset value to certain tax-deferred retirement plans.

Contingent Deferred Sales Charge. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:

Year of Redemption After Purchase       CDSC
---------------------------------------------
 First or Second                          5%
 Third                                    4%
 Fourth                                   3%
 Fifth                                    2%
 Sixth                                    1%
 Seventh or following                     0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

Reducing or Eliminating Sales Charges. Front-end sales charges on purchases of CLASS A shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $50,000 or more. Class A shares of other Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.

Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details. Class A shares are also sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.

CDSCS are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B shares, in connection with certain redemptions from tax-sheltered retirement plans. Call 1-800-225-6265 for details. The Class B CDSC is also waived following the death of all beneficial owners of shares, but only if the redemption is requested within one year after death (a death certificate and other applicable documents may be required).

If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

Distribution and Service Fees. Each Class of shares has in effect a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class A shares pay a distribution fee of 0.50% of average daily net assets on shares outstanding for less than twelve months and a distribution fee of 0.25% on shares outstanding for more than twelve months. Class B shares pay distribution fees of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. Both classes also pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually, in the case of Class A shares only on shares outstanding for more than one year. The principal underwriter pays commissions to investment dealers on sales of Class B shares (except exchange transactions and reinvestments). The sales commission on Class B shares equals 4% of the purchase price of the shares. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers.

Class B distribution fees are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described more fully in the Statement of Additional Information, uncovered distribution charges of a Class are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealers, Inc. To date, Class B uncovered distribution charges have not been fully covered.

REDEEMING SHARES

You can redeem shares in any of the following ways:

By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone   You can redeem up to $50,000 by  calling  the  transfer  agent at
               1-800-262-1122  on Monday through Friday,  9:00 a.m. to 4:00 p.m.
               (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

Through an
Investment
Dealer Your investment dealer is responsible for transmitting the order promptly. An investment dealer may charge a fee for this service.

Redemptions or exchanges of Class A shares made within three months of the settlement of the purchase will be subject to a redemption fee equal to 1% of the amount redeemed. All redemption fees will be paid to the Fund. Redemptions of shares held by 401(k) plans, in proprietary fee-based programs sponsored by broker-dealers, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as the result of reinvesting distributions, are not subject to the redemption fee.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and/or redemption fee and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R)for you. Share certificates are issued only on request.

Distributions. You may have your Fund distributions paid in one of the following ways:

oFull Reinvest Option           Dividends and capital  gains are  reinvested  in
                                additional shares. This option will be assigned if you do not specify an option.

oPartial Reinvest Option        Dividends are paid in cash and capital gains are
                                reinvested in additional shares.

oCash Option                    Dividends and capital gains are paid in cash.


oExchange Option                Dividends  and/or  capital gains are  reinvested
                                in additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

Information from the Fund.  From time to time, you may be mailed the following:

  oAnnual and Semi-Annual Reports, containing performance information and financial statements.

  oPeriodic account statements, showing recent activity and total share balance.

  oForm 1099 and tax information needed to prepare your income tax returns.

  oProxy materials, in the event a shareholder vote is required.

  oSpecial notices about significant events affecting your Fund.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Tax-Sheltered Retirement Plans. Class a shares are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.

Exchange Privilege. You may exchange your Fund shares for shares of the same class of another Eaton Vance fund. Exchanges are generally made at net asset value. If you hold Class A shares for less than six months and exchange them for shares subject to a higher sales charge, you will be charged the difference between the two sales charges. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original Purchase. Class A Shares may also be exchanged for shares of Eaton Vance institutional emerging markets fund, subject to the terms for investing in that fund.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"Street Name" Accounts. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION

The Fund pays dividends at least once annually and intends to pay capital gains (if any) annually. Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term gains. The Fund expects that its distributions will consist primarily of capital gains. The Fund's distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares. The Fund's distributions will generally not qualify for the dividends-received deduction for corporations.

Investors who purchase shares at a time when the Fund's net asset value reflects gains that are realized but not distributed will pay the full price for the shares and then may receive some portion of the price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's return on those securities would be decreased. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund's financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request. The Fund began offering two Classes of shares on January 1, 1998. Prior to that date, the Fund offered only Class B shares and Class A existed as a separate fund.

                                                                        YEAR ENDED DECEMBER 31,
                        -----------------------------------------------------------------------------------------------------
                                   2000                       1999                    1998            1997        1996
                        -----------------------------------------------------------------------------------------------------
                          CLASS A          CLASS B       CLASS A      CLASS B     CLASS A    CLASS B    CLASS B     CLASS B
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value -
  Beginning of year     $  14.680    $   14.510       $ 8.060      $ 7.990     $11.970    $11.910    $12.720     $10.050
                        ---------    ----------       -------      -------     -------    -------    -------     -------
  Income (loss) from
  operations:
  Net investment loss   $  (0.268)   $   (0.347)      $(0.112)     $(0.159)    $(0.146)   $(0.236)   $(0.012)    $(0.143)
  Net realized and
  unrealized gain
  (loss)                   (3.482)       (3.433)        6.732        6.679      (3.764)    (3.684)    (0.436)      2.988
                        ---------   -----------       -------      -------     -------    -------    -------     -------
  Total income (loss)
  from operations       $  (3.750)    $  (3.780)      $ 6.620      $ 6.520     $(3.910)   $(3.920)   $(0.448)    $ 2.845
                        ---------   -----------       -------      -------     -------    -------    -------     -------
  Less
  distributions:
  From net realized
  gain                  $      --     $      --      $    --       $   --      $   --     $   --     $   --      $(0.175)
  In excess of net
  realized gain(3)             --            --           --           --          --         --     (0.362)         --
                        ---------   -----------       -------      -------     -------    -------    -------     -------
  Total distributions   $      --     $      --       $    --      $    --     $    --    $    --    $(0.362)    $(0.175)
                        ---------   -----------       -------      -------     -------    -------    -------     -------
  Net asset value -
  End of year           $  10.930     $  10.730       $14.680      $14.510     $ 8.060    $ 7.990    $11.910     $12.720
                        ---------   -----------       -------      -------     -------    -------    -------     -------
  Total Return(1)          (25.54)%      (26.05)%       82.13%       81.60%     (32.66)%   (32.91)%    (3.48)%     28.49%
  Ratios/Supplemental
  Data+:
  Net assets, end of
  year (000's omitted)  $   3,511     $    5,590       $ 4,482      $ 6,866     $ 3,066    $ 4,064    $ 9,074     $ 6,725
  Ratios (as a
  percentage of
  average daily net
  assets):
   Net expenses(2)           3.26%          3.75%         3.02%        3.47%       3.25%      3.70%      3.50%       3.41%
   Net expenses after
    custodian fee
    reduction(2)             2.92%          3.41%         2.95%        3.40%       2.95%      3.40%      3.32%       3.19%
   Net investment loss      (2.12)%        (2.60)%       (1.02)%      (1.59)%     (1.34)%    (1.79)%    (1.92)%     (1.76)%
  Portfolio turnover
   of the Portfolio            65%            65%           95%          95%        117%       117%       160%        125%
<

+ The operating expenses of the Fund reflect a reduction of the investment adviser fee, an allocation of expenses to the investment adviser or administrator, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

  Ratios (as a
  percentage of
  average daily net
  assets):
   Expenses(2)               3.35%          3.84%         4.70%        5.15%       3.65%      4.10%     3.79%        4.52%
   Expenses after
    custodian
    fee reduction(2)         3.01%          3.50%         4.63%        5.08%       3.35%      3.80%     3.61%        4.30%
   Net investment loss      (2.21)%        (2.69)%       (2.70)%      (3.27)%     (1.74)%    (2.19)%   (2.21)%      (2.87)%
  Net investment loss
   per share              $(0.279)       $(0.359)      $(0.296)     $(0.327)    $(0.188)   $(0.289)  $(0.014)$     (0.233)

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(2)  Includes the Fund's share of the Portfolio's allocated expenses.

  LOGO                  INVESTING
                        FOR THE
                        21ST
                        CENTURY(R)

More Information
--------------------------------------------------------------------------------

     About the Fund: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about The Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting:

                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about The Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     About Shareholder Accounts: You can obtain more information from Eaton Vance Share-holder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:

                                   PFPC, Inc.
                                  P.O. BOX 9653
                           PROVIDENCE, RI 02904-9653
                                 1-800-262-1122
-------------------------------------------------------------------------------


THE FUND'S SEC FILE NO. IS 811-1545                                         EMP




                                                (C) 2001 Eaton Vance Management

  LOGO
         Investing
           for the
              21st
        Century(R)





                                   EATON VANCE
                               GREATER INDIA FUND


               A diversified fund investing in companies in India

                                Prospectus Dated

                                   May 1, 2001



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Information in this prospectus
                                     Page                                   Page
--------------------------------------------------------------------------------
Fund Summary                           2       Sales Charges                  7
Investment Objective & Principal               Redeeming Shares               9
  Policies and Risks                   4       Shareholder Account
Management and Organization            5          Features                    9
Valuing Shares                         6       Tax Information               11
Purchasing Shares                      6       Financial Highlights          12
-------------------------------------------------------------------------------

            THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE
             FUND AND THE SERVICES AVAILABLE TO SHAREHOLDERS. PLEASE
                             SAVE IT FOR REFERENCE.

FUND SUMMARY

Investment Objective and Principal Strategies. The Fund's investment objective is to seek long-term capital appreciation. The Fund invests primarily in equity securities (primarily common stocks) of companies in India and surrounding countries of the Indian subcontinent. Greater India investments are typically listed on stock exchanges in countries of the Indian subcontinent, but also include securities traded in markets outside these countries, including securities trading in the form of depositary receipts. The Fund invests in companies with a broad range of market capitalizations, including smaller companies. The Fund may make direct investments in companies. Under normal market conditions, at least 50% of total assets will be invested in equity securities of Indian companies, and no more than 5% of total assets will be invested in companies located in other than India, Pakistan or Sri Lanka. The portfolio manager may (but is not obligated to) use investments such as forward contracts and options to attempt to mitigate the adverse effects of foreign currency fluctuations.

The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

PRINCIPAL RISK FACTORS. Because securities markets in the Indian subcontinent are substantially smaller, less liquid and more volatile than the major securities markets in the United States, Fund share values will be more volatile. The value of Fund shares will be affected by political, economic, fiscal, regulatory or other developments in the Indian subcontinent and particularly India. The extent of economic development, political stability and market depth of different countries in the region varies widely. Certain countries in the Greater India region are either comparatively underdeveloped or in the process of becoming developed. Greater India investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries. In comparison to the United States and other developed countries, countries in the Indian subcontinent may have relatively unstable governments and economies based on only a few industries. The Fund will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). Although depositary receipts have risks similar to the foregoing, unsponsored receipts may involve higher expenses, may not pass through voting and other shareholder rights, and may be less liquid than receipts sponsored by issuers of the underlying securities.

The value of Fund shares is also sensitive to stock market volatility. If there is a decline in the value of exchange-listed stocks in the Indian subcontinent, the value of Fund shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. Because the Fund invests predominantly in foreign securities, the value of Fund shares can also be adversely affected by changes in currency exchange rates and political and economic developments abroad. As noted above, these risks can be significant in countries in the Indian subcontinent. The securities of smaller companies are generally subject to greater price fluctuation and investment risk than securities of more established companies.

The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shareholders may realize substantial losses and should invest for the long-term.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Fund's performance, including a comparison of the Fund's performance to the performance of an index of common stocks traded in the India market. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 2000. During these periods, the expenses of the Fund were subsidized. Absent the subsidy, Fund performance would have been lower. The returns in the bar chart do not reflect a sales charge. If the sales charge was reflected, returns would be lower.



     -33.44%       -9.77%       5.41%       -9.15%       105.83%       -38.71%

      1995          1996        1997         1998         1999          2000



The highest quarterly total return for Class B was 32.33% for the quarter ended March 31, 1999, and the lowest quarterly total return was -18.74% for the quarter ended September 30, 1996.


                                                        One       Five   Life of
 Average Annual Total Return as of December 31, 2000    Year      Years   Fund
--------------------------------------------------------------------------------
   Class A Shares                                      -41.90%    1.21%   -5.35%
   Class B Shares                                      -41.78%    1.36%   -5.00%
   Bombay Stock Exchange Index                         -24.68%    0.27%   -3.75%


These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B. The Fund commenced operations on May 2, 1994. Life of Fund returns are calculated from May 31, 1994. The Bombay Stock Exchange Index is an unmanaged index of 100 common stocks traded in the India market. Investors cannot invest directly in an Index. (Source for the Bombay Stock Exchange Index returns: Datastream International.)

FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.


Shareholder Fees
(fees paid directly from your investment)                Class A     Class B
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of
  offering price)                                         5.75%        None
Maximum Deferred Sales Charge (Load) (as a
  percentage of the lower of net asset value at
  time of purchase or time of redemption)                 None         5.00%
Maximum Sales Charge (Load) Imposed on Reinvested
  Distributions                                           None         None
Exchange Fee                                              None         None
Redemption Fee (as a percentage of amount redeemed)       1.00%*       None


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)            Class A     Class B
--------------------------------------------------------------------------------
 Management Fees                                           1.25%       1.25%
Distribution and Service (12b-1) Fees                      0.50%       1.00%
 Other Expenses                                            1.25%       1.25%
                                                           -----       -----
 Total Annual Fund Operating Expenses**                    3.00%       3.50%

*For shares redeemed or exchanged within three months of the settlement of the purchase.

** During the fiscal year ended December 31, 2000, Total Annual Fund Operating Expenses were 2.91% for Class A and 3.43% for Class B due to a reduction of custodian fees.


EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                     1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
  Class A shares                     $  861*    $ 1,449     $ 2,061     $ 3,702
  Class B shares                     $  853     $ 1,474     $ 2,017     $ 3,774



You would pay the following expenses if you did not redeem your shares:

                                     1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
  Class A shares                     $  861     $ 1,449     $ 2,061     $ 3,702
  Class B shares                     $  353     $ 1,074     $ 1,817     $ 3,774

*Due to the redemption fee, the cost of investing shares for one year would be $100 higher for shares redeemed or exchanged within three months of the settlement of the purchase.

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS

The Fund's investment objective is to seek long-term capital appreciation. The Fund currently seeks to meet its investment objective by investing its assets in South Asia Portfolio (the "Portfolio"), a separate registered investment company which has the same investment objective and policies as the Fund. The Fund's investment objective and certain policies may be changed without shareholder approval. The Trustees of the Trust have no present intention to make any such change and intend to submit any proposed material change in investment objective to shareholders in advance for their approval.

The Portfolio seeks to achieve its objective by investing in a carefully selected and continuously managed portfolio consisting primarily of equity securities of companies in India and surrounding countries of the Indian subcontinent. A company will be considered to be in India or another country if it is domiciled in or derives more than 50% of its revenue or profits from that country. The Portfolio will, under normal market conditions, invest at least 80% of its total assets in such securities ("Greater India investments") and at least 50% of its total assets in equity securities of Indian companies.

Investments in India and the Indian subcontinent can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. Political and economic structures in India and other countries of the Indian subcontinent generally lack the social, political and economic stability characteristics of the United States. Governmental actions can have a significant effect on the economic conditions in such countries, which could adversely affect the value and liquidity of the Portfolio's investments. Although the governments of India, Pakistan and Sri Lanka have recently begun to institute economic reform policies, there can be no assurance that they will continue to pursue such policies or, if they do, that such policies will succeed. The laws of countries in the region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. In addition, unanticipated political or social developments may affect the value of the Portfolio's investments in these countries and the availability to the Portfolio of additional investments. Monsoons and other natural disasters also can affect the value of Portfolio investments.

In recent years, exchange-listed companies in the technology sector and related sectors (such as software) have grown so as to represent a significant portion of the total capitalization of the Indian market. The value of these companies will generally fluctuate in response to technological and regulatory developments. The Portfolio's investments currently include companies in these sectors and are likely to continue to do so.

The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in these countries are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. In some cases, physical delivery of securities in small lots has been required in India and a shortage of vault capacity and trained personnel has existed among qualified custodial Indian banks. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends. If trading volume is limited by operational difficulties, the ability of the Portfolio to invest its assets may be impaired.

Settlement of securities transactions in the Indian subcontinent are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Portfolio was heavily invested, the Fund's ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Portfolio may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Portfolio may have to sell more liquid securities which it would not otherwise choose to sell.

The Portfolio may also borrow amounts up to 25% of its net assets, but it will not borrow more than 5% of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolio will not purchase additional portfolio securities while outstanding borrowings exceed 5% of the value of its total assets. The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received under certain circumstances. During unusual market conditions, the Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objective. While temporarily invested, the Portfolio may not achieve its investment objective. While at times the Portfolio may use alternative investment strategies in an effort to limit losses, it may chose not to do so.

The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. As a result, the Portfolio may be exposed to greater risk and will be more dependent on the investment adviser's ability to assess such risk than if the Portfolio invested solely in more developed countries.

More than 25% of the Portfolio's total assets may be denominated in any single currency. Because investment in Greater India companies will usually involve currencies of foreign countries, the value of assets of the Portfolio as measured by U.S. dollars may be adversely affected by changes in currency exchange rates. Such rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. At times, the portfolio manager may (but is not obligated to) use hedging techniques (such as forward contracts and options) to attempt to mitigate the adverse effects of foreign currency fluctuations.

The Portfolio may invest in securities of smaller, less seasoned companies. Such securities are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. There is generally less publicly available information about such companies than larger, more established companies. The Portfolio may make direct investments in companies in private placement transactions. Because of the absence of any public trading market for some of these investments (such as those that are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

The Portfolio may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to
Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Portfolio illiquidity if eligible buyers become uninterested in purchasing them.

The Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) pays more commissions and may generate more capital gains than a fund with a lower rate. Paying more commissions may also reduce return. Capital gains distributions will reduce after tax returns for shareholders holding the Fund in taxable accounts.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. The Portfolio's investment adviser is Lloyd George Investment Management (Bermuda) Limited ("Lloyd George"), 3808 One Exchange Square, Central, Hong Kong. The investment adviser manages the investments of the Portfolio. Lloyd George receives a monthly advisory fee equal to 0.75% annually of the Portfolio's average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended December 31, 2000, the Portfolio paid advisory fees of 0.75% of its average daily net assets.

Zaheer Sitabkhan has managed or co-managed the Portfolio since August, 1999. Mr. Sitabkhan has been employed by Lloyd George for more than five years and serves as a Director.

Lloyd George and its affiliates act as investment adviser to various individual and institutional clients and manage $2.6 billion in assets. Eaton Vance's corporate parent owns 20% of Lloyd George's corporate parent. Lloyd George, its affiliates and two of the Portfolio's Trustees are domiciled outside of the United States. Because of this, it would be difficult for the Portfolio to bring a claim or enforce a judgment against them.

Eaton Vance manages the business affairs of the Fund and administers the business affairs of the Portfolio. For these services, Eaton Vance receives a monthly fee from each of the Fund and Portfolio equal to 0.25% annually of average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended December 31, 2000, Eaton Vance earned management fees of 0.25% of the Fund's average daily net assets and administration fees of 0.25% of the Portfolio's average daily net assets. Eaton

Vance has been managing assets since 1924 and managing mutualfunds since 1931. Eaton Vance and its subsidiaries currently manage over $45 billion on behalf of mutual funds, institutional clients and individuals.


ORGANIZATION. The Fund is a series of Eaton Vance Special Investment Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time.

VALUING SHARES


The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Portfolio holdings. Exchange-listed securities are valued at closing sale prices; however, the investment adviser may use the fair value of a security if events occurring after the close of a securities market would materially affect net asset value or market prices are unavailable or deemed unreliable. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.


When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

You may purchase shares through your investment dealer or by mailing the account application form included in this prospectus to the transfer agent (see back cover for address). Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B shares within six years of purchase. The sales charges are described below. Your investment dealer can help you decide which Class of shares suits your investment needs.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

SALES CHARGES

Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:


                                         Sales Charge         Sales Charge       Dealer Commission
                                       as Percentage of     as a Percentage of   as a Percentage of
 Amount of Purchase                     Offering Price       Amount Invested       Ofering Price
---------------------------------------------------------------------------------------------------
 Less than $50,000                          5.75%                6.10%                 5.00%
 $50,000 but less than $100,000             4.75%                4.99%                 4.00%
 $100,000 but less than $250,000            3.75%                3.90%                 3.00%
 $250,000 but less than $500,000            3.00%                3.09%                 2.50%
 $500,000 but less than $1,000,000          2.00%                2.04%                 1.75%
 $1,000,000 or more                         0.00*                0.00*               See Below

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.

The principal underwriter will pay a commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts over $3 million but less than $5 million; plus 0.25% on amounts over $5 million. Purchases totalling $1 million or more will be aggregated over a 12-month period for purposes of determining the commission. The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

CONTINGENT DEFERRED SALES CHARGE. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:


Year of Redemption After Purchase     CDSC
------------------------------------------
First or Second                        5%     The CDSC  is based on the lower of
Third                                  4%     the net aset value  at the time of
Fourth                                 3%     purchase   or   at   the  time  of
Fifth                                  2%     redemption.     Shares    acquired
Sixth                                  1%     through   the   reinvestment    of
Seventh or following                   0%     distributions are exempt  from the
                                              CDSC.  Redemptions  are made first
                                              from shares  that are not  subject
                                              to a CDSC.

REDUCING OR ELIMINATING  SALES CHARGES.  Front-end sales charges on purchases of
Class A shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $50,000 or more. Class A shares of other Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.

Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details. Class A shares are also sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.


CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B shares, in connection with certain redemptions from tax-sheltered retirement plans. Call 1-800-225-6265 for details. The Class B CDSC is also waived following the death of all beneficial owners of shares, but only if the redemption is requested within one year after death (a death certificate and other applicable documents may be required).


If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.


DISTRIBUTION AND SERVICE FEES. Each Class of shares has in effect a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class A shares pay a distribution fee of 0.50% of average daily net assets on shares outstanding for less than twelve months and a distribution fee of 0.25% on shares outstanding for more than twelve months. Class B shares pay distribution fees of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. Both classes also pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually, in the case of Class A shares only on shares outstanding for more than one year. The principal underwriter pays commissions to investment dealers on sales of Class B shares (except exchange transactions and reinvestments). The sales commission on Class B shares equals 4% of the purchase price of the shares. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers.


Class B distribution fees are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described more fully in the Statement of Additional Information, uncovered distribution charges of a Class are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealers, Inc. To date, Class B uncovered distribution charges have not been fully covered.

Redeeming Shares


You can redeem shares in any of the following ways:
  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone          You can  redeem up  to $50,000 by  calling  the transfer
                        agent  at 1-800-262-1122 on  Monday through Friday, 9:00
                        a.m.  to   4:00  p.m.  (eastern time).   Proceeds  of  a
                        telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

  Through an Investment
  Dealer Your investment dealer is responsible for transmitting the order promptly. An investment dealer may charge a fee for this service.

Redemptions or exchanges of Class A shares made within three months of the settlement of the purchase will be subject to a redemption fee equal to 1% of the amount redeemed. All redemption fees will be paid to the Fund. Redemptions of shares held by 401(k) plans, in proprietary fee-based programs sponsored by broker-dealers, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as the result of reinvesting distributions, are not subject to the redemption fee.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and/or redemption fee and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.


If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.


While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.


SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.


DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

     .Full Reinvest Option     Dividends and  capital gains  are  reinvested  in
                               additional shares. This option will be assigned if you do not specify an option.

     .Partial Reinvest Option  Dividends are paid in cash and  capital gains are reinvested in additional shares.

     .Cash Option              Dividends and capital gains are paid in cash.

     .Exchange Option          Dividends and/or capital  gains are reinvested in
                               additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

INFORMATION FROM THE FUND. From time to time, you may be mailed the following:

     . Annual and Semi-Annual Reports, containing performance information and financial statements.

     . Periodic account statements, showing recent activity and total share balance.

     . Form 1099 and tax information needed to prepare your income tax returns.

     .    Proxy materials, in the event a shareholder vote is required.

     .    Special notices about significant events affecting your Fund.

WITHDRAWAL PLAN. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

TAX-SHELTERED RETIREMENT PLANS. Class A are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.

EXCHANGE PRIVILEGE. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund. Exchanges are generally made at net asset value. If you hold Class A shares for less than six months and exchange them for shares subject to a higher sales charge, you will be charged the difference between the two sales charges. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

TELEPHONE AND ELECTRONIC TRANSACTIONS. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION

The Fund pays dividends at least once annually and intends to pay capital gains (if any) annually. Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term gains. The Fund expects that its distributions will consist primarily of capital gains. The Fund's distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares. The Fund's distributions will generally not qualify for the dividends-received deduction for corporations.


Investors who purchase shares at a time when the Fund's net asset value reflects gains that are realized but not distributed will pay the full price for the shares and then may receive some portion of the price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.


The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's return on those securities would be decreased. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.


Shareholders should consult with their advisers concerning the applicability of state, local, foreign and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund's financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request. The Fund began offering two Classes of shares on January 1, 1998. Prior to that date, the Fund offered only Class B shares and Class A existed as a separate fund.



                                                                       Year Ended December 31,
                                   -------------------------------------------------------------------------------------------------
                                        2000(1)               1999(1)               1998(1)           1997      1996(1)      1995
                                   -------------------------------------------------------------------------------------------------
                                   CLASS A   CLASS B     CLASS A    CLASS B    CLASS A   CLASS B     CLASS B    CLASS B     CLASS B
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value -
  Beginning of year                $11.990   $11.650     $ 5.780    $ 5.660    $ 6.340   $ 6.230     $ 5.910    $ 6.550     $ 9.840
                                   -------   -------     -------    --------   -------   -------     -------    -------     -------
  Income (loss) from operations
  Net investment loss              $(0.212)  $(0.255)    $(0.165)   $(0.193)   $(0.082)  $(0.110)    $(0.126)   $(0.099)    $(0.176)
  Net realized and unrealized
    gain (loss)                     (4.388)   (4.255)      6.375      6.183     (0.478)   (0.460)      0.446     (0.541)     (3.114)
                                   --------  --------    -------    -------    --------  --------    -------    --------    --------
  Total income (loss)from
    operations                     $(4.600)  $(4.510)    $ 6.210    $ 5.990    $(0.560)  $(0.570)    $ 0.320    $(0.640)    $(3.290)
                                   --------  --------    -------    -------    --------  --------    -------    --------    --------
  Net asset value - End of year    $ 7.390   $ 7.140     $11.990    $11.650    $ 5.780   $ 5.660     $ 6.230    $ 5.910     $ 6.550
                                   -------   ---------   -------    -------    -------   -------     -------    -------     -------
  Total return(2)                  (38.36)%  (38.71)%    107.44%    105.83%     (8.83)%   (9.15)%      5.42%     (9.77)%    (33.43)%

Ratios/Supplemental Data
Net assets, end of year
  (000's omitted)                  $ 4,865   $17,305     $11,640    $34,671    $ 8,031   $43,063     $68,812    $74,661     $21,041
Ratios (as a percentage of
  average daily net assets):
   Expenses(3)                       2.98%     3.50%       3.26%      3.69%      3.18%     3.69%       3.08%      2.88%       3.31%
   Expenses after custodian
    fee reduction(3)                 2.91%     3.43%       3.24%      3.67%      3.08%     3.59%       3.05%      2.65%       2.90%
   Net investment loss              (2.20)%   (2.73)%     (2.07)%    (2.55)%    (1.38)%   (1.87)%     (1.67)%    (1.46)%     (1.74)%
Portfolio turnover of the
  Portfolio                          133%      133%         80%        80%        60%       60%         48%        46%         38%

(1)  Net   investment   loss  per  share  was  computed   using  average  shares
     outstanding.

(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

  LOGO
           Investing
             for the
                21st
          Century(R)


MORE INFORMATION
--------------------------------------------------------------------------------

     ABOUT THE FUND: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting:


                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Share- holder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------

                                   PFPC, Inc.
                                  P.O. Box 9653
                                 Providence, RI
                                   02940-9653
                                 1-800-262-1122


The Fund's SEC File No. is 811-1545                                          GIP




                                                 (C) 2001 Eaton Vance Management

  LOGO     INVESTING
           FOR THE
           21ST
           CENTURY(R)







                EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND

          A diversified fund investing in emerging market stocks

                                Prospectus Dated


                                  MAY 1, 2001



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Information in this prospectus

                                    Page                            Page
------------------------------------------------------------------------
Fund Summary                         2  Redeeming Shares              6
Investment Objective &
  Principal Policies Risks           4  Shareholder Account Features  7
Management and Organization          5  Tax Information               7
Valuing Shares                       5  Financial Highlights          8
Purchasing Shares                    6

------------------------------------------------------------------------

            This prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

FUND SUMMARY

Investment Objective and Principal Strategies. The Fund's investment objective is to seek long-term capital appreciation. The Fund invests in equity securities (primarily common stocks) of companies located in emerging market countries, which are those considered to be developing. Emerging market countries include countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. Securities acquired by the Fund are typically listed on stock exchanges in emerging market countries, but also may include securities traded in markets outside these countries, including securities trading in the form of depositary receipts. The Fund invests in companies with a broad range of market capitalizations, including smaller companies. The Fund may make direct investments in companies. In managing the Portfolio, the portfolio manager looks for stocks that will grow in value over time, regardless of short-term market fluctuations. Stocks will be sold when they have achieved their perceived value or when a country's stock market is expected to be depressed for an extended period. The Portfolio manager may (but is not obligated to) use investments such as forward contracts and options to attempt to mitigate the adverse effects of foreign currency fluctuations.

The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

Principal Risk Factors. Because securities markets in emerging market countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States, Fund share values will be more volatile. Emerging market countries are either comparatively underdeveloped or in the process of becoming developed. Investment in emerging market countries typically involves greater potential for gain or loss than investments in securities of issuers in developed countries. Emerging market countries may have relatively unstable governments and economies based on only a few industries. The value of Fund shares will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). Although depositary receipts have similar risks, unsponsored receipts may involve higher expenses, may not pass through voting and other shareholder rights, and may be less liquid than receipts sponsored by issuers of the underlying securities.

The value of Fund shares is also sensitive to stock market volatility. If there is a decline in the value of exchange-listed stocks in emerging market countries, the value of Fund shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. Because the Fund invests predominantly in foreign securities, the value of Fund shares can also be adversely affected by changes in currency exchange rates and political and economic developments abroad. As noted above, these risks can be significant in emerging market countries. The securities of smaller companies are generally subject to greater price fluctuation and investment risk than securities of more established companies.

The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shareholders may realize substantial losses and should invest for the long-term.
                                        2

Performance Information. The following bar chart and table provide information about the Fund's performance, including a comparison of the Fund's performance to the performance of a broad-based, unmanaged market index of common stocks traded in the world's emerging markets. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for each calendar year through December 31, 2000. During these periods, the expenses of the Fund were subsidized. Absent the subsidy, Fund performance would have been lower.

The performance for the period prior to May 19, 1999 (when the Fund commenced operations) is that of another mutual fund that invests in Emerging Markets Portfolio. This mutual fund (the "Retail Fund") is distributed through retail distribution channels and is subject to higher expenses than the Fund. The returns are adjusted to eliminate the Retail Fund's sales charge, but they are not adjusted to reflect other differences in expenses between the Fund and the Retail Fund.

The Fund's highest quarterly total return was 50.92% for the quarter ended December 31, 1999, and the lowest quarterly total return was -25.99% for the quarter ended September 30, 1998.
                                                      One      Five      Life of
Average Annual Total Return as of December 31, 2000   Year     Years       Fund
--------------------------------------------------------------------------------
Fund Shares                                         -24.92%    2.72%      2.32%
Morgan Stanley Capital International
Emerging Markets Index                              -28.84%   -3.28%     -5.04%

Returns are calculated from November 30, 1994. The Morgan Stanley Capital International Emerging Markets Index is a broad-based, unmanaged market index of common stocks traded in the world's emerging markets. Investors cannot invest directly in an Index. (Source for Morgan Stanley Capital International Emerging Markets Index returns: Lipper Inc.)

Expenses of the Fund. These tables describe the expenses that you may pay if you buy and hold shares.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
Management Fees                                                           1.00%
Other Expenses*                                                           4.10%
                                                                          -----
Total Annual Fund Operating Expenses                                      5.10%
Expense Reimbursement**                                                 (3.60%)
Total Annual Fund Operating Expenses (net reimbursement)                  1.50%

* Other Expenses is estimated.
** For the fiscal year ending December 31, 2001,Eaton Vance will reimburse the Fund pursuant to a contractual reimbursement to the extent Total Fund Operating Expenses exceeds 1.50% of average daily net assets.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense reimbursement is reflected only in expenses for the first year. The Example also assumes that your investment has a 5% return each year and that the operating expenses are reduced in the first year of operations as described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year    3 Years    5 Years    10 Years
-------------------------------------------------------------------------------
  Fund Shares                          $153       $1,207     $2,260      $4,882

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS

The Fund's investment objective is to seek long-term capital appreciation. The Fund currently seeks to meet its investment objective by investing in Emerging Markets Portfolio (the "Portfolio"), a separate registered investment company which has the same objective and policies as the Fund. The Fund's investment objective and certain policies may be changed without shareholder approval. The Trustees of the Trust have no present intention to make any such change and intend to submit any proposed material change in investment objective to shareholders in advance for their approval.

Under normal market conditions, the Portfolio will invest at least 80% of its total assets in equity securities of companies domiciled in or deriving more than 50% of their revenues or profits from emerging market countries. Emerging market countries are countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the "World Bank") or the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their own authorities as developing. The Portfolio ordinarily invests in at least three emerging market countries at all times.

Investments in emerging market countries can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. Political and economic structures in emerging market countries generally lack the social, political and economic stability characteristics of the United States. Governmental actions can have a significant effect on the economic conditions in such countries, which could adversely affect the value and liquidity of the Portfolio's investments. The laws of countries in the region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. In addition, unanticipated political or social developments may affect the value of the Portfolio's investments in these countries and the availability to the Portfolio of additional investments. These factors may cause emerging market securities to be more volatile and potentially less liquid than securities in more developed countries.

Settlement of securities transactions in Emerging Market Countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Portfolio was heavily invested, the Fund's ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Portfolio may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Portfolio may have to sell more liquid securities which it would not otherwise choose to sell.

The Portfolio may also borrow amounts up to 25% of its net assets, but it will not borrow more than 5% of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolio will not purchase additional Portfolio securities while outstanding borrowings exceed 5% of the value of its total assets. The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received under certain circumstances. During unusual market conditions, The Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objective. While temporarily invested, The Portfolio may not achieve its investment objective. While at times The Portfolio may use alternative investment strategies in an effort to limit losses, it may chose not to do so.

The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations.
                                        4

As a result, the Portfolio may be exposed to greater risk and will be more dependent on the investment adviser's ability to assess such risk than if the Portfolio invested solely in more developed countries.

More than 25% of the Portfolio's total assets may be denominated in any single currency. Exchange rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. At times, the portfolio manager may (but is not obligated to) use hedging techniques (such as forward contracts and options) to attempt to mitigate adverse effects of foreign currency fluctuations.

The Portfolio may invest in securities of smaller, less seasoned companies. Such securities are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. There is generally less publicly available information about such companies than larger, more established companies. The Portfolio may make direct investments in companies in private placement transactions. Because of the absence of any public trading market for some of these investments (such as those that are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

The Portfolio may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to
Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Portfolio illiquidity if eligible buyers become uninterested in purchasing them.

The Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) pays more commissions and may generate more capital gains than a fund with a lower rate. Paying more commissions may also reduce return. Capital gains distributions will reduce after tax returns for shareholders holding the Fund in taxable accounts.

MANAGEMENT AND ORGANIZATION

Management. The Portfolio's investment adviser is Lloyd George Investment Management (Bermuda) Limited ("Lloyd George"), 3808 One Exchange Square, central, Hong Kong. The investment adviser manages the investments of the Portfolio. Lloyd George receives a monthly advisory fee equal to 0.75% annually of the Portfolio's average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended december 31, 2000, absent a fee reduction, the Portfolio would have paid advisory fees of 0.75% of its average daily net assets.

Jacob Rees-Mogg has managed or co-managed the Portfolio since May, 2000. He is an Investment Manager for Lloyd George and has been employed by Lloyd George for more than five years. Mr. Rees-Mogg also manages other Eaton Vance Portfolios. Mr. Rees-Mogg (whose office is in London) is supported by, and is in regular communication with, a team of investment professionals at Lloyd George. In particular, Robert Lloyd George and Pamela Chan set macro-economic and general investment strategy, and provide investment research and ideas for all of Lloyd George's managed accounts and funds.

Lloyd George and its affiliates act as investment adviser to various individual and institutional clients and manage $2.6 billion in assets. Eaton Vance's corporate parent owns 20% of Lloyd George's corporate parent. Lloyd George, its affiliates and two of the Portfolio's Trustees are domiciled outside of the United States. Because of this, it would be difficult for the Portfolio to bring a claim or enforce a judgment against them.

Eaton Vance manages the business affairs of the Portfolio. For these services, Eaton Vance receives a monthly fee from the Portfolio equal to 0.25% annually of average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended December 31, 2000, absent a fee reduction, eaton vance would have earned administration fees of 0.25% of the Portfolio's average daily net assets. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $45 billion on behalf of mutual funds, institutional clients and individuals.

Organization. The Fund is a series of Eaton Vance special investment trust, a Massachusetts business trust. The fund does not hold annual shareholder meetings, but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time.
                                        5

VALUING SHARES

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value, which is derived from Portfolio holdings. Exchange-listed securities are valued at closing sale prices; however, the investment adviser may use the fair value of a security if events occurring after the close of a securities market would materially affect net asset value or market prices are unavailable or deemed unreliable. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. THE Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

Fund shares are offered to clients of financial intermediaries who charge an advisory, management, consulting or similar fee for their services; accounts affiliated with those financial intermediaries; investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time. The investment minimum is waived for persons affiliated with Eaton Vance and its service providers.

The Fund provides shareholders ease of investment by allowing same day wire purchases. You may purchase fund shares through your investment dealer or by requesting your bank to transmit immediately available funds (Federal Funds) by wire to the address set forth below. To make an initial investment by wire, you must first telephone the Fund Order Department at 800-225-6265 (extension 7604) to advise of your action and to be assigned an account number. Failure to call will delay the order. The account application form which accompanies this prospectus must be promptly forwarded to the transfer agent. Additional investments may be made at any time through the same wire procedure. The Fund Order Department must be advised by telephone of each transmission. Wire funds to:

  Boston Safe Deposit & Trust Co.
  ABA #811001234
  Account #080411
  Further Credit Eaton Vance Institutional Emerging Markets Fund - Fund #481 A/C # [Insert your account number]

Purchase orders will be executed at the net asset value next determined after their receipt by the Fund only if the Fund has received payment in cash or in Federal Funds. If you purchase shares through an investment dealer, that dealer may charge you a fee for executing the purchase for you.

From time to time the Fund may suspend the continuous offering of its shares. During any such suspension, shareholders who reinvest their distributions in additional shares will be permitted to continue such reinvestments, and the Fund may permit tax-sheltered retirement plans which own shares to purchase additional shares of the Fund. The Fund may also refuse any order for the purchase of shares.
                                        6

REDEEMING SHARES

You can  redeem  shares  in one of two  ways:

By Wire If you have given complete written authorization in advance you may request that redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The redemption request may be made by calling the Eaton Vance Fund Order Department at 800-225-6265 (extension 7604) or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). You may be required to pay the costs of redeeming by wire; however, no costs are currently charged. The Fund may suspend or terminate this expedited payment procedure upon at least 30 days notice.

Through an
Investment Dealer   Your investment  dealer is responsible for  transmitting the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

SHAREHOLDER ACCOUNT FEATURES

Distributions. You may have your Fund distributions paid in one of the following ways:

oFull Reinvest Option       Dividends and capital gains are reinvested in
                            additional shares. This option will be assigned if you do not specify an option.

oPartial Reinvest Option    Dividends are paid in cash and capital gains are
                            reinvested in additional shares.

oCash Option                Dividends and capital gains are paid in cash.

Information from the Fund.  From time to time, you may be mailed the following:

  oAnnual and Semi-Annual Reports,containing performance information and financial statements.
  oPeriodic account statements,showing recent activity and total share balance. oForm 1099 and tax information needed to prepare your income tax returns. oProxy materials, in the event a shareholder vote is required.
  oSpecial notices about significant events affecting your Fund.

Exchange Privilege. You may exchange your Institutional Shares for other Eaton Vance fund Institutional Shares. Exchanges are made at net asset value. Before exchanging, you should read the prospectus of the new fund carefully. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within twelve months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

Telephone and Electronic Transactions. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

Tax-Sheltered Retirement Plans. Fund shares are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.
                                        7

TAX INFORMATION

The Fund pays dividends at least once annually and intends to pay capital gains (if any) annually. Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term gains. The Fund expects that its distributions will consist primarily of capital gains. The Fund's distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares. The Fund's distributions will generally not qualify for the dividends-received deduction for corporations.

Investors who purchase shares at a time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's return on those securities would be decreased. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.
                                        8

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the financial performance of the fund for the past two years. Certain information in the TABLE REFLECTS the financial results for a single Fund share. The total return in the TABLE represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and THE Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.

                                                     YEAR ENDED DECEMBER 31,
                                                -------------------------------
                                                    2000               1999(1)
-------------------------------------------------------------------------------
Net asset value -  Beginning of period

Income (loss)from operations                          $14.730           $10.000
                                                      -------           -------
Net investment loss                                   $(0.042)          $(0.014)
Net realized and unrealized gain                       (3.521)            4.730
                                                      --------

Total income from operations                          $(3.563)         $  4.730
                                                      --------         --------
Less distributions
In excess of net realized gain                        $(0.297)         $     --
                                                      --------         --------
Total distributions                                   $(0.297)         $     --
                                                      --------         --------
Net asset value -
End of period                                         $10.870           $14.730
                                                      --------         --------
Total return(2)                                        (24.92)%           47.30
Ratios/Supplemental Data+
Net assets, end of period(000's omitted)               $2,363            $1,304

Ratios(As a percentage of average daily net assets):

 Net expenses(3)                                         1.89%         1.57%(4)
 Net expenses after custodian fee reduction(3)           1.50%         1.50%(4)
 Net investment loss                                    (0.63)%      (0.20)%(4)
Portfolio turnover of the Portfolio                        65%           95%

+The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the investment adviser and/or manager, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (as a percentage of average daily net assets):
Expenses(3)                                             5.10%          8.74%(4)
Expenses  after  custodian fee reduction(3)             4.71           8.67%(4)
Net  investment  loss                                  (3.85)%        (7.37)%(4)
Net  investment loss per share                       $(0.257)          $(0.516)


(1) For the period from the start of business, May 19, 1999, to December 31, 1999.

(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(3) Includes the Fund's share of the Portfolio's allocated expenses.

(4) Annualized.

LOGO     INVESTING
         FOR THE
         21ST
         CENTURY(R)

More Information
--------------------------------------------------------------------------------

     About the Fund: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about The Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected The Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting:


                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com



     You will find and may copy information about The Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     About Shareholder Accounts: You can obtain more information from Eaton Vance Share- holder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:

                                   PFPC, Inc.
                                  P.O. BOX 9653
                                 PROVIDENCE, RI
                                   02940-9653

                                 1-800-262-1122

THE FUND'S SEC FILE NO. IS 811-1545                               IEMP




                                                 (C) 2001 Eaton Vance Management

LOGO            Mutual Funds
EATON VANCE       for People
Mutual Funds         Who Pay
                       Taxes(R)





                            EATON VANCE INSTITUTIONAL
                            SHORT TERM TREASURY FUND

               A mutual fund seeking current income and liquidity


                                Prospectus Dated
                                   May 1, 2001




The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.




Information in this prospectus
                                      Page                                  Page
--------------------------------------------------------------------------------
Fund Summary                            2      Purchasing Shares              5
Investment Objective & Principal               Redeeming Shares               5
  Policies and Risks                    3      Shareholder Account Features   6
Management and Organization             4      Tax Information                6
Shareholder Servicing                   4      Financial Highlights           7
Valuing Shares                          4
-------------------------------------------------------------------------------




            THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE
             FUND AND THE SERVICES AVAILABLE TO SHAREHOLDERS. PLEASE
                             SAVE IT FOR REFERENCE.

                                  FUND SUMMARY

INVESTMENT OBJECTIVE AND STRATEGIES. The purpose of the Fund is to seek current income and liquidity. The Fund is a no-load non-diversified mutual fund which
continuously   offers  its  shares  of  beneficial   interest  to  institutional
investors.

The Fund invests exclusively in U.S. Treasury obligations (bills, notes and bonds) with a remaining maturity of up to five years and repurchase agreements collateralized exclusively by U.S. Treasury obligations. The Fund will maintain a dollar weighted average portfolio maturity of not more than one year.

RISK FACTORS. The net asset value of the Fund's shares will change in response to interest rate fluctuations. When interest rates decline, the value of a portfolio primarily invested in debt securities can be expected to rise. Conversely, when interest rates rise, the value of a portfolio primarily invested in debt securities can be expected to decline. However, a shorter maturity is generally associated with a lower level of market value volatility. Accordingly, the investment manager expects that the net asset value of the Fund's shares normally will fluctuate significantly less than that of a longer-term bond fund since the dollar weighted average portfolio maturity of the Fund will not exceed one year.

The Fund is a "non-diversified" investment company, and under applicable federal income tax rules, with respect to 50% of its total assets, the Fund will be able to invest more than 5%, but no greater than 25%, of its total assets in repurchase agreements with any one counterparty. Because the Fund may engage in repurchase agreement transactions with a limited number of counterparties, the Fund is more likely than a diversified fund to lose value as a result of an adverse corporate, economic, regulatory or other occurrence affecting a counterparty.

The Fund is not a complete investment program and you may lose money by investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE INFORMATION. The following bar chart and table provide information about the Fund's performance, including a comparison of the Fund's performance to the performance of a representative, unmanaged index of all U.S. Treasury bills with various maturities. Past performance is no guarantee of future results and this performance information demonstrates the risk that the value of your investment will differ from a broad-based measure of market performance. The following returns are for each calendar year through December 31, 2000.


     4.32%          5.50%            The highest quarterly total return for Fund
                                     Fund shares was 1.41% for the quarter ended
     1999           2000             September   30,  2000,   and   the   lowest
                                     quarterly return was 1.23% for the quarter ended March 31, 2000.


 Average Annual Total Return as of December 31, 2000    One Year    Life of Fund
--------------------------------------------------------------------------------
 Fund Shares                                              5.50%        4.97%
 Merrill Lynch U.S. Treasury Bill Index                   6.14%        4.68%


Life of Fund returns are calculated from January 31, 1999. The Merrill Lynch U.S. Treasury Bill Index is an unmanaged index of all U.S. Treasury bills with various maturities. Investors cannot invest directly in an index. (Source for Merrill Lynch U.S. Treasury Bill Index returns: Lipper Inc.)
                                       2

Expenses of the Fund. The table describes the expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
  Management Fees                                                  0.35%
  Other Expenses (see note below)                                  0.25%*
                                                                   ----
  Total Annual Fund Operating Expenses                             0.60%*

*Eaton Vance has agreed to pay all ordinary operating expenses of the Fund (excluding service fees) from its management fees. Total Fund expenses generally will not exceed .60% of average daily net assets. Other Expenses includes a service fee of 0.25%

EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
                                           $  61     $ 192     $ 335     $ 750


               INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS

The Fund's investment objective is to seek current income and liquidity. The Fund currently seeks to meet its investment objective by investing exclusively in U.S. Treasury obligations (bills, notes and bonds) with a remaining maturity of up to five years and repurchase agreements collateralized by U.S. Treasury obligations.

U.S. Treasury obligations include the following (which differ in their interest rates, initial maturities and times of issuance): U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years). U.S. Treasury bills, notes and bonds, are supported by the full faith and credit of the United States.

The Fund may enter into repurchase agreements collateralized exclusively by U.S. Treasury obligations involving any or all of its assets with banks and broker-dealers determined to be creditworthy by the investment manager. Under a repurchase agreement the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of the bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

The Fund will maintain a dollar weighted average portfolio maturity of not more than one year. In measuring the dollar weighted average portfolio maturity of the Fund, repurchase agreements will have a maturity equal to their term rather than the remaining maturities of underlying collateral.

The Fund has adopted certain fundamental investment restrictions and policies which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote. Except for such enumerated restrictions and policies, the investment objective and policies of the Fund are not fundamental policies and accordingly may be changed by the Trustees without obtaining the approval of the Fund's shareholders. The Trustees, however, intend to submit any material change in the investment objective to shareholders for their approval.

                           MANAGEMENT AND ORGANIZATION


MANAGEMENT. The Fund's manager is Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $45 billion on behalf of mutual funds, institutional clients and individuals.

Eaton Vance manages the investments of the Fund. Eaton Vance also provides administrative services and pays all ordinary operating expenses of the Fund (except service and management fees). Under its management contract with the Fund, Eaton Vance receives an annual management fee equal to 0.35% of the average daily net assets of the Fund. For the fiscal year ended to December 31, 2000, the Fund paid Eaton Vance management fees equivalent to 0.35% of its average daily net assets.

Michael B. Terry has acted as the portfolio manager of the Fund since it commenced operations. He also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than 5 years, and is a Vice President of Eaton Vance and Eaton Vance's subsidiary Boston Management and Research ("BMR").

ORGANIZATION. The Fund is a series of Eaton Vance Special Investment Trust, a Massachusetts business trust. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval).


                             SHAREHOLDER SERVICING


Fund assets bear a service fee for personal and/or account services paid to the principal underwriter not exceeding .25% of average daily net assets annually. The principal underwriter may pay up to the entire amount of the service fee to investment dealers and their employees, or to employees of the principal underwriter for providing services to the Fund or its shareholders. Service fee payments from the principal underwriter to investment dealers and others will be made on new accounts only if the principal underwriter has previously authorized in writing such payments for identified accounts.

                                 VALUING SHARES

The Fund values its shares twice each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), at noon and as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time.) The purchase price of Fund shares is their net asset value, which is derived from portfolio holdings. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Debt securities will normally be valued on the basis of market valuations provided by a pricing service. Repurchase agreements will be valued at cost plus accrued interest. The net asset value so determined is effective for orders received by the principal underwriter prior to the next price determination. It is each investment dealer's responsibility to transmit orders promptly to the principal underwriter.

                               PURCHASING SHARES

No commissions or redemption fees are charged on Fund purchases or redemptions. The Fund provides shareholders ease of investment and redemption by allowing same day wire purchases and redemptions.

You may purchase Fund shares through your investment dealer or by requesting your bank to transmit immediately available funds (Federal Funds) by wire to the address set forth below. Your initial investment must be at least $25,000. To make an initial investment by wire, you must first telephone the Fund Order Department at 800-225-6265 (extension 3) to advise of your action and to be assigned an account number. Failure to call will delay the order. The account application form which accompanies this prospectus must be promptly forwarded to the transfer agent (see back cover for address). Additional investments may be made at any time through the same wire procedure. The Fund Order Department must be advised by telephone of each transmission. Wire funds to:

  ABA #011001438

  Federal Reserve Bank of Boston

  A/C Investors Bank & Trust Company

  Further Credit Eaton Vance Institutional Short Term Treasury Fund - Fund #796570802

  A/C # [Insert your account number - see below]

Transactions in the U.S. Treasury obligations in which the Fund invests require immediate settlement in Federal Funds. The Fund intends at all times to be as fully invested as is feasible in order to maximize its earnings. Accordingly, purchase orders will be executed at the net asset value next determined after their receipt by the Fund only if the Fund has received payment in cash or in Federal Funds.

The Fund is currently available only to corporations, banks and other institutional investors that do not constitute personal holding companies for federal income tax purposes. If you purchase shares through an investment dealer, that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time, and any purchase order may be refused.

                                REDEEMING SHARES

You can redeem shares in one of two ways:

By Wire If you have given complete written authorization in advance you may request that redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The redemption request may be made by calling the Eaton Vance Fund Order Department at 800-225-6265 (extension 3) or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). You may be required to pay any costs of redeeming by wire; however, no costs are currently charged. The Fund may suspend or terminate this expedited payment procedure upon at least 30 days notice.

Through an Investment          Your   investment   dealer   is  responsible  for
Dealer                         transmitting  the order  promptly.  An investment
                               dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Proceeds of redemption requests received before noon on any business day will be wired that same day, if requested. Redemption requests received between noon and 4:00 p.m. on any business day will be processed at 4:00 p.m. and the proceeds will be wired on the next business day.

If the Fund determines that it may be treated as a personal holding company for federal income tax purposes at any time, it may involuntarily redeem all accounts it determines is necessary as soon as practicable.

                          SHAREHOLDER ACCOUNT FEATURES

DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

  .  Full Reinvest Option     Dividends  and  capital  gains  are reinvested  in
                              additional shares. This option will be assigned if you do not specify an option.

  .  Partial Reinvest Option  Dividends are paid  in cash and capital  gains are reinvested in additional shares.

  .  Cash Option              Dividends and capital gains are paid in cash.

 INFORMATION FROM THE FUND. From time to time, you may be mailed the following:

  . Annual and Semi-Annual Reports, containing performance information and financial statements.

  . Periodic account statements, showing recent activity and total share balance.

  .  Form 1099 and tax information needed to prepare your income tax returns.

  .  Proxy materials, in the event a shareholder vote is required.

  .  Special notices about significant events affecting your Fund.

TELEPHONE AND ELECTRONIC TRANSACTIONS. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow these procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. Telephone instructions are tape recorded.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

                                TAX INFORMATION

The Fund pays dividends and capital gains annually, normally in December. The Fund's distributions will not be eligible for the corporate dividends-received deduction. Under current law, the Fund intends on its tax return to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting and is commonly called tax equalization, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. Tax equalization may also reduce the amount of distributions required to be made to non-redeeming shareholders and defer the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Fund's shares, the total return on a shareholder's investment will not be reduced as a result of the Fund's distribution policy. The Treasury Department has made a proposal (effective for taxable years after its enactment) to limit the availability of tax equalization. If the proposal were enacted, it might affect the extent to which the Fund could use this practice.

Distributions of income and net short-term capital gains, if any, are taxable as ordinary income. Distributions of any long-term capital gains are taxable as such. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Certain distributions paid in January (if any) will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction. Shareholders should consult with their tax advisers concerning special tax rules, such as Section 1258 of the Internal Revenue Code of 1986, as amended, that may apply to their transactions in Fund shares.

STATE, LOCAL AND FOREIGN TAXES. Distributions of the Fund which are derived from interest on obligations of the U.S. Government will be exempt from personal and/or corporate income taxes in most states. Repurchase agreement income, however, is not exempt. The Fund will inform shareholders of the proportion of its distributions which are derived from interest on such obligations. Shareholders should consult their tax advisers concerning the applicability of state, local, or other taxes to an investment in the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund's financial performance for the past two years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.


                                                       YEAR ENDED DECEMBER 31,
                                               ---------------------------------
                                                      2000(1)         1999(2)(3)
                                               ---------------------------------

  Net asset value - Beginning of year                 $70.600         $70.000
                                                      -------         -------
  Income (loss) from operations
  Net investment income                               $ 3.860         $ 3.015
  Net realized and unrealized gain                      0.020           0.005
                                                      -------         -------
  Total income from operations                        $ 3.880         $ 3.020
                                                      -------         -------
  Less distributions
  From net investment income                          $(3.720)        $(2.420)
                                                      --------        --------
  Total distributions                                 $(3.720)        $(2.420)
                                                      --------        --------
  Net asset value - End of year                       $70.760         $70.600
                                                      -------         -------
  Total return(4)                                       5.50%           4.32%

  Ratios/Supplemental Data:
  Net assets, end of year (000's omitted)             $ 1,000         $ 1,002
  Ratios (as percentage of average daily net assets):
   Expenses                                             0.60%           0.60%(5)
   Net investment income                                5.60%           4.23%(5)
 Portfolio turnover                                       11%             11%

(1) Net investment income per share was computed as its proportionate share of the net increase in net assets from operations per share.

(2)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(3) For the period from the start of business, January 4, 1999, to December 31, 1999.

(4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(5)  Annualized.

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         Mutual Funds
           for People
              Who Pay
             Taxes(R)


MORE INFORMATION
--------------------------------------------------------------------------------

     ABOUT THE FUND: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting:


                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Share- holder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:

--------------------------------------------------------------------------------
                                   PFPC, Inc.
                                  P.O. Box 9653
                                 Providence, RI
                                   02940-9653
                                 1-800-262-1122


The Fund's SEC File No. is 811-1545.                                       ISTTP




                                                 (c) 2001 Eaton Vance Management

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         Investing
           for the
              21st
        Century(R)





                                   Eaton Vance
                                  Small Company
                                   Growth Fund




           A diversified fund seeking long-term capital appreciation

                                Prospectus Dated
                                   May 1, 2001


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



Information in this prospectus
                                        Page                            Page
-------------------------------------------------------------------------------
Fund Summary                             2       Sales Charges           6
Investment Objective & Principal                 Redeeming Shares        7
Policies and Risks                       4       Shareholder Account     7
Management and Organization              5       Features
Valuing Shares                           5       Tax Information         9
Purchasing Shares                        5       Financial Highlights    10
-------------------------------------------------------------------------------

 This prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

Fund Summary

Investment Objective and Principal Strategies. The Fund's investment objective is to seek long-term capital appreciation. The Fund invests primarily in common stocks of small companies that are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. Although it invests primarily in domestic securities, the Fund may invest up to 25% of its assets in foreign securities. The Fund may also at times engage in derivative transactions to protect against price declines, to enhance returns or as a substitute for purchasing or selling securities. Some of the securities owned by the Fund may be subject to restrictions on resale.

Small companies owned by the Fund will have annual revenues of $1 billion or less. In making investment decisions, the portfolio manager relies on the investment adviser's research staff. The manager generally seeks to purchase securities of companies believed to have the potential for above-average earnings growth and profit margins within their respective industries. The manager generally will sell a security when the price objective for the stock is reached or the fundamentals of the company change, or to pursue more attractive investment opportunities.

The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

Principal Risk Factors. Shares of the Fund are sensitive to factors affecting small company growth stocks. Small company growth stocks are generally subject to greater price fluctuation and investment risk than securities of more established companies. Small companies include companies in the technology and health care sectors, which historically have been more volatile than other market sectors. The value of Fund shares is also sensitive to stock market volatility. If there is a general decline in the value of U.S. stocks, the value of the Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels.

Because the Fund invests a portion of its assets in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and developments abroad. The use of derivative transactions is subject to certain limitations and may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty or unexpected price or market movements. Securities subject to restrictions on resale are often less liquid and more difficult to value.

The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shareholders may realize substantial losses and should invest for the long term.

Performance Information. The following bar chart and table provide information about the Fund's performance including a comparison of the Fund's performance to the performance of an index of common stocks of small capitalization companies. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change from year-to-year. These returns are for each calendar year through December 31, 2000. During these periods, the expenses of the Fund were subsidized. Absent the subsidy, Fund performance would have been lower. The returns in the bar chart do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

Due to the Fund's relatively small size, its performance for the year ended December 31, 1999 benefited significantly from participation in certain initial public offerings ("IPOs"). As Fund assets grow, IPO activity will have a less dramatic effect on Fund performance. The Fund's performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

            19.26%          15.16%           109.14%              2.83%
            ------          ------           -------              -----
             1997            1998             1999                2000

The Fund's highest quarterly total return was 59.81% for the quarter ended December 31, 1999, and its lowest quarterly total return was -17.85% for the quarter ended December 31, 2000. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2000 to March 31, 2001) was -28.82%.

                                                          One           Life of
 Average Annual Total Return as of December 31, 2000      Year           Fund
--------------------------------------------------------------------------------
 Fund Shares                                             -3.08%          29.17%
 Standard & Poor's Small Cap 600 Index                   11.80%          11.50%

These returns reflect the maximum sales charge (5.75%). The Fund commenced operations on January 2, 1997. Life of Fund returns are calculated from January 31, 1997. The S&P Small Cap 600 Index is an unmanaged index of common stocks of small capitalization companies trading in the U.S. Investors cannot invest directly in an Index. (Source for S&P Small Cap 600 Index: Lipper Inc.)

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

 Shareholder Fees
 (fees paid directly from your investment)
-------------------------------------------------------------------------------
 Maximum Sales Charge (Load) (as a percentage of offering
 price)                                                               5.75%
 Maximum Deferred Sales Charge (Load)(as a percentage of the lower of net asset value at time of purchase or time of redemption) None Maximum Sales Charge (Load)Imposed on Reinvested
 Distributions                                                        None
 Exchange Fee                                                         None

 Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
 Management Fees                                                     0.75%
 Other Expenses*                                                     6.59%
                                                                    ------
 Total Annual Fund Operating Expenses                                7.34%
 Expense Reimbursement                                              (5.45%)
                                                                    ------
 Total Annual Fund Operating Expenses (net of reimbursement)**       1.89%

*    Other Expenses includes service fees of 0.25%.
** For the fiscal year ended December 31, 2001, the investment adviser will reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.70% after custodian fee credit reduction. For fiscal year ended December 31, 2000, the custodian fee credit equaled 0.19%.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense reimbursement is reflected only in expenses for the first year. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1  Year            3 Years               5 Years                10 Years
--------------------------------------------------------------------------------
      $756               $2,149               $3,478                 $6,538

Investment Objective & Principal Policies and Risks

The Fund's investment objective is to seek long-term capital appreciation. The Fund currently seeks to meet its investment objective by investing in Small
Company Growth Portfolio (the "Portfolio"), a separate open-end investment company with the same objective and policies as the Fund. The Fund's investment objective may not be changed without shareholder approval. Certain of the Fund's investment policies may be changed by the Trustees without shareholder approval.

The Portfolio invests in a diversified portfolio of publicly traded stocks of small companies that are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. Small companies owned by the Portfolio will have annual revenues of $1 billion or less. Many small companies are in the early stages of their development, are more dependent on fewer products, services or product markets than more established companies, have limited financial resources or may rely upon a limited management group, may lack substantial capital reserves and do not have established performance records. Small company growth stocks frequently have lower trading volume and tend to be more sensitive to changes in earnings projections than stocks of more established companies, making them more volatile and possibly more difficult to value. Under normal circumstances, the Portfolio invests at least 80% of its total assets in small company growth stocks. The Portfolio may also invest in larger companies.

The Portfolio may invest up to 25% of assets in foreign securities, some of which may be located in emerging market countries. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. These risks can be more significant for securities traded in less developed, emerging market countries. As an alternative to holding foreign-traded securities, the Portfolio may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts which evidence ownership in underlying foreign securities); such investments are not subject to the Portfolio's 25% limitation on investing in foreign securities.

The Portfolio at times may engage in derivative transactions (such as options, futures contracts and options thereon, forward currency exchange contracts, short sales against-the-box, and equity and currency swaps) to protect against stock price, interest rate or currency rate declines, to enhance return or as a substitute for the purchase or sale of securities or currencies. The use of derivatives is highly specialized. The built-in leverage inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received by the Portfolio. Equity and currency swaps are private contracts in which there is a risk of loss in the event of a counterparty's default. In a short sale against-the-box, the Portfolio may be forced to deliver stock to close a position, causing a recognition of gain. The Portfolio normally intends to deliver newly acquired stock to close a short position. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security or currency. Derivative hedging transactions may not be effective because of imperfect correlations and other factors.

The Portfolio may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to
Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Portfolio illiquidity if eligible buyers become uninterested in purchasing them.

The Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) pays more commissions and may generate more capital gains than a fund with a lower rate. Brokerage commissions are an expense which reduce return. Capital gains distributions will reduce after tax returns for shareholders holding Fund shares in taxable accounts.

The Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolio will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, the Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objective.

While  temporarily  invested,  the  Portfolio  may not  achieve  its  investment
objective.   While  at  times  the  Portfolio  may  use  alternative  investment strategies in an effort to limit losses, it may choose not to do so.

Management and Organization

Management. The Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $45 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of the Portfolio. Under its advisory agreement with the Portfolio, BMR receives a monthly advisory fee of 0.0625% (equivalent to 0.75% annually) of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over, the annual fee is reduced. For the period from the commencement of the Portfolio's operations, May 1, 2000, to December 31, 2000, Eaton Vance waived its advisory fee and the Portfolio paid no advisory fees. Absent the fee waiver, the Portfolio would have paid advisory fees equivalent to 0.75% (annualized) of its average daily net assets. Prior to May 1, 2000, the Fund's assets were managed by Eaton Vance under an investment advisory agreement substantially identical to the agreement between the Portfolio and BMR. For the period from January 1, 2000 to April 30, 2000, Eaton Vance waived its advisory fee and the Fund paid no advisory fee. Absent the fee waiver, the Fund would have paid advisory fees equivalent to 0.75% (annualized) of its average daily net assets.

Edward E. Smiley, Jr. is the portfolio manager of the Fund (since inception). He also manages other Eaton Vance portfolios, has been an employee of Eaton Vance since November 1996, and is a Vice President of Eaton Vance. Prior to joining Eaton Vance, Mr. Smiley was a Senior Product Manager, Equity Management for
Trade-Street Investment Associates, Inc., a wholly-owned subsidiary of NationsBank.

Administration. Eaton Vance serves as the administrator of the Fund. In this capacity, Eaton Vance administers the affairs of the Fund and provides certain office facilities. In return, the Fund paid Eaton Vance administration fees equivalent to 0.15% of average daily net assets.

Organization. The Fund is a series of Eaton Vance Special Investment Trust, a Massachusetts business trust. The Fund does not hold annual shareholder meetings, but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time.

Valuing Shares

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge), which is derived from Portfolio holdings. Exchange-listed securities are valued at closing sale prices. The investment adviser may use the fair value of a security if events occurring after the close of a securities market would materially affect net asset value or market prices are unavailable. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

Purchasing Shares

You may purchase Fund shares through your investment dealer or by mailing the account application form included in this prospectus to the transfer agent (see back cover for address). Your initial investment must be at least $1,000. The price of Fund shares is the net asset value plus a sales charge.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

Sales Charges

Fund shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                                  Sales Charge                Sales Charge                    Dealer Commission
                                                as Percentage of          as Percentage of Net                as a Percentage of
 Amount of Purchase                               Offering Price             Amount Invested                   Offering Price
-----------------------------------------------------------------------------------------------------------------------------------
 Less than $50,000                                    5.75%                     6.10%                                5.00%
 $50,000 but less than $100,000                       4.75%                     4.99%                                4.00%
 $100,000 but less than $250,000                      3.75%                     3.90%                                3.00%
 $250,000 but less than $500,000                      3.00%                     3.09%                                2.50%
 $500,000 but less than $1,000,000                    2.00%                     2.04%                                1.75%
 $1,000,000 or more                                   0.00*                     0.00*                                See Below

 * No sales charge is payable at the time of purchase on investments of $1 million or more.  A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.

The principal underwriter will pay a commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts over $3 million but less than $5 million; plus 0.25% on amounts over $5 million. Purchases totalling $1 million or more will be aggregated over a 12-month period for purposes of determining the commission. The principal underwriter may also pay commissions of up to 1.00% on sales of Fund shares made at net asset value to certain tax-deferred retirement plans.

Reducing or Eliminating Sales Charges. Front-end sales charges on purchases of Fund shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $50,000 or more. Class A shares of other Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.

Fund shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details. Fund shares are also sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Fund shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.

Fund shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge ("CDSC") if redeemed within 12 months of purchase. The CDSC is based on the lower of the net asset value at the time of purchase or the time of redemption. Shares acquired through the reinvestment of distributions are exempt. Redemptions are made first from shares which are not subject to a CDSC.

If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in shares of the Fund (or in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

Service Fees. The Fund pays service fees for personal and/or account services equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers receive them based on the value of shares sold by such dealers.

Redeeming Shares

You can redeem shares in any of the following ways:

  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone      You can redeem up to $50,000  by calling the transfer  agent at  1-800-262-1122  on Monday through  Friday,  9:00 a.m. to
                    4:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed  only to the account  address.  Shares held by corporations,  trusts or certain  other  entities and shares
                    that  are  subject  to  fiduciary   arrangements  cannot  be
                    redeemed by telephone.

  Through an        Your investment  dealer is responsible for  transmitting the
  Investment Dealer order  promptly.  An investment  dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

Shareholder Account Features

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

Distributions. You may have your Fund distributions paid in one of the following ways:

 *Full Reinvest     Dividends  and capital  gains are  reinvested  in additional
  Option            shares.  This  option will be assigned if you do not specify an option.
 *Partial Reinvest  Dividends are paid in cash and capital gains are  reinvested
  Option            in additional shares.
 *Cash Option       Dividends and capital gains are paid in cash.
 *Exchange Option   Dividends  and/or capital gains are reinvested in additional shares of another  Eaton  Vance fund  chosen by you.  Before selecting  this option,  you must obtain a prospectus of the
                    other  fund  and  consider  its   objectives   and  policies
                    carefully.

Information from the Fund. From time to time, you may be mailed the following:

 *Annual and Semi-Annual Reports, containing performance information and financial statements.

 *Periodic account statements, showing recent activity and total share balance.

 *Form 1099 and tax information needed to prepare your income tax returns.

 *Proxy materials, in the event a shareholder vote is required.

 *Special notices about significant events affecting your Fund.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Fund shares are generally subject to an initial sales charge, shareholders should not make withdrawals from their accounts while also making purchases.

Tax-Sheltered Retirement Plans. Fund shares are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.

Exchange Privilege. You may exchange your Fund shares for Class A shares of another Eaton Vance fund. Exchanges are generally made at net asset value. If you hold Fund shares for less than six months and exchange them for shares subject to a higher sales charge, you will be charged the difference between the two sales charges. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"Street Name" Accounts. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

Tax Information

The Fund pays dividends at least once annually and intends to pay capital gains annually. Distributions of income and net short-term capital gains are taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term gains. The Fund expects that its distributions will consist primarily of capital gains. The Fund's distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares.

Investors who purchase shares at a time when a Fund's net asset value reflects gains that are realized but not distributed will pay the full price for the shares and then may receive some portion of the price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

The Portfolio's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the Fund's return on such securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Fund.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

Financial Highlights

The financial highlights are intended to help you understand the Fund's financial performance since inception. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by PricewaterhouseCoopers LLP, independent accountants. The report of PricewaterhouseCoopers LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.

                                         YEAR ENDED DECEMBER 31,
                             --------------------------------------------------
                                2000(1)      1999        1998(1)       1997
-------------------------------------------------------------------------------

  Net asset value -
  Beginning of year            $22.630      $12.440     $10.830       $10.000
                              --------      -------     -------       -------
  Income (loss) from
  operations
  Net investment income
  (loss)                      $ (0.303)     $ 0.034     $ 0.028       $ 0.017
  Net realized and
  unrealized gain                1.781(2)    13.149       1.612         1.871
                                --------     -------     -------       -------
  Total income from
  operations                  $  1.478      $13.183     $ 1.640       $ 1.888
                                --------     -------     -------       -------
  Less distributions
  From net investment
  income                      $ --------    $(0.028)    $(0.030)      $------
  From net realized gain        (2.516)      (2.965)         --        (0.956)
  In excess of net realized
  gain                          (2.892)         --          --        (0.102)
                               ---------     -------     -------       -------
  Total distributions         $ (5.408)     $(2.993)    $(0.030)      $(1.058)
                               ---------     -------     -------       -------
  Net asset value - End of
  year                        $ 18.700      $ 22.63     $12.440       $10.830
                               =========     =======     =======       =======
  Total return(3)                 2.83%      109.14%      15.16%        19.26%

Ratios/Supplemental Data+:
  Net assets, end of year
  (000's omitted)             $  2,669      $   738     $   368       $   307
  Ratios (as a percentage
  of average daily net
  assets):
   Net expenses(4)                1.89%        0.23%       0.13%         0.18%
   Net expenses after
    custodian fee
    reduction(4)                  1.70%        0.00%       0.00%         0.00%
   Net investment income
    (loss)                       (1.34)%       0.22%       0.25%         0.18%
  Portfolio turnover of the
  Portfolio                         89%*         --          --            --
  Portfolio turnover of the
  Fund(5)                           93%**       149%        122%            2%

+ The operating expenses of the Fund and the Portfolio reflect a waiver of the investment adviser fee and a waiver and/or reimbursement of expenses by the administrator or investment adviser. Had such action not been taken, the ratios and investment loss per share would have been as follows:

 Ratios (as a percentage of average daily net assets):
   Expenses(4)                       7.24%       7.79%      9.93%         10.31%
   Expenses after custodian fee      7.05%       7.56%      9.81%         10.13%
   reduction(4)
   Net investment loss              (6.69)%     (7.34)%    (9.56)%       (9.95)%

 Net investment loss per share     $(1.510)   $(1.094)    $(1.300)      $(0.900)

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of the Portfolio's allocated expenses for the period ended December 31, 2000.

(5) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities.

* For the period from the Portfolio's start of business, May 1, 2000, to December 31, 2000.

**   For the period from January 1, 2000 to April 30, 2000.

  LOGO

         Investing
           for the
              21st
        Century(R)



More Information
--------------------------------------------------------------------------------

     About the Fund: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting:


                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     About Shareholder Accounts: You can obtain more information from Eaton Vance Shareholder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
     ---------------------------------------------------------------------------


                                   PFPC, Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122





The Fund's SEC File No. is 811-1545.                                 SCGP




                                                (C) 2001 Eaton Vance Management

                                                     STATEMENT OF
                                                     ADDITIONAL INFORMATION
                                                     May 1, 2001


                            Eaton Vance Balanced Fund
                        Eaton Vance Growth & Income Fund
                        Eaton Vance Special Equities Fund
                           Eaton Vance Utilities Fund

                            The Eaton Vance Building
                                255 State Street
                          Boston, Massachusetts 02109
                                 1-800-225-6265


This Statement of Additional Information ("SAI") provides general information about the Funds and the Portfolios. Each Fund is a series of Eaton Vance Special Investment Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

                                        Page                             Page

Strategies and Risks                      2   Sales Charges                15
Investment Restrictions                   5   Performance                  17
Management and Organization               7   Taxes                        18
Investment Advisory and Administrative        Portfolio Securities
Services                                 11   Transactions                 20
Other Service Providers                  13   Financial Statements         22
Purchasing and Redeeming Shares          13


        Appendix A: Class A Fees, Performance and Ownership        23
        Appendix B: Class B Fees, Performance and Ownership        25
        Appendix C: Class C Fees, Performance and Ownership        27

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Funds' prospectus dated May 1, 2001, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.



(C) 2001 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc.

                              STRATEGIES AND RISKS

Foreign Investments. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading
                                        2
environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Options. Each Portfolio (except Capital Growth and Investment Grade Income Portfolio) may write (sell) call options on securities, currencies and indices. A call option gives the buyer the right to buy, for example, a security at a fixed price at a specified future date. Call options written on securities, currencies and indices will be "covered", meaning the Portfolio will own the security or currency underlying the option or have segregated cash or liquid securities in an amount sufficient to cover the Portfolio's obligation to the counterparty to the option. No Portfolio intends to write a covered call option on any security if after such transaction more than 25% of its net assets (50% in the case of Utilities Portfolio), as measured by the aggregate value of the securities underlying all covered calls written by the Portfolio, would be subject to such options. The Special Equities Portfolio may write covered call options when, in the opinion of the Trustees of the Portfolio, such activity is advisable and appropriate. If a written covered call option is exercised, the Portfolio will be unable to realize further price appreciation on the underlying securities and portfolio turnover will increase, resulting in higher brokerage costs.

A Portfolio may terminate its obligations under a call option by engaging in "closing purchase transactions." In the event no market for such transaction exists, a Portfolio would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing
Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Each Portfolio (except Capital Growth, Investment Grade Income and Special Equities Portfolios) may also write put option on securities, currencies and indices. A put option gives the buyer the right to sell, for example, a security at a fixed price at a specified future date. A Portfolio may only write a put option on a security it owns or intends ultimately to acquire for its investment portfolio. Each Portfolio (except Capital Growth and Investment Grade Income Portfolios) may purchase call and (except Special Equities Portfolio) put options on any securities in which it may invest or options on any securities index composed of securities in which it may invest. No Portfolio intends to purchase an option on any security if, after such transaction, more than 5% of its net assets, as measured by the aggregate of all premiums paid for all such options it holds, would be so invested.

Futures Contracts and Options. The Portfolios, except the Investment Grade Income Portfolio, may enter into future contracts and options on futures contracts, traded on an exchange regulated by the Commodity Futures Trading
Commission (the "CFTC"), and on foreign exchanges if the investment adviser determines that trading on each such foreign exchange does not subject the Portfolios to risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges. Transactions in futures contracts and options thereon (other than purchased options) expose a Portfolio to an obligation to another party.

To the extent that a Portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the CFTC that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may exceed 5% of the liquidation value of the investments, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into.

Risks Associated With Derivative Instruments. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed a Portfolio's initial investment in these instruments. In addition, a Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised. Transaction costs are incurred in opening and closing positions in derivative instruments.

Derivative instruments may sometimes increase or leverage a Portfolio's exposure to a particular market risk. Leverage enhances a Portfolio's exposure to the price volatility of derivative instruments it holds. A Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio's assets. During periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchange may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Portfolio from closing out positions and limiting its losses. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. Under regulations of the CFTC, the use of futures transactions for nonhedging purposes is limited. There can be no assurance that the investment adviser's use of derivative instruments will be advantageous to a Portfolio. A Portfolio will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the corresponding Fund as a regulated investment company for federal income tax purposes.

The Utilities Portfolio expects to purchase and write only exchange-traded options until such time as the investment adviser determines that the over-the-counter ("OTC") options market is sufficiently developed and, if required, the Utilities Fund has amended its prospectus so that appropriate disclosure is furnished to prospective and existing shareholders. OTC derivative instruments in which the Utilities Portfolio may invest involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. The staff of the SEC takes the position that purchased OTC options, and assets used as cover for written OTC options, may be subject to the Portfolio's 15% limit on illiquid investments. Utilities Portfolio's ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty.

Asset Coverage. To the extent required by SEC guidelines, each Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, held in a segregated account with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or held in a segregated account cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to cover or segregated accounts could impede portfolio management or the ability to meet redemption requests or other current obligations.

Real Estate Investment Trusts. Growth & Income Portfolio and Utilities Portfolio may invest in Real Estate Investment Trusts ("REITs"), and therefore, are subject to the special risks associated with the real estate industry and market to the extent a Portfolio invests in REITs. Securities of companies in the real estate industry such as REITs are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates.

By investing in REITs indirectly through a Portfolio, the Fund will bear REIT expenses in addition to Portfolio expenses.

When-Issued Securities. Each Portfolio (except Capital Growth Portfolio) may purchase debt securities on a when-issued basis; that is delivery and payment for the securities normally take place up to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Portfolio enters into the purchase commitment. Securities purchased on a when-issued basis are subject to changes in value. Therefore, to the extent that a Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.

Short Sales. A Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in. These transactions may also require the current recognition of taxable gain under certain tax rules applicable to constructive sales. Each Portfolio expects normally to close its short sales against-the-box by delivering newly-acquired stock.

Fixed-Income Securities. Fixed-income securities include preferred stocks, convertible debt securities, bonds, debentures, notes and other types of debt securities (such as collateralized mortgage obligations, mortgage-backed securities and other asset-backed and collateralized obligations). During an economic downturn, the ability of issuers to service their debt may be impaired. In the case of a default, a Portfolio may retain a defaulted security when the investment adviser deems it advisable to do so. In the case of a defaulted obligation, a Portfolio may incur additional expense seeking recovery of an investment that is in default.

While lower rated debt securities may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated securities are subject to the risk of an issuer's inability to meet principal and interest payments on the securities (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated securities are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, a Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. Repurchase agreements which mature in more than seven days will be treated as illiquid. A Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Other Investment Companies. Each Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the investment adviser. Each Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio.

Lending Portfolio Securities. Each Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser.

Temporary Investments. Each Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations. Investment Grade Income Portfolio may also invest in such instruments in pursuit of its objective.

Portfolio Turnover. While it is not the policy of the Portfolios to purchase securities with a view to short-term profits, each Portfolio will dispose of securities without regard to the time they have been held if such action seems advisable. Investment Grade Income Portfolio anticipates that under normal market conditions, its annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). The portfolio turnover rate of Capital Growth Portfolio, Growth & Income Portfolio, Special Equities Portfolio and Utilities Portfolio has exceeded and may continue to exceed 100% (200% in the case of Capital Growth Portfolio).

                             INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

  (1) With respect to 75% of its total assets, invest more than 5% of its total assets taken at market value in the securities of any one issuer or in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

  (2) Borrow money or issue senior securities, except as permitted by the 1940 Act;

  (3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

  (4) Invest in real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

  (5) Invest in physical commodities or commodity contracts for the purchase and sale of physical commodities; or

  (6)     Make  loans  to any  person  except  by (a)  the  acquisition  of debt
          securities  and  making  portfolio  investments,   (b)  entering  into
          repurchase agreements or (c) lending portfolio securities.

In addition, Balanced Fund may not:

  (7) Invest 25% or more of the value of its total assets at the time of acquisition in any one industry with public utility companies (being electric utility companies, natural gas producing companies, transmission companies, telephone companies, and water works companies) being considered separate industries.

In addition, Growth & Income Fund and Special Equities Fund may not:

  (8)     Underwrite securities of other issuers; or

  (9) Concentrate 25% or more of its assets in any one industry (provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities).

In addition, Utilities Fund may not:

 (10) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933; or

 (11) Make an investment in any one industry if such investment would cause investments in such industry to equal or exceed 25% of the Fund's total assets (taken at market value) except that the Fund will concentrate at least 25% of its investments in utility stocks (as described in the prospectus).

Notwithstanding the investment policies and restrictions of each Fund, a Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; and Balanced Fund may invest in two or more open-end management investment companies which together have substantially the same investment objectives, policies and restrictions as the Fund. In addition, Balanced Fund and its corresponding Portfolios may not underwrite securities of other issuers.

Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of a Portfolio.

The following investment policies been adopted by each Fund and Portfolio. They may be changed by the Trustees with respect to a Fund without approval by the Fund's shareholders or, with respect to a Portfolio, without approval of the Fund or its other investors. Each Fund and Portfolio will not:

  . make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  . invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in

     Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of a Fund's or a Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change below investment grade made by a rating service, will not compel a Fund or a Portfolio, as the case may be, to dispose of such security or other asset. Where applicable and notwithstanding the foregoing, under normal market conditions each Fund and each Portfolio must take actions necessary to comply with the policy of investing in securities corresponding to its name as set forth in the prospectus. Moreover, each Fund and Portfolio must always be in compliance with the limitation on investing in illiquid securities and the borrowing policies set forth above.

                           MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Those Trustees who are "interested persons" of the Trust and the Portfolios, as defined in the 1940 Act, are indicated by an asterisk(*).

JESSICA M. BIBLIOWICZ (41), Trustee*
President and Chief Executive Officer of National Financial Partners (a financial services company) (since April, 1999). President and Chief Operating Officer of John A. Levin & Co. (a registered investment advisor) (July, 1997 to April, 1999) and a Director of Baker, Fentress & Company which owns John A. Levin & Co. (July, 1997 to April, 1999). Formerly Executive Vice President of Smith Barney Mutual Funds (from July, 1994 to June, 1997). Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address:  787 Seventh Avenue, New York, New York  10019

DONALD R. DWIGHT (70), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Trustee/Director of the Royce Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address:  Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (59), President and Trustee*
Chairman, President and Chief Executive Officer of BMR, Eaton Vance and their corporate parent and trustee (EVC and EV); Director of EVC and EV. Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (66), Trustee
Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Trustee of the Kobrick Investment Trust (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 345 Nahatan Road, Westwood, Massachusetts 02090

NORTON H. REAMER (65), Trustee
Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (since November, 2000) and President, Jordan Simmons Capital LLC (manager of energy related investments) (since November,
2000). President, Unicorn Corporation (an investment and financial advisory services company) (since September, 2000). Formerly Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

LYNN A. STOUT (43), Trustee
Professor of Law, Georgetown University Law Center. Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address: 600 New Jersey Avenue, NW, Washington, DC 20001

JACK L. TREYNOR (71), Trustee
Investment Adviser and Consultant. Trustee of various investment companies managed by Eaton Vance or BMR.
Address:  504 Via Almar,  Palos Verdes Estates, California 90274

ARIEH COLL (37), Vice President of Capital Growth Portfolio
Vice President of BMR and Eaton Vance since January 10, 2000. Portfolio manager and investment analyst for Fidelity Investments (1989-1999). Officer of various investment companies managed by Eaton Vance or BMR.

MICHAEL R. MACH (53), Vice President of Growth & Income Portfolio
Vice President of BMR and Eaton Vance since December 15, 1999. Previously, Managing Director and Senior Analyst for Robertson Stephens (1998-1999); Managing Director and Senior Analyst for Piper Jaffray (1996-1998); and Senior Vice President, Senior Analyst and Portfolio Manager for Putnam Investments (1989-1996). Officer of various investment companies managed by Eaton Vance or BMR.

JUDITH A. SARYAN (46), Vice President of Utilities Portfolio
Vice President of BMR and Eaton Vance since March 31, 1999. Portfolio Manager and Equity Analyst for State Street Global Advisors (1980-1999).

EDWARD E. SMILEY, JR. (56), Vice President of the Trust and Special Equities Portfolio
Vice  President of BMR and Eaton Vance since November 1, 1996.  Senior
Product Manager, Equity Management for TradeStreet Investment Associates, Inc., a wholly-owned subsidiary of NationsBank (1992-1996). Officer of various investment companies managed by Eaton Vance or BMR.

MICHAEL B. TERRY (58), Vice President of the Trust and Investment Grade Income Portfolio
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (56), Treasurer
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (60), Secretary
Vice President, Secretary and Chief Legal Officer of BMR, Eaton Vance and EVC. Prior to joining Eaton Vance on November 1, 1996, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (65), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (38), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ERIC G. WOODBURY (43), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

The Nominating Committee of the Board of Trustees of the Trust and the Portfolios is comprised of the Trustees who are not "interested persons" of the Trust and the Portfolio as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance or its affiliates.

Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and the Portfolios. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolios, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Funds, Portfolios or investors therein.

Messrs. Treynor (Chairman), Dwight and Reamer are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolios The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust and the Portfolios, and certain service providers.

Trustees of each Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by a Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on a Portfolio's assets, liabilities, and net income per share, and will not obligate a Portfolio to retain the services of any Trustee or obligate a Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolios has a retirement plan for Trustees.

The fees and expenses of the noninterested Trustees of the Trust and the Portfolios are paid by the Funds (and other series of the Trust) and the Portfolios, respectively. (A Trustee of the Trust and the Portfolios who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolios). During the fiscal year ended December 31, 2000, the noninterested Trustees of the Trust and the Portfolios earned the following compensation in their capacities as Trustees from the Trust and the Portfolios. For the year ended December 31, 2000, the noninterested Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

Source of Compensation    Jessica M. Bibliowicz    Donald R. Dwight(3)    Samuel L. Hayes   Norton H. Reamer    Lynn A. Stout(4)
----------------------    ---------------------    -------------------    ---------------   ----------------    ---------------
        Trust(2)                $  6,084              $  5,345             $  6,158          $  5,564         $  6,051

 Capital Growth Portfolio            781                   769                  802               758              835

Growth & Income Portfolio          2,471                 2,360                2,478             2,337            2,527

 Investment Grade Income
     Portfolio                       781                   769                  802               758              835

Special Equities Portfolio         1,731                 1,759                1,782             1,670            1,796

   Utilities Portfolio             4,689                 4,159                4,551             4,316            4,706

  Trust and Fund Complex         160,000               162,500(5)           170,000           160,000          160,000(6)
  Source of Compensation     Jack L. Treynor
  ----------------------     ---------------
        Trust(2)                $  6,149

 Capital Growth Portfolio            847

Growth & Income Portfolio          2,573

 Investment Grade Income             847
        Portfolio

Special Equities Portfolio         1,839

   Utilities Portfolio             4,769

  Trust and Fund Complex         170,000

(1) As of May 1, 2001, the Eaton Vance fund complex consists of 155 registered investment companies or series thereof.
(2)  The Trust consisted of 9 Funds as of December 31, 2000.
(3) Includes deferred compensation as follows: Capital Growth -- $440; Growth & Income -- $1,291; Investment Grade Income -- $440; Special Equities -- $964; and Utilities -- $2,278.
(4) Includes deferred compensation as follows: Capital Growth -- $125; Growth & Income -- $373; Investment Grade Income -- $125; Special Equities -- $266; and Utilities -- $696.
(5)  Includes $60,000 of deferred compensation.
(6)  Includes $16,000 of deferred compensation.

Organization. Each Fund is a series of the Trust, which was established under Massachusetts law on March 27, 1989 and is operated as an open-end management investment company. Prior thereto, the Trust existed as a Massachusetts corporation organized on October 11, 1967. Prior to March 7, 2000, Balanced Fund invested all of its assets in one investment company, Balanced Portfolio. On May 1, 1998, Eaton Vance Investors Fund changed its name to Eaton Vance Balanced Fund, Eaton Vance Stock Fund changes its name to Eaton Vance Growth & Income Fund and Eaton Vance Total Return Fund changes its name to Eaton Vance Utilities Fund. Prior to January 1, 1998, the Funds were known as EV Traditional Investors Fund, EV Traditional Stock Fund, EV Traditional Special Equities Fund and EV Traditional Total Return Fund. On January 1, 1998, the Funds were reorganized and each Fund's outstanding shares were designated as Class A shares and each Fund created Class B and Class C shares as successors to other series of the Trust. Information prior to May 1, 1998 (i) for Class A shares of a Fund is prior to the Fund's adoption of a multi-class structure, and (ii) for Class B and Class C shares of a Fund is for such shares when they existed as a separate series of the Trust.

The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

Each Portfolio was organized as a trust under the laws of the state of New York on May 1, 1992 for the Growth & Income, Special Equities and Utilities Portfolios, and February 28, 2000 for the Capital Growth and Investment Grade Income Portfolios, and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

Each Portfolio's Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.

Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of each Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. The investment adviser furnishes to each Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that Capital Growth Portfolio, Investment Grade Income Portfolio, Growth & Income Portfolio and Special Equities Portfolio pay the investment adviser, see the prospectus. The following table sets forth the net assets of the foregoing Portfolios at December 31, 2000 and the advisory fees paid during the three fiscal years ended December 31, 2000.

                                                  Advisory Fee Paid for Fiscal Years Ended
                                                  -----------------------------------------
    Portfolio        Net Assets at 12/31/00       12/31/00          12/31/99        12/31/98
    ---------        ----------------------       --------          --------        --------
    Balanced                    ----*           $  355,439*      $2,085,975      $2,132,133
 Capital Growth           $171,125,891             925,164          -----*           ----*
Investment Grade
     Income                108,124,130             534,838          -----*           ----*
 Growth & Income           190,445,433           1,039,127       1,121,768         969,883
Special Equities           104,428,851             720,728         511,023         477,657

  * Prior to March 7, 2000, Balanced Fund invested all of its assets in one investment company, Balanced Portfolio.

BMR has agreed to waive a portion of its management fee of the Utilities Portfolio under the Investment Advisory Agreement as follows:

                                                               Annualized Fee Rate        Contractual
 Average Daily Net Assets for the Month                            with Waiver        Annualized Fee Rate
 --------------------------------------                        -------------------    -------------------
 Up to $500 million                                                  0.6500%               0.7500%
 $500 million but less than $1 billion                               0.6250%               0.6875%
 $1 billion but less than $1.5 billion                               0.6000%               0.6250%
 $1.5 billion but less than $2 billion                               0.5500%               0.5625%
 $2 billion but less than $3 billion                                 0.5000%               0.5000%
 $3 billion and over                                                 0.4375%               0.4375%

At December 31, 2000, the Utilities Portfolio had net assets of $574,585,698. For the fiscal years ended December 31, 2000, December 31, 1999 and December 31, 1998, the Portfolio paid advisory fees of $3,742,206, $3,236,300 and $2,793,965, respectively.

Each Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. Each Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser may render services to others. Each Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement with the Trust, Eaton Vance has been engaged to administer each Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All of the issued and outstanding shares of BMR are owned by Eaton Vance and all of the shares of Eaton Vance are owned by Eaton Vance Business Trust which is owned by EVC. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Jeffrey P. Beale, Alan R. Dynner, Thomas E. Faust, Jr., Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser and each Fund and each Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held by a Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

Expenses. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B and Class C shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B and Class C shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk, Mr. O'Connor is a Vice President, and Mr. Murphy is Assistant Secretary and Assistant Clerk of EVD.

Custodian. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund and Portfolio. IBT has custody of all cash and securities representing a Fund's interest in a Portfolio, has custody of each Portfolio's assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or each Portfolio and such banks.

Independent Accountants. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110, are the Fund and Portfolio independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC, Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

                         PURCHASING AND REDEEMING SHARES

Calculation of Net Asset Value. The net asset value of each Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

The Trustees of each Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

Generally, trading in the foreign securities owned by a Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Portfolio's share generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by a Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

Acquiring Fund Shares in Exchange for Securities. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Fund or Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                  SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Class A shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Class A shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

Tax-Sheltered Retirement Plans. Class A and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution and Service Plans

The Trust has in effect a Service Plan (the "Class A Plan") for each Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. (the

"NASD"). (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that each Class A may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. Service fees are subject to reimbursement if investment dealers do not provide account maintenance or shareholder services, as required by the NASD sales charge rule. For the service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the "Class B and Class C Plans") pursuant to Rule 12b-1 under the 1940 Act for each Fund's Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing
(i) sales commissions equal to 5% (in the case of Class B) and 6.25% (in the case of Class C) of the amount received by a Fund for each Class share sold and
(ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of each Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and C.

Each Class B and Class C Plan also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. Service fees are subject to reimbursement if investment dealers do not provide account maintenance or shareholder services or account maintenance, as required by the NASD sales charge rule. For the service fees paid, see Appendix B and C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE

Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. For total return information, see Appendix A, Appendix B and Appendix C.

Investors may be provided with information on equity investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices, comparable investments, tax-deferred vehicles and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information included in advertisements and materials furnished to present and prospective investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would have performed exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

  .  cost associated with aging parents;
  .  funding a college education (including its actual and estimated cost);
  .  health care expenses (including actual and projected expenses);
  . long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
  . retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in particular types of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings of a Portfolio at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

A Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distributions requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund qualified as a RIC for its fiscal year ended December 31, 2000.

Because each Fund invests its assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for each Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. A Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and
(ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

A Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject a Portfolio to U.S. federal income tax or other charge on the proceeds from the sales of the investment in such company; however, this tax can be avoided by making an election to mark such investment to market annually or treat the passive foreign investment company as a "qualified electing fund".

Each Portfolio may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of a Portfolio will consist of securities issued by foreign corporations, a Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

A portion of distributions made by a Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction ("DRD") for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder's shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in a Fund.
                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it. BMR places the portfolio security transactions of each Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to each Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to BMR, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Transactions on United States stock exchanges and other agency transactions involve the payment by a Portfolio of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by a Portfolio usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid by a Portfolio often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of a Portfolio and BMR's other clients in part for providing brokerage and research services to BMR.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of a Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places transactions for a Portfolio and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by each Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

A Portfolio and BMR may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by BMR in connection with its investment responsibilities. The investment companies sponsored by BMR or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including BMR, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that BMR shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by BMR or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for a Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. Whenever decisions are made to buy or sell securities by a Portfolio and one or more of such other accounts simultaneously, BMR will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment;
(ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where BMR reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid by each Portfolio during the three fiscal years ended December 31, 2000, as well as the amount of a Portfolio's security transactions for the most recent fiscal year that were directed to firms which provided some research services to BMR or its affiliates and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

                                                                            Amount of Transactions  Commissions Paid on Transactions
                                                                              Directed to Firms           Directed to Firms
                  Brokerage Commissions Paid for the Fiscal Year Ended         Providing Research        Providing Research
                  ----------------------------------------------------      ----------------------  -------------------------------
    Portfolio               12/31/00         12/31/99      12/31/98             12/31/00             12/31/00
    ---------               --------         --------      --------             --------             --------

    Balanced                $ 322,362*       $193,153      $225,542            $246,368,653*         $307,982*

 Capital Growth               607,800         ------*       ------*             420,109,019           534,612

 Growth & Income              727,299         583,427       355,926             491,029,954           683,724

Investment Grade
     Income                       -0-         ------*       ------*                     -0-               -0-

Special Equities              119,607          74,825       129,036              50,726,506            98,284

    Utilities               1,271,399         902,028       707,649             932,220,169         1,186,872

  * Prior to March 7, 2000, Balanced Fund invested all of its assets in one investment company, Balanced Portfolio.

                              FINANCIAL STATEMENTS

The audited financial statements of, and the independent accountants' reports for, the Funds and Portfolios, appear in the Funds' most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended December 31, 2000, as previously filed electronically with the SEC:

                            Eaton Vance Balanced Fund
                            Capital Growth Portfolio
                        Investment Grade Income Portfolio
                      (Accession No. 0000912057-01-502979)
                        Eaton Vance Growth & Income Fund
                            Growth & Income Portfolio
                      (Accession No. 0000912057-01-006807)
                        Eaton Vance Special Equities Fund
                           Special Equities Portfolio
                      (Accession No. 0000912057-01-007122)
                           Eaton Vance Utilities Fund
                               Utilities Portfolio
                      (Accession No. 0000912057-01-006935)

                                                                  APPENDIX A

                      Class A Fees, Performance & Ownership

Sales Charges, Service Fees and Repurchase Transaction Fees. For the fiscal year ended December 31, 2000, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) total service fees paid by each Fund, (5) service fees paid to investment dealers, and (6)repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

                   Total Sales    Sales Charges to     Sales Charges to     Total Service     Service Fees Paid
 Fund              Charges Paid  Investment Dealers  Principal Underwriter    Fees Paid     to Investment Dealers
 ----              ------------  ------------------  ---------------------  -------------   ---------------------
 Balanced            $79,401         $ 62,282              $11,119             $ 496,383          $ 276,134

 Growth & Income      62,939           53,726                9,213               324,396            192,876

 Special Equities    109,106           92,880               16,226               206,000            116,479

 Utilities           294,919          255,348               39,571             1,420,222          1,188,632
                     Repurchase Transaction Fees
 Fund               Paid to Principal Underwriter
 ----               -----------------------------
 Balanced                    $2,527.50

 Growth & Income              -  0  -

 Special Equities             -  0  -

 Utilities                    5,355.00

Performance Information. The tables below indicate the cumulative and average annual total return on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

The "Initial Value" reflects the deduction of the maximum initial sales charge.

Balanced Fund                                                                   Total Return Excluding    Total Return Including
                                                                                 Maximum Sales Charge      Maximum Sales Charge
  Period Ended                                                                  ----------------------    -----------------------
December 31, 2000  Investment Date  Initial Value  Value on December 31, 2000  Cumulative   Annualized   Cumulative    Annualized
-----------------  ---------------  -------------  --------------------------  ----------   ----------   ----------    ----------
    Ten Years         12/31/90         $942.85             $2,736.97             190.29%      11.25%       173.70%       10.59%
   Five Years         12/31/95         $942.20             $1,496.33              58.81%       9.69%        49.63%        8.39%
    One Year          12/31/99         $942.86             $  941.84              -0.11%      -0.11%        -5.82%       -5.82%

Growth & Income Fund                                                            Total Return Excluding    Total Return Including
                                                                                 Maximum Sales Charge      Maximum Sales Charge
  Period Ended                                                                  ----------------------    ----------------------
December 31, 2000  Investment Date  Initial Value  Value on December 31, 2000  Cumulative   Annualized   Cumulative    Annualized
-----------------  ---------------  -------------  --------------------------  ----------   ----------   ----------    ----------
    Ten Years         12/31/90         $942.32             $3,692.12             291.81%      14.63%       269.21%       13.95%
   Five Years         12/31/95         $942.39             $2,143.69             127.47%      17.86%       114.37%       16.47%
    One Year          12/31/99         $942.37             $1,081.46              14.76%      14.76%         8.15%        8.15%

Special Equities Fund                                                           Total Return Excluding    Total Return Including
                                                                                 Maximum Sales Charge      Maximum Sales Charge
  Period Ended                                                                  ----------------------    -----------------------
December 31, 2000  Investment Date  Initial Value  Value on December 31, 2000  Cumulative   Annualized   Cumulative    Annualized
-----------------  ---------------  -------------  --------------------------  ----------   ----------   ----------    ----------
    Ten Years         12/31/90         $942.75             $3,633.85             285.45%      14.45%       263.39%        13.77%
   Five Years         12/31/95         $942.15             $1,993.28             111.57%      16.17%        99.33%        14.79%
    One Year          12/31/99         $942.77             $  856.50              -9.15%      -9.15%       -14.35%       -14.35%

Utilities Fund                                                                  Total Return Excluding    Total Return Including
                                                                                 Maximum Sales Charge      Maximum Sales Charge
  Period Ended                                                                  ----------------------    -----------------------
December 31, 2000  Investment Date  Initial Value  Value on December 31, 2000  Cumulative   Annualized   Cumulative    Annualized
-----------------  ---------------  -------------  --------------------------  ----------   ----------   ----------    ----------
    Ten Years         12/31/90         $942.83             $3,509.34             272.23%      14.05%       250.93%       13.38%
   Five Years         12/31/95         $942.21             $2,172.92             130.63%      18.19%       117.29%       16.79%
    One Year          12/31/99         $942.55             $1,003.64               6.48%       6.48%         0.36%        0.36%

Control Persons and Principal Holders of Securities. At April 1, 2001, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Special Equities Fund   Eaton Vance Master Trust for    Glastonbury, CT    5.9%
                        Retirement Plans
Utilities Fund          Merrill Lynch, Pierce, Fenner   Jacksonville, FL   21.5%
                        & Smith, Inc.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

                                                                  APPENDIX B

                     Class B Fees, Performance & Ownership

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended December 31, 2000, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) the repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.


                                  Distribution Fee                               Uncovered Distribution
                    Sales              Paid to              CDSC Paid to        Charges (as a % of Class    Service
Fund              Commission    Principal Underwriter   Principal Underwriter          Net Assets)            Fees
----              ----------    ---------------------   ---------------------   ------------------------    -------
Balanced          $ 98,434             $423,265                $169,000              $1,219,000(2.4%)        $160,665
Growth & Income     60,794              200,325                  74,000                 683,000(2.2%)          76,361
Special Equities    90,168               75,083                  16,000                 305,000(2.8%)          24,007
Utilities          392,725              501,415                  73,000                 874,000(1.2%)          190,861

                      Service Fees               Repurchase Transaction
                        Paid to                  Fees Paid to Principal
Fund               Investment Dealers            Principal Underwriter
----               ------------------            ----------------------
Balanced               $151,262                       $4,475.00
Growth & Income          65,922                        2,422.50
Special Equities         22,075                          412.50
Utilities               155,278                        2,167.50

Performance Information. The tables below indicate the cumulative and average annual total return on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 reflects the total return of a predecessor to Class B. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class A, adjusted to reflect the Class B CDSC. The Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class B total return would be different. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

Balanced Fund                                                                                        Total Return Before
                                                Value Before Deducting     Value After Deducting     Deducting Maximum CDSC
    Period* Ended                                    Maximum CDSC              Maximum CDSC          ----------------------
  December 31, 2000        Investment Date       on December 31, 2000    on December 31, 2000        Cumulative   Annualized
  -----------------        ---------------       --------------------    ---------------------       ----------   ----------
      Ten Years                12/31/90               $2,712.50               $2,712.50               171.25%       10.49%
      Five Years               12/31/95               $1,522.04               $1,502.25                52.20%        8.76%
       One Year                12/31/99               $  990.00               $  946.82                -1.00%       -1.00%
Balanced Fund                  Total Return After
                             Deducting Maximum CDSC
    Period* Ended            ----------------------
  December 31, 2000        Cumulative       Annualized
  -----------------        ----------       ----------
      Ten Years             171.25%          10.49%
      Five Years             50.22%           8.48%
       One Year              -5.32%          -5.32%

*Predecessor Fund commenced operations on November 2, 1993.

Growth & Income Fund                                                                                   Total Return Before
                                                Value Before Deducting     Value After Deducting     Deducting Maximum CDSC
    Period* Ended                                    Maximum CDSC              Maximum CDSC          ----------------------
  December 31, 2000        Investment Date       on December 31, 2000    on December 31, 2000        Cumulative   Annualized
  -----------------        ---------------       --------------------    ---------------------       ----------   ----------
      Ten Years                12/31/90               $3,631.27               $3,631.27               263.13%       13.76%
      Five Years               12/31/95               $2,169.44               $2,149.44               116.94%       16.75%
       One Year                12/31/99               $1,138.64               $1,088.64                13.86%       13.86%
Growth & Income Fund           Total Return After
                             Deducting Maximum CDSC
    Period* Ended            ----------------------
  December 31, 2000       Cumulative      Annualized
  -----------------       ----------      ----------
      Ten Years             263.13%         13.76%
      Five Years            114.94%         16.54%
       One Year               8.86%          8.86%

*Predecessor Fund commenced operations on August 17, 1994.

Special Equities Fund                                                                                Total Return Before
                                                Value Before Deducting     Value After Deducting     Deducting Maximum CDSC
    Period* Ended                                    Maximum CDSC              Maximum CDSC         ------------------------
  December 31, 2000        Investment Date       on December 31, 2000    on December 31, 2000        Cumulative   Annualized
  -----------------        ---------------       --------------------    ---------------------       ----------   ----------
      Ten Years                12/31/90               $3,419.04               $3,419.04          241.90%      13.08%
      Five Years               12/31/95               $1,974.44               $1,954.44           97.44%      14.57%
       One Year                12/30/99               $  900.98               $  860.18           -9.90%      -9.90%
Special Equities Fund        Total Return After
                           Deducting Maximum CDSC
    Period* Ended          ----------------------
  December 31, 2000       Cumulative      Annualized
  -----------------       ----------      ----------
      Ten Years           241.90%        13.08%
      Five Years           95.44%        14.34%
       One Year           -13.98%       -13.98%

*Predecessor Fund commenced operations on August 22, 1994.

Utilities Fund                                                                                        Total Return Before
                                                Value Before Deducting     Value After Deducting     Deducting Maximum CDSC
    Period* Ended                                    Maximum CDSC              Maximum CDSC          ----------------------
  December 31, 2000        Investment Date       on December 31, 2000    on December 31, 2000        Cumulative   Annualized
  -----------------        ---------------       --------------------    ---------------------       ----------   ----------
      Ten Years                12/31/90               $3,712.57               $3,712.57               271.26%       14.02%
      Five Years               12/31/95               $2,214.71               $2,194.71               121.47%       17.24%
       One Year                12/31/99               $1,056.09               $1,011.57                 5.61%        5.61%
Utilities Fund                Total Return After
                            Deducting Maximum CDSC
    Period* Ended           ----------------------
  December 31, 2000        Cumulative      Annualized
  -----------------        ----------      ----------
      Ten Years             271.26%         14.02%
      Five Years            119.47%         17.02%
       One Year               1.16%          1.16%

 *Predecessor Fund commenced operations on November 1, 1993.

Control Persons and Principal Holders of Securities. At April 1, 2001, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

 Balanced Fund            Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL      10.6%
 Growth & Income Fund     Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL      11.8%
 Special Equities Fund    Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL      20.4%
 Utilities Fund           Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL      15.1%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

                                                                  APPENDIX C

                      Class C Fees, Performance & Ownership

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended December 31, 2000, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) the repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

                                  Distribution Fee                                 Uncovered Distribution
                    Sales              Paid to               CDSC Paid to         Charges (as a % of Class     Service
Fund              Commission    Principal Underwriter    Principal Underwriter          Net Assets)             Fees
----              ----------    ---------------------    ---------------------    ------------------------     -------
Balanced           $62,510           $67,147                  $2,000                  $1,214,000(10.1%)        $22,332
Growth & Income     16,559            33,701                   6,000                     764,000(12.2%)         11,149
Special Equities     7,727            17,661                   1,000                     576,000 (12.9%)         5,855
Utilities           43,506            64,035                   2,000                   1,299,000(12.0%)         21,177

                        Service Fees          Repurchase Transaction
                          Paid to                Fees Paid to
Fund                 Investment Dealers        Principal Underwriter
----                 ------------------       ----------------------
Balanced                 $15,859                    $557.50

Growth & Income            4,441                     240.00

Special Equities           2,137                     107.50

Utilities                 10,980                     317.50

Performance Information. The tables below indicate the cumulative and average annual total return on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 reflects the total return of a predecessor to Class C. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class A, adjusted to reflect the Class C CDSC. The Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return would be different. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

Balanced Fund                                                                                         Total Return Before
                                                Value Before Deducting     Value After Deducting     Deducting Maximum CDSC
    Period* Ended                                    Maximum CDSC              Maximum CDSC          -----------------------
  December 31, 2000        Investment Date       on December 31, 2000    on December 31, 2000        Cumulative   Annualized
  -----------------        ---------------       --------------------    ---------------------       ----------   ----------
      Ten Years               12/31/90                $2,638.78                 $2,638.78             163.88%       10.19%
      Five Years              12/31/95                $1,496.25                 $1,496.25              49.62%        8.39%
       One Year               12/31/99                $  990.28                 $  981.68              -0.97%       -0.97%

Balanced Fund
                            Total Return After
    Period* Ended         Deducting Maximum CDSC
  December 31, 2000       ----------------------
                          Cumulative      Annualized
  -----------------       ----------      ----------
      Ten Years           163.88%       10.19%
      Five Years           49.62%        8.39%
       One Year            -1.83%       -1.83%

*Predecessor Fund commenced operations on November 2, 1993.

Growth & Income Fund                                                                                  Total Return Before
                                                Value Before Deducting     Value After Deducting     Deducting Maximum CDSC
    Period* Ended                                    Maximum CDSC             Maximum CDSC           ----------------------
  December 31, 2000        Investment Date       on December 31, 2000    on December 31, 2000        Cumulative   Annualized
  -----------------        ---------------       --------------------    ---------------------       ----------   ----------
      Ten Years                12/31/90               $3,559.64               $3,559.64                255.96%      13.54%
      Five Years               12/31/95               $2,129.42               $2,129.42                112.94%      16.32%
       One Year                12/31/99               $1,138.73               $1,128.73                 13.87%      13.87%

Growth & Income Fund           Total Return After
                             Deducting Maximum CDSC
    Period* Ended            ----------------------
  December 31, 2000        Cumulative       Annualized
  -----------------        ----------       ----------
      Ten Years             255.96%          13.54%
      Five Years            112.94%          16.32%
       One Year              12.87%          12.87%

*Predecessor Fund commenced operations on November 4, 1994.

Special Equities Fund                                                                                  Total Return Before
                                                Value Before Deducting     Value After Deducting     Deducting Maximum CDSC
    Period* Ended                                    Maximum CDSC              Maximum CDSC          ----------------------
  December 31, 2000        Investment Date       on December 31, 2000    on December 31, 2000        Cumulative     Annualized
  -----------------        ---------------       --------------------    ---------------------       ----------     ----------
      Ten Years                12/31/90               $3,461.21               $3,461.21          246.12%              13.22%
      Five Years               12/31/95               $1,970.24               $1,970.24           97.02%              14.53%
       One Year                12/30/99               $  902.58               $  894.73           -9.74%              -9.74%

Special Equities Fund           Total Return After
                             Deducting Maximum CDSC
    Period* Ended            ----------------------
  December 31, 2000          Cumulative         Annualized
  -----------------          ----------         ----------
      Ten Years               246.12%             13.22%
      Five Years               97.02%             14.53%
       One Year               -10.53%            -10.53%

*Prececessor Fund commenced operations on November 17, 1994.

Utilities Fund                                                                                           Total Return Before
                                                Value Before Deducting     Value After Deducting       Deducting Maximum CDSC
    Period* Ended                                    Maximum CDSC              Maximum CDSC            -----------------------
  December 31, 2000        Investment Date       on December 31, 2000    on December 31,   2000        Cumulative     Annualized
  -----------------        ---------------       --------------------    ---------------------         ----------     ----------
      Ten Years                12/31/90               $3,637.55               $3,637.55                   263.76%       13.78%
      Five Years               12/31/95               $2,176.34               $2,176.34                   117.63%       16.83%
       One Year                12/31/99               $1,055.99               $1,046.98                     5.60%        5.60%
Utilities Fund               Total Return After
                           Deducting Maximum CDSC
    Period* Ended          ----------------------
  December 31, 2000          Cumulative         Annualized
  -----------------          ----------         ----------
      Ten Years               263.76%             13.78%
      Five Years              117.63%             16.83%
       One Year                 4.70%              4.70%

*Predecessor Fund commenced operations on November 1, 1993.

Control Persons and Principal Holders of Securities. At April 1, 2001, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Balanced                 Merrill Lynch, Pierce, Fenner & Smith, Inc.           Jacksonville, FL      9.1%
Growth & Income Fund     Merrill Lynch, Pierce, Fenner & Smith, Inc.           Jacksonville, FL     16.9%
                         Lara Shull & May LTD FBO Millard H. Alexander TTEE,
                         Millard H. Alexander Family Trust                     Bethesda, MD          6.3%
Special Equities Fund    Merrill Lynch, Pierce, Fenner & Smith, Inc.           Jacksonville, FL     41.3%
Utilities Fund           Merrill Lynch, Pierce, Fenner & Smith, Inc.           Jacksonville, FL     16.8%

Beneficial owners of 25% or more of Class C are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

                                                   STATEMENT OF
                                                   ADDITIONAL INFORMATION
                                                   May 1, 2001



                        EATON VANCE EMERGING MARKETS FUND
              EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND

                            The Eaton Vance Building
                                255 State Street
                          Boston, Massachusetts 02109
                                 1-800-225-6265


This Statement of Additional Information ("SAI") provides general information about the Funds and the Portfolio. Each Fund is a series of Eaton Vance Special Investment Trust ("Trust"). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:


                                 Page                                     Page

Strategies and Risks               2          Sales Charges                16
Investment Restrictions            6          Performance                  19
Management and Organization        8          Taxes                        20
Investment Advisory and                       Portfolio Securities
  Administrative Services         12            Transactions               21
Other Service Providers           14          Financial Statements         24
Purchasing and Redeeming Shares   15


         Appendix A: Class A Fees, Performance and Ownership     25
         Appendix B: Class B Fees, Performance and Ownership     26
         Appendix C: Institutional Emerging Markets Fund
                       Performance and Ownership                 27


Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund or (Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a Fund's relevant prospectus dated May 1, 2001, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.




(C) 2001 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc.

Unless otherwise specified, references to "the Fund" in this SAI refer to both Emerging Markets Fund and Institutional Emerging Markets Fund. Class I shares refer to shares of Institutional Emerging Markets Fund.

                              STRATEGIES AND RISKS

Under normal market conditions, the Portfolio will invest at least 80% of its total assets in equity securities of companies in emerging market countries. Equity securities, for purposes of the 80% policy, will be limited to common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict ownership by foreign investors to certain classes of equity securities; convertible preferred stocks' and other convertible instruments. The convertible instruments in which the Portfolio will invest will generally not be rated, but will typically be equivalent in credit quality to securities rated below investment grade (i.e., credit quality equivalent to lower than Baa by Moody's Investors Service, Inc. and lower than BBB by Standard & Poor's Ratings Group). Convertible debt securities that are not investment grade are commonly called "junk bonds" and have risks similar to equity securities; they have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. Such debt securities will not exceed 20% of total assets.

When consistent with its investment objective, the Portfolio may also invest in equity securities of companies not in emerging market countries, as well as warrants, options on equity securities and indices, options on currency, futures contracts, options on futures contracts, forward foreign currency exchange contracts, currency swaps and other non-equity investments.

SECURITIES TRADING MARKETS. A high proportion of the shares of many issuers in the Emerging Market Countries (the "Region") may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Portfolio in particular securities. Similarly, volume and liquidity in the bond markets in the Region are less than in the United States and, at times, price volatility can be greater than in the United States. The limited liquidity of securities markets in the Region may also affect the ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, Region securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Region stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industry in these countries is comparatively underdeveloped. Stockbrokers and other intermediaries in the Region may not perform as well as their counterparts in the United States and other more developed securities markets.

Settlement of securities transactions in many Region countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of portfolio assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Portfolio was heavily invested, the ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Portfolio may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Portfolio may have to sell more liquid securities which it would not otherwise choose to sell. The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received under certain circumstances.

Political and economic structures in many Region countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in those countries and the availability of additional investments in those countries. The laws of countries in the Region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts of these countries than it is in the United States. The securities markets in the Countries are substantially smaller, less liquid and more volatile than the major securities markets in the U.S. Governmental actions can have a significant effect on the economic conditions in the Countries, which could adversely affect the value and liquidity of investments. Although some governments in Emerging Market Countries have recently begun to institute economic reform policies, there can be no assurances that they will continue to pursue such policies or, if they do, that such policies will succeed.

The investment adviser will take into account the effects on returns of local taxation. Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that repatriation of its income, gains or initial capital from these countries can occur.

FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States. In some countries, delayed settlements are customary, which increase the risk of loss.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

FOREIGN CURRENCY TRANSACTIONS. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto must be considered to be investment grade by the investment adviser at the time the swap is entered into. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance will be adversely affected.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

DERIVATIVE INSTRUMENTS. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities and other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised.
Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Under regulations of the CFTC, the use of futures transactions for non-hedging purposes is limited. There can be no assurance that the use of derivative instruments will be advantageous.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. A covered option may not be written on any security if after such transaction more than 15% of net assets, as measured by the aggregate value of the securities underlying all written covered calls and puts would be subject to such options. Options will not be purchased if after such transaction more than 5% of net assets, as measured by the aggregate of all premiums paid for all such options held would be so invested.

RISKS ASSOCIATED WITH DERIVATIVE INSTRUMENTS. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised. Transaction costs are incurred in opening and closing positions in derivative instruments.

Derivative instruments may sometimes increase or leverage the Portfolio's exposure to a particular market risk. Leverage enhances the Portfolio's exposure to the price volatility of derivative instruments it holds. The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio's assets. During periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchange may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. Under regulations of the CFTC, the use of futures transactions for nonhedging purposes is limited. There can be no assurance that the investment adviser's use of derivative instruments will be advantageous to the Portfolio. The Portfolio will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the corresponding Fund as a regulated investment company for federal income tax purposes.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. Repurchase agreements which mature in more than seven days will be treated as illiquid. The Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. The Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio's assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio's assets. While there is a risk that large fluctuations in the market value of the Portfolio's assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the Adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding "borrowings." If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio's yield.

ASSET COVERAGE. To the extent required by SEC guidelines, the Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, held in a segregated account with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or held in a segregated account cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to cover or segregated accounts could impede portfolio management or the ability to meet redemption requests or other current obligations.

UNLISTED SECURITIES. The Portfolio may invest in securities of companies that are neither listed on a stock exchange nor traded over the counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities will generally be deemed to be illiquid. Because of the absence of any public trading market for these investments, the Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration. In addition, any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable the sale of listed securities.

OTHER INVESTMENT COMPANIES. The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the investment adviser or the manager that have the characteristics of closed-end investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets, and, accordingly, such securities can trade at a discount from their net asset values.

LENDING PORTFOLIO SECURITIES. The Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justifies the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser.

TEMPORARY INVESTMENTS. The Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.

PORTFOLIO TURNOVER. The Portfolio cannot accurately predict its portfolio turnover rate, but the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to the Fund. During the fiscal year ended December 31, 2000, the portfolio turnover rate of the Portfolio was 65%.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

(1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

(2) Purchase any securities on margin (but the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

(3)  Underwrite securities of other issuers;

(4) Invest in real estate including interests in real estate limited partnerships (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate) or in commodities or commodity contracts for the purchase or sale of physical commodities;

(5) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities;

(6) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of anyone issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

(7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to 25% of the value of its assets may be invested in securities of companies in anyone industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

For purposes of Restriction (7) above, less than 25% of total assets will be concentrated in any one industry. For purposes of determining industry classifications, the investment adviser considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry, unless the investment adviser is aware of circumstances that make the third party's classification inappropriate. In such a case, the investment adviser will assign an industry classification to the issuer.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

For as long as a feeder fund of the Portfolio has registered shares in Hong Kong (and for so long as Hong Kong requires the following restrictions), the Portfolio may not (i) invest (except as stated below) more than 10% of its net assets in the securities of any one issuer, (ii) purchase (except as stated below) more than 10% of the ordinary shares issued by any one issuer, (iii) invest more than 15% of net assets in securities which are not listed or quoted on any stock exchange, over-the-counter market or other organized securities market that is open to the international public and on which such securities are regularly traded (a "Market"), (iv) invest more than 15% of net assets in warrants and options for non-hedging purposes, (v) write call options on Portfolio investments exceeding 25% of its total net asset value in terms of exercise price, (vi) enter into futures contracts on an unhedged basis where the net total aggregate value of contract prices, whether payable by or to the Portfolio under all outstanding futures contracts, together with the aggregate value of holdings under (vii) below exceeds 20% of the total net asset value of the Portfolio, (vii) invest in physical commodities (including gold, silver, platinum or other bullion) and commodity based investments (other than shares in companies engaged in producing, processing or trading in commodities) whose value together with the net aggregate value of the holdings described in (vi) above, exceeds 20% of the Portfolio's total net asset value, (viii) purchase shares of other investment companies exceeding 10% of net assets. In addition, the investment objective of any investment company in which any Portfolio invests must not be to invest in investments prohibited by this undertaking and where the investment company's investment objective is to invest primarily in investments which are restricted by this undertaking, such holdings must not be in contravention of the relevant limitation, (ix) borrow more than 25% of its net assets (for the purposes of this paragraph, back to back loans are not to be categorized as borrowings but any reverse purchase agreement entered into by the Portfolio will constitute a form of leverage and hence, will count towards the 25% borrowing limit), (x) write uncovered options, (xi) invest in real estate (including options, rights or interests therein but excluding shares in real estate companies), (xii) assume, guarantee, endorse or otherwise become directly or contingently liable for, or in connection with, any obligation or indebtedness of any person in respect of borrowed money without the prior written consent of the custodian of the Portfolio, (xiii) engage in short sales involving a liability to deliver securities exceeding 10% of its net assets provided that any security which the Portfolio does sell short must be actively traded on a market, (xiv) purchase, (subject to paragraph (vi) above), an investment with unlimited liability or (xv) purchase any nil or partly-paid securities unless any call thereon could be met in full out of cash or near cash held by it in the amount of which has not already been taken into account for the purposes of (v) above. Notwithstanding paragraphs (i) and (ii) above: (a) up to 30% of the Portfolio's total net asset value may be invested in government and public securities of the same issue; and (b) subject to (i) above, the Portfolio may invest all of its assets in government and other public securities in at least six different issuers.

The following investment policy been adopted by the Fund and Portfolio. They may be changed by the Trustees with respect to the Fund without approval by the Fund's both Emerging Markets Fund and Institutional Emerging Markets Fund. The Fund and Portfolio will not:

     . invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service, will not compel the Fund and Portfolio to dispose of such security or other asset. Notwithstanding the foregoing, the Fund and Portfolio must always be in compliance with the policy of investing at least 65% of total assets in Emerging market investments. Moreover, the Funds and Portfolio must always be in compliance with the limitation on investing in illiquid securities and the borrowing policies set forth above.

                           MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Those Trustees who are "interested persons" of the Trust and the Portfolio, as defined in the 1940 Act, are indicated by an asterisk(*).

JESSICA M. BIBLIOWICZ (41), Trustee of the Trust*
President and Chief Executive Officer of National Financial Partners (a financial services company) (since April, 1999). President and Chief Operating Officer of John A. Levin & Co. (a registered investment advisor) (July, 1997 to April, 1999) and a Director of Baker, Fentress & Company which owns John A. Levin & Co. (July, 1997 to April, 1999). Formerly Executive Vice President of Smith Barney Mutual Funds (from July, 1994 to June, 1997). Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address:  787 Seventh Avenue, New York, New York 10019

DONALD R. DWIGHT (70), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Trustee/Director of the Royce Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address:  Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (59),  President of the Trust,  Vice  President of the Portfolio
                       and Trustee*
Chairman, President and Chief Executive Officer of BMR, Eaton Vance and their corporate parent and trustee (EVC and EV); Director of EVC and EV. Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (66), Trustee
Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Trustee of the Kobrick Investment Trust (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address:  345 Nahatan Road, Westwood, Massachusetts 02090

NORTON H. REAMER (65), Trustee
Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (since November, 2000) and President, Jordan Simmons Capital LLC (manager of energy related investments) (since November,
2000). President, Unicorn Corporation (an investment and financial advisory services company) (since September, 2000). Formerly Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address:  One International Place, Boston, Massachusetts 02110

LYNN A. STOUT (43), Trustee of the Trust
Professor of Law, Georgetown University Law Center. Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address:  600 New Jersey Avenue, NW, Washington, DC 20001

JACK L. TREYNOR (71), Trustee of the Trust
Investment Adviser and Consultant. Trustee of various investment companies managed by Eaton Vance or BMR.
Address:  504 Via Almar, Palos Verdes Estates, California 90274

EDWARD K.Y. CHEN (56) Trustee of the Portfolio
President of Lingnan College in Hong Kong. Director of First Pacific Company and Asia Satellite Telecommunications Holdings Ltd., and a Board Member of the Mass Transit Railway Corporation. Member of the Executive Council of the Hong Kong Government from 1992 - 1997.
Address:  President's Office, Lingnan College, Tuen Mun, Hong Kong

HON. ROBERT LLOYD GEORGE (47), President and Trustee of the Portfolio*
Chairman and Chief Executive Officer of Lloyd George Management (B.V.I.) Limited
(LGM) and of the investment adviser.
Address:  3808 One Exchange Square, Central, Hong Kong

WILLIAM WALTER RALEIGH KERR (49), Vice President and Assistant Treasurer of the
                                  Portfolio
Director, Finance Director and Chief Operating Officer of the investment adviser. Director of LGM.
Address:  3808 One Exchange Square, Central, Hong Kong

EDWARD E. SMILEY, JR. (56), Vice President of the Trust
Vice President of BMR and Eaton Vance since November 1, 1996. Senior Product Manager, Equity Management for TradeStreet Investment Associates, Inc., a
wholly-owned subsidiary of NationsBank (1992-1996). Officer of various investment companies managed by Eaton Vance or BMR.

MICHAEL B. TERRY (58), Vice President of the Trust
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (56), Vice President of the Portfolio and Treasurer
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (60), Secretary
Vice President, Secretary and Chief Legal Officer of BMR, Eaton Vance and EVC. Prior to joining Eaton Vance on November 1, 1996, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (65), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (38), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ERIC G. WOODBURY (43), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of the Trustees who are not "interested persons" of the Trust and the Portfolio as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance or its affiliates.

Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, Portfolio or investors therein.

Messrs. Treynor (Chairman), Dwight and Reamer are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolio The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust and the Portfolio, and certain service providers.

The fees and expenses of the noninterested Trustees of the Trust and the Portfolio are paid by the Funds (and other series of the Trust) and the Portfolio, respectively. (A Trustee of the Trust and the Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolio). During the fiscal year ended December 31, 2000, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio. For the year ended December 31, 2000, the noninterested Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

Source of Compensation        Jessica M. Bibliowicz    Edward K.Y. Chen    Donald R. Dwight    Samuel L. Hayes    Norton H. Reamer
----------------------        ---------------------    ----------------    ----------------    ---------------    ----------------
      Trust(2)                $      6,084             $    -----          $     5,345         $    6,158         $     5,564
     Portfolio                       -----                  5,000                  266                 36                  35
       Total                       160,000                 26,225              162,500(3)         170,000             160,000

Source of Compensation        Lynn A. Stout    Jack L. Treynor
----------------------        -------------    ---------------
      Trust(2)                $    6,051       $    6,149
     Portfolio                     -----            -----
       Total                     160,000(4)       170,000

(1) As of May 1, 2001, the Eaton Vance fund complex consists of 155 registered investment companies or series thereof.
(2)  The Trust consisted of 9 Funds as of December 31, 2000.
(3)  Includes $60,000 of deferred compensation.
(4)  Includes $16,000 of deferred compensation.

ORGANIZATION. Each Fund is a series of the Trust, which was organized under Massachusetts law on March 27, 1989 and is operated as an open-end management investment company. The Emerging Markets Fund (formerly EV Marathon Emerging Markets Fund) established two classes of shares on January 1, 1998 - Class A shares (formerly EV Traditional Emerging Markets Fund) and Class B shares of the Fund. The Institutional Emerging Markets Fund commenced operations on May 19, 1999. Information herein prior to January 1, 1998 is for the Emerging Markets Fund before it became a multiple-class fund.

The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

The Portfolio was organized under the laws of the state of New York on January 18, 1994 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

                INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

INVESTMENT ADVISORY SERVICES. The investment adviser manages the investments and affairs of the Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. The investment adviser furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that the Portfolio pays the investment adviser under the investment advisory agreement on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Portfolio throughout the month in each Category as follows:

     Category     Average Daily Net Assets for the Month     Annual Fee Rate
     --------     --------------------------------------     ---------------
        2         $500 million, but less than $1 billion          0.70%
        3         $1 billion, but less than $1.5 billion          0.65%
        4         $1.5 billion but less than $2 billion           0.60%
        5         $2 billion but less than $3 billion             0.55%
        6         $3 billion and over                             0.50%


The following table sets forth the net assets of the Portfolio and the advisory fees earned during the three fiscal years ended December 31, 2000:


                                Advisory Fee Paid for Fiscal Years Ended
  Net Assets at                 ----------------------------------------
December 31, 2000      December 31, 2000   December 31, 1999   December 31, 1998
-----------------      -----------------   -----------------   -----------------

   $14,859,202           $119,342(1)           $71,563(2)         $91,137(3)

(1)  Absent a fee reduction of $ 8,588.
(2)  Absent a fee reduction of $71,563.
(3)  Absent a fee reduction of $21,446.

In addition, for the two fiscal years ended December 31, 2000, to reduce the net investment loss of the Emerging Markets Fund, the investment adviser assumed $1,078 and $21,490, respectively, of the Fund's operating expenses. For the same periods, the investment adviser assumed $28,891 and $21,870, respectively, of the Institutional Emerging Markets Fund operating expenses.

The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

While the Portfolio is a New York trust, the investment adviser, together with certain Trustees and officers of the Portfolio, are not residents of the United States, and substantially all of their respective assets may be located outside of the United States. It may be difficult for investors to effect service of process within the United States upon the individuals identified above, or to realize judgments of courts of the United States predicated upon civil liabilities of the investment adviser and such individuals under the federal securities laws of the United States. The Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which the investment adviser and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.

INFORMATION ABOUT LLOYD GEORGE. The investment adviser is a subsidiary of LGM. LGM is ultimately controlled by the Hon. Robert Lloyd George, President of the Portfolio and Chairman and Chief Executive Officer of the investment adviser.

LGM's only business is portfolio management. Eaton Vance's parent is a shareholder of LGM. The directors of the investment adviser are the Honourable Robert Lloyd George, William Walter Raleigh Kerr, M.F. Tang, Pamela Chan, Adaline Mang-Yee Ko, Peter Bubenzer and Judith Collis. The Hon. Robert Lloyd George is Chairman and Chief Executive Officer of the investment adviser and Mr. Kerr is Chief Operating Officer of the investment adviser. The business address of the first five individuals is 3808 One Exchange Square, Central, Hong Kong and of the last two is Cedar House, 41 Cedar Avenue, Hamilton HM 12, Bermuda.

A team of Lloyd George analysts currently monitor over 400 emerging markets stocks. These stocks are screened from a 2000 stock universe based on a variety of criteria. The Lloyd George global emerging markets team communicates weekly on stock specific and macroeconomic issues.

ADMINISTRATIVE SERVICES. Under Eaton Vance's management contract with Emerging Markets Fund and its administration agreement with the Portfolio, Eaton Vance receives a monthly management fee from Emerging Markets Fund and a monthly administration fee from the Portfolio. Each fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of Emerging Markets Fund or the Portfolio throughout the month in each Category as indicated below:

    Category       Average Daily Net Assets for the Month   Annual Fee Rate
    --------       --------------------------------------   ---------------
        1          less than $500 million                       0.25000%
        2          $500 million, but less than $1 billion       0.23333%
        3          $1 billion, but less than $1.5 billion       0.21667%
        4          $1.5 billion but less than $2 billion        0.20000%
        5          $2 billion but less than $3 billion          0.18333%
        6          $3 billion and over                          0.16667%

As of December 31, 2000, the Emerging Markets Fund had net assets of $9,101,113. For the fiscal year ended December 31, 2000, the Fund paid management fees of $27,568 of its average daily net assets. During the period, the manager assumed $719 of the Fund's operating expenses to reduce the net operating loss of the Fund. For the fiscal year ended December 31, 1999, the management fee amounted to $20,038 of the Fund's average daily net assets for the year. To enhance the Fund's net income, Eaton Vance made a reduction of its management fee in the amount of $20,038 and assumed $14,327 of the Fund's operating expenses. For the fiscal year ended December 31, 1998, the management fee amounted to $26,612 of the Fund's average daily net assets. To enhance the Fund's net income, Eaton Vance made a reduction of its management fee in the amount of $4,569 and assumed $16,178 of the Fund's operating expenses.

In addition, for the two fiscal years ended December 31, 2000, Eaton Vance assumed $19,260 and $14,579, respectively, of the Institutional Emerging Markets Fund's operating expenses.

For the fiscal year ended December 31, 2000, the administration fee amounted to $39,883. To reduce the Portfolio's net operating loss, Eaton Vance made a reduction of its fee in the amount of $1,976. For the fiscal year ended December 31, 1999, Eaton Vance's fee amounted to $23,919. Eaton Vance made a reduction of its fee in the amount of $23,919. For the fiscal year ended December 31, 1998, the Portfolio paid Eaton Vance administration fees of $30,396. During that period, to enhance the Portfolio's net income, Eaton Vance assumed $4,940 of the Portfolio's operating expenses.

Eaton Vance's management contract with Emerging Markets Fund and Administration Agreement with the Portfolio each continue in effect from year to year so long as such continuance is approved at least annually (i) by the Trustees of the Trust or the Portfolio as the case may be and (ii) by the vote of a majority of those Trustees of Trust or the Portfolio who are not interested persons of the Trust, Portfolio or of the Administrator. Each Agreement may be terminated at any time without penalty on sixty day's written notice by the Board of Trustees of either party thereto, or by a vote of a majority of the outstanding voting securities of Emerging Markets Fund or the Portfolio as the case may be. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of Eaton Vance's willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to Emerging Markets Fund or Portfolio under such contract or agreement, Eaton Vance will not be liable to Emerging Markets Fund or the Portfolio for any loss incurred.

INFORMATION ABOUT EATON VANCE. Eaton Vance is a business trust organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson.

All of the issued and outstanding shares of BMR are owned by Eaton Vance and all of the shares of Eaton Vance are owned by Eaton Vance business trust which is owned by EVC. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Jeffrey P. Beale, Alan R. Dynner, Thomas E. Faust, Jr., Thomas J. Fetter, Scott
H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance).
The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

CODE OF ETHICS. The investment adviser and the Fund and the Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held by the Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

EXPENSES. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of Emerging Markets Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.
                             OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A and Class I shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk, Mr. O'Connor is a Vice President, and Mr. Murphy is Assistant Secretary and Assistant Clerk of EVD.

CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and Portfolio. IBT has custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the Fund and Portfolio independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

TRANSFER AGENT. PFPC, Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

                         PURCHASING AND REDEEMING SHARES

CALCULATION OF NET ASSET VALUE. The net asset value of the Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

Generally, trading in the foreign securities owned by the Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio's share generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B Distribution Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Fund or Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                  SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

PURCHASES AT NET ASSET VALUE. Class A and Class I shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value
(1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

RIGHT OF ACCUMULATION. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Class A shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Class A shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

EXCHANGE PRIVILEGE. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

TAX-SHELTERED RETIREMENT PLANS. each Fund's shares shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTION PLANS

The Trust has in effect a compensation-type Distribution Plan (the "Class A Plan") for the Fund's Class A shares pursuant to Rule 12b-1under the 1940 Act. The Class A Plan provides for the payment of a monthly distribution fee to the principal underwriter in an amount equal to the aggregate of (a) 0.50% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for less than one year and (b) 0.25% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for more than one year. Aggregate payments to the principal underwriter under the Class A Plan are limited to those permissible, pursuant to a rule of the NASD.

The Class A Plan also provides that the Class A will pay a quarterly service fee to the principal underwriter in an amount equal on an annual basis to 0.25% of that portion of its average daily net asssets for any fiscal year which is attributable to Class A shares which have remained outstanding for more than one year; from such service fee the principal underwriter expects to pay a quarterly service fee to investment dealers, as compensation for providing personal services and/or the maintenece of shareholder accounts, with respect to shares sold by such dealers which have remained outstanding for more than one year. Service fees are subject to reimbursement if investment dealers do not provide account maintenance or shareholder services, as required by the NASD sales charge rule. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the "Class B Plan") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 5% of the amount received by the Fund for each Class shares sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Class B Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses incurred in distributing Class B shares. Because payments to the principal underwriter under the Class B Plan are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B.

Distribution of Class B shares of the Fund by the principal underwriter will also be encouraged by the payment by the investment adviser to the principal underwriter of amounts equivalent to 0.15% of the annual average daily net assets for Class B. The aggregate amounts of such payments are a deduction in calculating the outstanding uncovered distribution charges of the principal underwriter under the Class B Plan and, therefore, will benefit shareholders when such charges exist. Such payments will be made in consideration of the principal underwriter's distribution efforts.

The Class B Plan also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons. Service fees are subject to reimbursement if investment dealers do not provide account maintenance or shareholder services, as required by the NASD sales charge rule. For the service fees paid, see Appendix B.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE

Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. For total return information, see Appendix A, Appendix B and Appendix C.

Investors may be provided with information on equity investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices, comparable investments, tax-deferred vehicles and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information included in advertisements and materials furnished to present and prospective investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would have performed exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

     .    cost associated with aging parents;
     .    funding a college education (including its actual and estimated cost);
     .    health care expenses (including actual and projected expenses);
     . long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
     . retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in particular types of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings of the Portfolio at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distributions requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its fiscal year ended December 31, 2000.

Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and
(ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

The Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject the Portfolio to U.S. federal income tax or other charge on the proceeds from the sales of the investment in such company; however, this tax can be avoided by making an election to mark such investment to market annually or treat the passive foreign investment company as a "qualified electing fund".

If more than 50% of the Portfolio's assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by Lloyd George. Lloyd George is also responsible for the execution of transactions for all other accounts managed by it. Lloyd George places the portfolio security transactions of the Portfolio and of all other accounts managed by it for execution with many firms. Lloyd George uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, Lloyd George will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to Lloyd George, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Transactions on United States stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by the Portfolio usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid by the Portfolio often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of Lloyd George, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolio and Lloyd George's other clients in part for providing brokerage and research services to Lloyd George.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Lloyd George determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which Lloyd George and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, Lloyd George will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Lloyd George receives Research Services from many broker-dealer firms with which Lloyd George places transactions for the Portfolio and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by Lloyd George in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to Lloyd George in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because Lloyd George receives such Research Services. Lloyd George evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which Lloyd George believes are useful or of value to it in rendering investment advisory services to its clients.

The Portfolio and Lloyd George may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by Lloyd George in connection with its investment responsibilities. The investment companies sponsored by Lloyd George or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including Lloyd George, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that Lloyd George shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, Lloyd George is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by Lloyd George or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by Lloyd George or its affiliates. Whenever decisions are made to buy or sell securities by a Portfolio and one or more of such other accounts simultaneously, Lloyd George will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where Lloyd George reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the Lloyd George organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid by the the Portfolio during the fiscal year ended December 31, 2000, as well as the amount of the Portfolio's security transactions for the most recent fiscal year that were directed to firms which provided some research services to Lloyd George or its affiliates and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

Brokerage Commission Paid                      December 31, 2000     $    58,345
                                               December 31, 1999     $    55,777
                                               December 31, 1998     $   111,199
Amount of Transactions Directed to Firms
  Providing Research                           December 31, 2000     $11,006,332
Commissions Paid on Transactions Directed
  to Firms Providing Research                  December 31, 2000     $    37,745

                              FINANCIAL STATEMENTS

The audited financial statements of, and the independent auditors' reports for, the Funds and Portfolio, appear in the Funds' most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

HOUSEHOLDING. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Funds and the Portfolio listed below for the fiscal year ended December 31, 2000, as previously filed electronically with the SEC:

                        Eaton Vance Emerging Markets Fund
                           Emerging Markets Portfolio
                      (Accession No. 0000912057-01-502766)
                 Eaton Vance Institutional Emerging Markets Fund
                      (Accession No. 0000912057-01-007435)

                                                                      APPENDIX A
                      Class A Fees, Performance & Ownership

SALES CHARGES, SERVICE FEES AND REPURCHASE TRANSACTION FEES. For the fiscal year ended December 31, 2000, the following table shows (1) total sales charges paid by the Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) distribution fees paid to the principal underwriter under the Distribution Plan, (5) total service fees paid by the Fund, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

               Sales Charges   Sales Charges       Distribution                           Service Fees      Repurchase Transaction
Total Sales    to Investment    to Principal        Fee Paid to        Total Service        Paid to             Fees Paid to
Charges Paid      Dealers       Underwriter    Principal Underwriter     Fees Paid     Investment Dealers   Principal Underwriter
------------   -------------   -------------   ---------------------   -------------   ------------------   ----------------------
$  17,696      $   15,164      $   2,532       $      13,117           $  19,809       $     17,262         $         125

PERFORMANCE INFORMATION. The table below indicates the cumulative and average annual total return on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 reflects the total return of a predecessor to Class A. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class B, adjusted to reflect the Class A sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return would be different. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

                                                                                    Total Return Excluding    Total Return Including
                                                                                     Maximum Sales Charge      Maximum Sales Charge
  Period Ended                                                                      ----------------------    ----------------------
December 31, 2000   Investment Date   Initial Value   Value on December 31, 2000    Cumulative  Annualized    Cumulative  Annualized
-----------------   ---------------   -------------   --------------------------    ----------  ----------    ----------  ----------
 Life of Fund**       11/30/94*          $942.51              $1096.40                16.33%      2.51%          9.64%       1.52%
  Five Years**        12/31/95           $942.25              $1066.24                13.16%      2.50%          6.62%       1.29%
   One Year**         12/31/99           $942.24              $ 701.54               -24.54%    -25.54%        -29.85%     -29.85%

The "Initial Value" reflects the deduction of the maximum initial sales charge. *Predecessor fund commenced operations on December 8, 1994

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At April 1, 2001, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund, except James B. Hawkes, President and Trustee of the Trust, who owns 2.4% of the Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:


          Mars & Co.                     Boston, MA           12.3%
          Charles Schwab & Co., Inc.     San Francisco, CA     8.3%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX B
                      CLASS B FEES, PERFORMANCE & OWNERSHIP

DISTRIBUTION, SERVICE AND REPURCHASE TRANSACTION FEES. For the fiscal year ended December 31, 2000, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) the repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.


             Distribution Fee    CDSC Paid to   Uncovered Distribution               Service Fees       Repurchase Transaction
  Sales      Paid to Principal    Principal       Charges (as a % of     Service        Paid to              Fees Paid to
Commission      Underwriter      Underwriter      Class Net Assets)       Fees     Investment Dealers   Principal Underwriter
----------   -----------------   ------------   ----------------------   -------   ------------------   ----------------------
 $62,574          $52,484          $30,000          $267,000 (4.8)       $19,499        $16,586                  $315


PERFORMANCE INFORMATION. The table below indicates the cumulative and average annual total return on a hypothetical investment in shares of $1,000. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.


                                                                                       Total Return Before      Total Return After
                                      Value Before Deducting   Value After Deducting  Deducting Maximum CDSC  Deducting Maximum CDSC
  Period Ended                             Maximum CDSC            Maximum CDSC       ----------------------  ----------------------
December 31, 2000   Investment Date    on December 31, 2000    on December 31, 2000   Cumulative  Annualized  Cumulative  Annualized
-----------------   ---------------   ----------------------   ---------------------  ----------  ----------  ----------  ----------
 Life of Fund**        11/30/94              $1,122.00               $1,122.00          12.20%       1.91%      12.20%      1.91%
  Five Years**         12/31/95              $1,116.41               $1,096.41          11.64%       2.23%       9.64%      1.86%
   One Year**          12/31/99              $  739.49               $  702.52         -26.05%     -26.05%     -29.75%    -29.75%

Control Persons and Principal Holders of Securities. At April 1, 2001, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:


     Merrill Lynch, Pierce, Fenner & Smith, Inc.   Jacksonville, FL   8.6%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX C

                       INSTITUTIONAL EMERGING MARKETS FUND

                             PERFORMANCE & OWNERSHIP


PERFORMANCE INFORMATION. The table below indicates the cumulative and average annual total return on a hypothetical investment in shares of $1,000. Total return for the period prior to May 19, 1999 (commencement of operations) reflects the total return of Class B shares of Emerging Markets Fund, adjusted to reflect the fact that Class I does not impose a sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class I total return would be different. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. A return would have been lower without subsidies.


                                                            Total Return
  Period Ended      Investment       Value on               ------------
December 31, 2000      Date      December 31, 2000     Cumulative     Annualized
-----------------   ----------   -----------------     ----------     ----------
 Life of Fund **      11/30/94*      $1,149.57           14.96%          2.32%
  Five Years**        12/31/95       $1,143.86           14.39%          2.72%
   One Year**         12/31/99       $  750.85          -24.92%        -24.92%

*Predecessor Fund commenced operations on November 30, 1994.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At April 1, 2001, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. At April 1, 2001, Eaton Vance Management Master Trust for Retirement Plans was the record owner of approximately 99.7% of the shares of the Fund. These shareholders are retirement and profit sharing plans sponsored by Eaton Vance and certain of its affiliated entities.

Beneficial owners of 25% or more of the outstanding shares of the Fund are presumed to be in control of the Fund for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                             STATEMENT OF
                                             ADDITIONAL INFORMATION
                                             May 1, 2001








                         EATON VANCE GREATER INDIA FUND

                            The Eaton Vance Building
                                255 State Street
                          Boston, Massachusetts 02109
                                 1-800-225-6265


This Statement of Additional Information ("SAI") provides general information about the Fund and the Portfolio. The Fund is a series of Eaton Vance Special Investment Trust ("Trust"). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:


                                    Page                                  Page

Strategies and Risks                  2       Sales Charges                17
Investment Restrictions               7       Performance                  20
Management and Organization           8       Taxes                        20
Investment Advisory and                       Portfolio Securities
 Administrative Services             12        Transactions                22
Other Service Providers              14       Financial Statements         24
Purchasing and Redeeming Shares      15


          Appendix A: Class A Fees, Performance and Ownership   25
          Appendix B: Class B Fees, Performance and Ownership   26
          Appendix C: Country Information                       27




This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund's relevant prospectus dated May 1, 2001, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.



(C) 2001 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc.

                              STRATEGIES AND RISKS

GREATER INDIA REGION RISKS. Equity securities, for purposes of the 80% policy, will be limited to common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markers that restrict ownership by foreign investors to certain classes of equity securities; convertible preferred stocks; and other convertible instruments. The convertible instruments in which the Portfolio will invest will generally not be rated, but will typically be equivalent in credit quality to securities rated below investment grade (i.e., credit quality equivalent to lower than Baa by Moody's Investors Service. Inc. and lower than BBB by Standard & Poor Ratings Group). Convertible debt securities that are not investment grade are commonly called "junk bonds" and have risks similar to equity securities; they have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. Such debt securities will not exceed 20% of total assets.

When consistent with its investment objective, the Portfolio may also invest in equity securities of companies not in the Indian subcontinent, as well as warrants, options on equity securities and indices, options on currency, futures contracts, options on futures contracts, forward foreign currency exchange contracts, currency swaps and other non-equity investments. The issuers of these equity securities may be located in neighboring countries outside the region, such as Indonesia and Malaysia, as well as more developed countries.

GREATER INDIA COUNTRY CONSIDERATIONS. Foreign investment in the securities of issuers in Greater India countries is usually restricted or controlled to some degree. In India, "Foreign Institutional Investors" ("FIIs") may predominately invest in exchange-traded securities (and securities to be listed, or those approved on the over-the-counter exchange of India) subject to the conditions specified in the guidelines for Direct Foreign Investment by FIIs in India, (the "Guidelines") published in a Press Note dated September 14, 1992, issued by the Government of India, Ministry of Finance, Investment Bank of India for permission to trade in Indian securities. The Guidelines require SEBI to take into account the track record of the FII, its professional competence, financial soundness, experience and other relevant criteria. SEBI must also be satisfied that suitable custodial arrangements are in place for the Indian securities. The investment adviser is a registered FII and the inclusion of the Portfolio in the investment adviser's registration was approved by SEBI. FIIs are required to observe certain investment restrictions, including an account ownership ceiling of 5% of the total issued share capital of any one company. In addition, the shareholdings of all registered FIIs, together with the shareholdings of non-resident Indian individuals and foreign bodies corporate substantially owned by non-resident Indians, may not exceed 40% of the issued share capital of any one company (subject to that company's approval). Only registered FIIs and non-Indian mutual funds that comply with certain statutory conditions may make direct portfolio investments in exchange-traded Indian securities. Income, gains and initial capital with respect to such investments are freely repatriable, subject to payment of applicable Indian taxes. See "Regional Taxes".

In Pakistan, the Portfolio may invest in the shares of issuers listed on any of the stock exchanges in the country provided that the purchase price as certified by a local stock exchange broker is paid in foreign exchange transferred into Pakistan through a commercial bank and, in the case of an off-exchange sale of listed shares, that the sale price is not less than the price quoted on any of the local stock exchanges on the date of the sale. In addition, the issuer's shares held by the Portfolio must be registered with the State Bank of Pakistan for purposes of repatriation of income, gains and initial capital. The Portfolio may also invest in the shares of unlisted and closely-held manufacturing companies provided that the sale price is certified by a Pakistani chartered accountant to be not less than the break-up value of the shares, and is paid in foreign exchange transferred into Pakistan through a commercial bank. If local procedures are complied with, income, gains and initial capital are freely repatriable after payment of any applicable Pakistani withholding taxes. In Sri Lanka, the Portfolio may invest in the shares of exchange-listed issuers, subject to certain limitations for specific sectors of the economy.

There can be no assurance that these investment control regimes will not change in a way that makes it more difficult or impossible for the Portfolio to implement its investment objective or repatriate its income, gains and initial capital from these countries. Similar risks and considerations will be applicable to the extent the Portfolio invests in other countries.

REGIONAL TAXES. The Fund and the Portfolio each intends to conduct its respective affairs in such a manner that it will not be resident in India or any other country in the Indian subcontinent for local tax purposes. The Portfolio's income from certain regional sources will be subject to tax by those countries as described below.

India imposes withholding tax on interest and dividends at a rate of 20%. Withholding tax of 10% is currently imposed on gains from sales of shares held one year or more and 30% on gains from sales of shares held less than one year.

The withholding rate on gains from sales of debt securities is currently 10% if the securities have been held 12 months or more and 30% if the securities have been held less than 12 months. The Portfolio is considering investing in India through a Republic of Mauritius company to take advantage of the favorable tax treaty between the countries. Currently, no such arrangement has been made. There can be no assurance such an investment structure would be effective.

Pakistan currently imposes witholding tax on dividends at rates of between 7.5% and 20%. There is currently no withholding tax on capital gains from listed shares. This exemption expired in June 2000. Sri Lanka imposes 15% withiolding tax on dividends and interest, but does not impose witholding tax on capital gains of listed shares.

SECURITIES TRADING MARKETS. A high proportion of the shares of many issuers in the Asian Region (the "Region") may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Portfolio in particular securities. Similarly, volume and liquidity in the bond markets in the Region are less than in the United States and, at times, price volatility can be greater than in the United States. The limited liquidity of securities markets in the Region may also affect the ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, Region securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Region stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industry in these countries is comparatively underdeveloped. Stockbrokers and other intermediaries in the Region may not perform as well as their counterparts in the United States and other more developed securities markets.

Settlement of securities transactions in many Region countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of portfolio assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Portfolio was heavily invested, the ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Portfolio may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Portfolio may have to sell more liquid securities which it would not otherwise choose to sell. The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received under certain circumstances.

Political and economic structures in many Region countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in those countries and the availability of additional investments in those countries. The laws of countries in the Region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts of these countries than it is in the United States. Monsoons and natural disasters also can affect the value of investments.

The investment adviser will take into account the effects on returns of local taxation. Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that repatriation of its income, gains or initial capital from these countries can occur.

FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States. In some countries, delayed settlements are customary, which increase the risk of loss.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

FOREIGN CURRENCY TRANSACTIONS. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto must be considered to be investment grade by the investment adviser at the time the swap is entered into. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance will be adversely affected.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

DERIVATIVE INSTRUMENTS. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities and other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised.
Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Under regulations of the CFTC, the use of futures transactions for non-hedging purposes is limited. There can be no assurance that the use of derivative instruments will be advantageous.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. A covered option may not be written on any security if after such transaction more than 15% of net assets as measured by the aggregate value of the securities underlying all written covered calls and puts would be subject to such options. Options will not be purchased if after such transaction more than 5% of net assets, as measured by the aggregate of all premiums paid for all such options held would be so invested.

RISKS ASSOCIATED WITH DERIVATIVE INSTRUMENTS. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised. Transaction costs are incurred in opening and closing positions in derivative instruments.

Derivative instruments may sometimes increase or leverage the Portfolio's exposure to a particular market risk. Leverage enhances the Portfolio's exposure to the price volatility of derivative instruments it holds. The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio's assets. During periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchange may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. Under regulations of the CFTC, the use of futures transactions for nonhedging purposes is limited. There can be no assurance that the investment adviser's use of derivative instruments will be advantageous to the Portfolio. The Portfolio will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the corresponding Fund as a regulated investment company for federal income tax purposes.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, a Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. Repurchase agreements which mature in more than seven days will be treated as illiquid. The Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. The Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

When a Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio's assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio's assets. While there is a risk that large fluctuations in the market value of the Portfolio's assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the Adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding "borrowings." If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio's yield.

ASSET COVERAGE. To the extent required by SEC guidelines, the Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, held in a segregated account with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or held in a segregated account cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to cover or segregated accounts could impede portfolio management or the ability to meet redemption requests or other current obligations.

UNLISTED SECURITIES. The Portfolio may invest in securities of companies that are neither listed on a stock exchange nor traded over the counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities will generally be deemed to be illiquid. Because of the absence of any public trading market for these investments, the Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration. In addition, any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable the sale of listed securities.

OTHER INVESTMENT COMPANIES. The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the investment adviser or the manager that have the characteristics of closed-end investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets, and, accordingly, such securities can trade at a discount from their net asset values.

LENDING PORTFOLIO SECURITIES. The Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser.

TEMPORARY INVESTMENTS. The Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.

PORTFOLIO TURNOVER. The Portfolio cannot accurately predict its portfolio turnover rate, but the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to the Fund. During the fiscal year ended December 31, 2000, the portfolio turnover rate of the Portfolio was 133%.

                            INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of a Fund. Accordingly, the Fund may not:

(1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940.
(2) Purchase any securities on margin (but the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).
(3)  Underwrite securities of other issuers.
(4) Invest in real estate, including interests in real estate limited partnerships (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate) or in commodities or commodity contracts for the purchase or sale of physical commodities.
(5) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.
(6) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies.
(7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

For purposes of Restriction (7) above, less than 25% of total assets will be concentrated in any one industry. For purposes of determining industry classifications, the investment adviser considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry, unless the investment adviser is aware of circumstances that make the third party's classification inappropriate. In such a case, the investment adviser will assign an industry classification to the issuer.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of a Portfolio.

For as long as a feeder fund of the Portfolio has registered shares in Hong Kong (and for so long as Hong Kong requires the following restrictions), the Portfolio may not (i) invest (except as stated below) more than 10% of its net assets in the securities of any one issuer, (ii) purchase (except as stated below) more than 10% of the ordinary shares issued by any one issuer, (iii) invest more than 15% of net assets in securities which are not listed or quoted on any stock exchange, over-the-counter market or other organized securities market that is open to the international public and on which such securities are regularly traded (a "Market"), (iv) invest more than 15% of net assets in warrants and options for non-hedging purposes, (v) write call options on Portfolio investments exceeding 25% of its total net asset value in terms of exercise price, (vi) enter into futures contracts on an unhedged basis where the net total aggregate value of contract prices, whether payable by or to the Portfolio under all outstanding futures contracts, together with the aggregate value of holdings under (vii) below exceeds 20% of the total net asset value of the Portfolio, (vii) invest in physical commodities (including gold, silver, platinum or other bullion) and commodity based investments (other than shares in companies engaged in producing, processing or trading in commodities) whose value together with the net aggregate value of the holdings described in (vi) above, exceeds 20% of the Portfolio's total net asset value, (viii) purchase shares of other investment companies exceeding 10% of net assets. In addition, the investment objective of any investment company in which any Portfolio invests must not be to invest in investments prohibited by this undertaking and where the investment company's investment objective is to invest primarily in investments which are restricted by this undertaking, such holdings must not be in contravention of the relevant limitation, (ix) borrow more than 25% of its net assets (for the purposes of this paragraph, back to back loans are not to be categorized as borrowings but any reverse purchase agreement entered into by the Portfolio will constitute a form of leverage and hence, will count towards the 25% borrowing limit), (x) write uncovered options, (xi) invest in real estate (including options, rights or interests therein but excluding shares in real estate companies), (xii) assume, guarantee, endorse or otherwise become directly or contingently liable for, or in connection with, any obligation or indebtedness of any person in respect of borrowed money without the prior written consent of the custodian of the Portfolio, (xiii) engage in short sales involving a liability to deliver securities exceeding 10% of its net assets provided that any security which the Portfolio does sell short must be actively traded on a market, (xiv) purchase, (subject to paragraph (vi) above), an investment with unlimited liability or (xv) purchase any nil or partly-paid securities unless any call thereon could be met in full out of cash or near cash held by it in the amount of which has not already been taken into account for the purposes of (v) above. Notwithstanding paragraphs (i) and (ii) above: (a) up to 30% of the Portfolio's total net asset value may be invested in government and public securities of the same issue; and (b) subject to (i) above, the Portfolio may invest all of its assets in government and other public securities in at least six different issuers.

The following investment policy been adopted by the Fund and Portfolio. They may be changed by the Trustees with respect to a Fund without approval by the Fund's shareholders or, with respect to the Portfolio, without approval of the Fund or its other investors. The Fund and Portfolio will not:

     . invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service, will not compel a Fund and Portfolio to dispose of such security or other asset. Notwithstanding the foregoing, the Fund and Portfolio must always be in compliance with the limitation on investing in illiquid securities and the borrowing policies set forth above.

                          MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Those Trustees who are "interested persons" of the Trust and the Portfolio, as defined in the 1940 Act, are indicated by an asterisk(*).

JESSICA M. BIBLIOWICZ (41), Trustee of the Trust*
President and Chief Executive Officer of National Financial Partners (a financial services company) (since April, 1999). President and Chief Operating Officer of John A. Levin & Co. (a registered investment advisor) (July, 1997 to April, 1999) and a Director of Baker, Fentress & Company which owns John A. Levin & Co. (July, 1997 to April, 1999). Formerly Executive Vice President of Smith Barney Mutual Funds (from July, 1994 to June, 1997). Elected Trustee

October 30, 1998. Trustee of various investment companies managed by Eaton Vance or Boston Management and Research (BMR) since October 30, 1998.
Address: 787 Seventh Avenue, New York, New York 10019

DONALD R. DWIGHT (70), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Trustee/Director of the Royce Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address:  Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (59), President of the Trust, Vice President of the Portfolio and Trustee*
Chairman, President and Chief Executive Officer of BMR, Eaton Vance and their corporate parent and trustee (EVC and EV); Director of EVC and EV. Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (66), Trustee
Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Trustee of the Kobrick Investment Trust (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 345 Nahatan Road, Westwood, Massachusetts 02090

NORTON H. REAMER (65), Trustee
Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (since November, 2000) and President, Jordan Simmons Capital LLC (manager of energy related investments) (since November,
2000). President, Unicorn Corporation (an investment and financial advisory services company) (since September, 2000). Formerly Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

LYNN A. STOUT (43), Trustee of the Trust
Professor of Law, Georgetown University Law Center. Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address: 600 New Jersey Avenue, NW, Washington, DC 20001

JACK L. TREYNOR (71), Trustee of the Trust
Investment Adviser and Consultant. Trustee of various investment companies managed by Eaton Vance or BMR.
Address:  504 Via Almar, Palos Verdes Estates, California  90274

EDWARD K.Y. CHEN (56) Trustee of the Portfolio
President of Lingnan College in Hong Kong. Director of First Pacific Company and Asia Satellite Telecommunications Holdings Ltd., and a Board Member of the Mass Transit Railway Corporation. Member of the Executive Council of the Hong Kong Government from 1992 - 1997.
Address:  President's Office, Lingnan College, Tuen Mun, Hong Kong

HON. ROBERT LLOYD GEORGE (47), President and Trustee of the Portfolio*
Chairman and Chief Executive Officer of Lloyd George Management (B.V.I.) Limited
(LGM) and of the investment adviser.
Address:  3808 One Exchange Square, Central, Hong Kong

WILLIAM WALTER RALEIGH KERR (49), Vice President and Assistant Treasurer of the Portfolio
Director, Finance Director and Chief Operating Officer of the investment adviser. Director of LGM. Address: 3808 One Exchange Square, Central, Hong Kong

EDWARD E. SMILEY, JR. (56), Vice President of the Trust
Vice President of BMR and Eaton Vance since November 1, 1996. Senior Product Manager, Equity Management for TradeStreet Investment Associates, Inc., a
wholly-owned subsidiary of NationsBank (1992-1996). Officer of various investment companies managed by Eaton Vance or BMR.

MICHAEL B. TERRY (58), Vice President of the Trust
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ZAHEER SITABKHAN (36), Vice President of the Portfolio
Director of the investment adviser.
Address: 3808 One Exchange Square, Central, Hong Kong

JAMES L. O'CONNOR (56), Vice President of the Portfolio and Treasurer
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (60), Secretary
Vice President, Secretary and Chief Legal Officer of BMR, Eaton Vance and EVC. Prior to joining Eaton Vance on November 1, 1996, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (65), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (38), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ERIC G. WOODBURY (43), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of the Trustees who are not "interested persons" of the Trust and the Portfolio as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance or its affiliates.

Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, Portfolio or investors therein.

Messrs. Treynor (Chairman), Dwight and Reamer are members of the Audit Committee of the Board of Trustees of the and the Portfolio The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust and the Portfolio, and certain service providers.

The fees and expenses of the noninterested Trustees of the Trust and the Portfolio are paid by the Fund (and other series of the Trust) and the Portfolio, respectively. (A Trustee of the Trust and the Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolio). During the fiscal year ended December 31, 2000, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio. For the year ended December 31, 2000, the noninterested Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

 Source of        Jessica M.     Edward K.Y.     Donald R.     Samuel L.     Norton H.     Lynn A.      Jack L.
Compensation      Bibliowicz        Chen          Dwight         Hayes        Reamer        Stout       Treynor
------------      ----------     -----------     ---------     ---------     ---------     -------      -------
  Trust(2)        $  6,084       $   ---         $  5,345      $  6,158      $  5,564      $  6,051     $  6,149
 Portfolio            ---           5,000             551           364            35          ---          ---
   Total           160,000         26,225         162,500(3)    170,000       160,000       160,000(4)   170,000

(1) As of May 1, 2001, the Eaton Vance fund complex consists of 155 registered investment companies or series thereof.
(2) The Trust consisted of 9 Funds as of December 31, 2000.
(3) Includes $60,000 of deferred compensation.
(4) Includes $16,000 of deferred compensation.

ORGANIZATION.  The Fund is a series  of the  Trust,  which was  organized  under
Massachusetts law on March 27, 1989 and is operated as an open-end management investment company. The Fund (formerly EV Marathon Greater India Fund) established two classes of shares on January 1, 1998 - Class A shares (formerly EV Traditional Greater India Fund) and Class B shares of the Fund. Information herein prior to January 1, 1998 is for the Fund before it became a multiple-class fund.

The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

The Portfolio was organized under the laws of the state of New York on January 18, 1994 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

The Portfolio's Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.

Whenever a Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

                INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

INVESTMENT ADVISORY SERVICES. The investment adviser manages the investments and affairs of the Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. The investment adviser furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that the Portfolio pays the investment adviser under the investment advisory agreement on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Portfolio throughout the month in each Category as follows:

  Category     Average Daily Net Assets for the Month     Annual Fee Rate
  --------     --------------------------------------     ---------------
     2         $500 million, but less than $1 billion          0.70%
     3         $1 billion, but less than $1.5 billion          0.65%
     4         $1.5 billion but less than $2 billion           0.60%
     5         $2 billion but less than $3 billion             0.55%
     6         $3 billion and over                             0.50%

                          Advisory Fee Paid for Fiscal Years Ended
  Net Assets at           ----------------------------------------
December 31, 2000  December 31, 2000  December 31, 1999   December 31, 1998
-----------------  -----------------  -----------------   -----------------
   $23,236,006         $263,274           $327,790            $500,819

The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

While the Portfolio is a New York trust, the investment adviser, together with certain Trustees and officers of the Portfolio, are not residents of the United States, and substantially all of their respective assets may be located outside of the United States. It may be difficult for investors to effect service of process within the United States upon the individuals identified above, or to realize judgments of courts of the United States predicated upon civil liabilities of the investment adviser and such individuals under the federal securities laws of the United States. The Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which the investment adviser and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.

INFORMATION ABOUT LLOYD GEORGE. The investment adviser is a subsidiary of LGM. LGM is ultimately controlled by the Hon. Robert Lloyd George, President of the Portfolio and Chairman and Chief Executive Officer of the investment adviser. LGM's only business is portfolio management. Eaton Vance's parent is a shareholder of LGM. The directors of the investment adviser are the Honourable Robert Lloyd George, William Walter Raleigh Kerr, M.F. Tang, Pamela Chan, Adaline Mang-Yee Ko, Peter Bubenzer and Judith Collis. The Hon. Robert Lloyd George is Chairman and Chief Executive Officer of the investment adviser and Mr. Kerr is Chief Operating Officer of the investment adviser. The business address of the first five individuals is 3808 One Exchange Square, Central, Hong Kong and of the last two is Cedar House, 41 Cedar Avenue, Hamilton HM 12, Bermuda.

A team of Lloyd George analysts currently monitor over 400 emerging markets stocks. These stocks are screened from a 2000 stock universe based on a variety of criteria. The Lloyd George global emerging markets team communicates weekly on stock specific and macroeconomic issues.
                                       13

ADMINISTRATIVE SERVICES. Under Eaton Vance's management contract with the Fund and its administration agreement with the Portfolio, Eaton Vance receives a monthly management fee from the Fund and a monthly administration fee from the Portfolio. Each fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Fund or the Portfolio throughout the month in each Category as indicated below:

     Category     Average Daily Net Assets for the Month     Annual Fee Rate
     --------     --------------------------------------     ---------------
        1         less than $500 million                        0.25000%
        2         $500 million, but less than $1 billion        0.23333%
        3         $1 billion, but less than $1.5 billion        0.21667%
        4         $1.5 billion but less than $2 billion         0.20000%
        5         $2 billion but less than $3 billion           0.18333%
        6         $3 billion and over                           0.16667%

As of December 31, 2000, the Fund had net assets of $22,169,932. For the three fiscal years ended December 31, 2000, Eaton Vance earned management fees of $83,686, $104,495, and $161,806, respectively, equivalent to 0.25% of the Fund's average daily net assets for each year.

As of December 31, 2000, the Portfolio had net assets of $23,236,006. For the three fiscal years ended December 31, 2000, Eaton Vance earned administration fees of $87,610, $109,371, and $166,923, respectively, equivalent to 0.25% of the Portfolio's average daily net assets for each year.

Eaton Vance's management contract with the Fund and Administration Agreement with the Portfolio each continue in effect from year to year so long as such continuance is approved at least annually (i) by the Trustees of the Trust or the Portfolio as the case may be and (ii) by the vote of a majority of those Trustees of Trust or the Portfolio who are not interested persons of the Trust, Portfolio or of the Administrator. Each Agreement may be terminated at any time without penalty on sixty day's written notice by the Board of Trustees of either party thereto, or by a vote of a majority of the outstanding voting securities of the Fund or the Portfolio as the case may be. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of Eaton Vance's willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Fund or Portfolio under such contract or agreement, Eaton Vance will not be liable to the Fund or the Portfolio for any loss incurred.

INFORMATION ABOUT EATON VANCE. Eaton Vance is a business trust organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All of the issued and outstanding shares of BMR are owned by Eaton Vance and all of the shares of Eaton Vance are owned by Eaton Vance Business Trust which is owned by EVC. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Jeffrey P. Beale, Alan R. Dynner, Thomas E. Faust, Jr., Thomas J. Fetter, Scott
H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance).
The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

CODE OF ETHICS. The investment adviser and the Fund and the Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held by the Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

EXPENSES. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                            OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling
                                       14
shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr.
Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk, Mr. O'Connor is a Vice President, and Mr. Murphy is Assistant Secretary and Assistant Clerk of EVD.

CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and Portfolio. IBT has custody of all cash and securities representing a Fund's interest in a Portfolio, has custody of the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the Fund and Portfolio's independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

TRANSFER AGENT. PFPC, Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

                        PURCHASING AND REDEEMING SHARES

CALCULATION OF NET ASSET VALUE. The net asset value of the Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

Generally, trading in the foreign securities owned by a Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Portfolio's share generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by a Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B Distribution Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                 SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

PURCHASES AT NET ASSET VALUE. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the

Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

RIGHT OF ACCUMULATION. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Class A shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Class A shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

EXCHANGE PRIVILEGE. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

TAX-SHELTERED RETIREMENT PLANS. each Fund's shares shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTION PLANS

The Trust has in effect a compensation-type Distribution Plan (the "Class A Plan") for the Fund's Class A shares pursuant to Rule 12b-1under the 1940 Act. The Class A Plan provides for the payment of a monthly distribution fee to the principal underwriter in an amount equal to the aggregate of (a) 0.50% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for less than one year and (b) 0.25% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for more than one year. Aggregate payments to the principal underwriter under the Class A Plan are limited to those permissible, pursuant to a rule of the NASD.

The Class A Plan also provides that the Class A will pay a quarterly service fee to the principal underwriter in an amount equal on an annual basis to 0.25% of that portion of its average daily net asssets for any fiscal year which is attributable to Class A shares which have remained outstanding for more than one year; from such service fee the principal underwriter expects to pay a quarterly service fee to investment dealers, as compensation for providing personal services and/or the maintenece of shareholder accounts, with respect to shares sold by such dealers which have remained outstanding for more than one year. Service fees are subject to reimbursement if investment dealers do not provide account maintenance or shareholder services, as required by the NASD sales charge rule. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the "Class B Plan") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 5% of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Class B Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses incurred in distributing Class B shares. Because payments to the principal underwriter under the Class B Plan are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B.

Distribution of Class B shares of the Fund by the principal underwriter will also be encouraged by the payment by the investment adviser to the principal underwriter of amounts equivalent to 0.15% of the annual average daily net assets for Class B. The aggregate amounts of such payments are a deduction in calculating the outstanding uncovered distribution charges of the principal underwriter under the Class B Plan and, therefore, will benefit shareholders when such charges exist. Such payments will be made in consideration of the principal underwriter's distribution efforts.

The Class B Plan also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons. Service fees are subject to reimbursement if investment dealers do not provide account maintenance or shareholder services, as required by the NASD sales charge rule. For the service fees paid, see Appendix B.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE

Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. For total return information, see Appendix A and Appendix B.

Investors may be provided with information on equity investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices, comparable investments, tax-deferred vehicles and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information included in advertisements and materials furnished to present and prospective investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would have performed exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

     .    cost associated with aging parents;
     .    funding a college education (including its actual and estimated cost);
     .    health care expenses (including actual and projected expenses);
     . long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
     . retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in particular types of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings of a Portfolio at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

                                     TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distributions requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its fiscal year ended December 31, 2000.

Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and
(ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

The Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject the Portfolio to U.S. federal income tax or other charge on the proceeds from the sales of the investment in such company; however, this tax can be avoided by making an election to mark such investment to market annually or treat the passive foreign investment company as a "qualified electing fund".

If more than 50% of a Portfolio's assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in a Fund.
                       PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by Lloyd George. Lloyd George is also responsible for the execution of transactions for all other accounts managed by it. Lloyd George places the portfolio security transactions of the Portfolio and of all other accounts managed by it for execution with many firms. Lloyd George uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, Lloyd George will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to Lloyd George, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Transactions on United States stock exchanges and other agency transactions involve the payment by a Portfolio of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by a Portfolio usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid by a Portfolio often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of Lloyd George, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of a Portfolio and Lloyd George's other clients in part for providing brokerage and research services to Lloyd George.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of a Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Lloyd George determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which Lloyd George and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, Lloyd George will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Lloyd George receives Research Services from many broker-dealer firms with which Lloyd George places transactions for a Portfolio and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by Lloyd George in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to Lloyd George in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because Lloyd George receives such Research Services. Lloyd George evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which Lloyd George believes are useful or of value to it in rendering investment advisory services to its clients.

The Portfolio and Lloyd George may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by Lloyd George in connection with its investment responsibilities. The investment companies sponsored by Lloyd George or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including Lloyd George, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that Lloyd George shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, Lloyd George is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by Lloyd George or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for a Portfolio may also be appropriate for other investment accounts managed by Lloyd George or its affiliates. Whenever decisions are made to buy or sell securities by a Portfolio and one or more of such other accounts simultaneously, Lloyd George will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where Lloyd George reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the Lloyd George organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid by the the Portfolio during the fiscal year ended December 31, 2000, as well as the amount of a Portfolio's security transactions for the most recent fiscal year that were directed to firms which provided some research services to Lloyd George or its affiliates and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

Brokerage Commission Paid                     December 31, 2000     $   514,357
                                              December 31, 1999     $   672,640
                                              December 31, 1998     $   616,266
Amount of Transactions Directed to Firms
  Providing Research                          December 31, 2000     $39,807,507
Commissions Paid on Transactions Directed
  to Firms Providing Research                 December 31, 2000     $   248,495

                              FINANCIAL STATEMENTS

The audited financial statements of, and the independent auditors' reports for, the Fund and Portfolio, appear in the Funds' most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

HOUSEHOLDING. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Fund and the Portfolio for the fiscal year ended December 31, 2000, as previously filed electronically with the SEC:


                         Eaton Vance Greater India Fund

                              South Asia Portfolio

                      (Accession No. 0000912057-01-503661).

                                                                    APPENDIX A

                      CLASS A FEES, PERFORMANCE & OWNERSHIP


SALES CHARGES, SERVICE FEES AND REPURCHASE TRANSACTION FEES. For the fiscal year ended December 31, 2000, the following table shows (1) total sales charges paid by the Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) distribution fees paid to the principal underwriter under the Distribution Plan, (5) total service fees paid by the Fund, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.



               Sales Charges   Sales Charges     Distribution Fee                         Service Fees      Repurchase Transaction
Total Sales    to Investment   to Principal           Paid to          Total Service   Paid to Investment        Fees Paid to
Charges Paid      Dealers       Underwriter    Prinicpal Underwriter     Fees Paid          Dealers         Principal Underwriter
------------  --------------   -------------   ---------------------   -------------   ------------------   ----------------------
  $70,945         $60,481         $10,464              $26,916            $40,624           $38,723                  $850

PERFORMANCE INFORMATION. The table below indicates the cumulative and average annual total return on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 reflects the total return of a predecessor to Class A. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class B, adjusted to reflect the Class A sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return would be different. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

                                                                                Total Return Excluding    Total Return Including
                                                                                 Maximum Sales Charge      Maximum Sales Charge
  Period Ended                                                                  ----------------------    ----------------------
December 31, 2000  Investment Date  Initial Value  Value on December 31, 2000   Cumulative  Annualized    Cumulative   Annualized
-----------------  ---------------  -------------  --------------------------   ----------  ----------    ----------   ----------
 Life of Fund**         5/2/94         $942.51             $  696.51             -26.10%        4.43%      -30.35%       -5.28%
  Five Years**        12/31/95         $942.53             $1,061.78              12.65%        2.41%        6.18%        1.21%
   One Year**         12/31/99         $942.61             $  580.97             -38.36%      -38.36%      -41.90%      -41.90%

The "Initial Value" reflects the deduction of the maximum initial sales charge.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At April 1, 2001, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund, except James B. Hawkes, President and Trustee of the Trust, who owns 2.3% of the Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:


     Merrill Lynch, Pierce, Fenner & Co., Inc.     Jacksonville, FL      8.5%
     Charles Schwab & Co., Inc.                    San Francisco, CA     6.5%



To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                    APPENDIX B

                     CLASS B FEES, PERFORMANCE & OWNERSHIP

DISTRIBUTION, SERVICE AND REPURCHASE TRANSACTION FEES. For the fiscal year ended

December 31, 2000, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) the repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

               Distribution Fee       CDSC Paid     Uncovered Distribution               Service Fees       Repurchase Transaction
  Sales             Paid to          to Principal     Charges (as a % of     Service        Paid to              Fees Paid to
Commission   Principal Underwriter   Underwriter      Class Net Assets)       Fees     Investment Dealers   Principal Underwriter
----------   ---------------------   ------------   ----------------------   -------   ------------------   ----------------------
 $84,527          $189,574              $95,000         $1,724,000 (9.9%)    $80,813        $63,106                 $1,500

PERFORMANCE INFORMATION. The table below indicates the cumulative and average annual total return on a hypothetical investment in shares of $1,000. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

                                                                                   Total Return Before         Total Return After
                                 Value Before Deducting   Value After Deducting   Deducting Maximum CDSC     Deducting Maximum CDSC
  Period Ended      Investment        Maximum CDSC            Maximum CDSC        -----------------------    -----------------------
December 31, 2000      Date       on December 31, 2000    on December 31, 2000    Cumulative   Annualized    Cumulative   Annualized
-----------------   ----------   ----------------------   ---------------------   ----------   ----------    ----------   ----------
 Life of Fund**       5/2/94          $  714.00                $  714.00           -28.60%       -4.93%       -28.60%       -4.93%
  Five Years**       12/31/95         $1,090.08                $1,070.08             9.01%        1.74%         7.01%        1.36%
   One Year**        12/31/99         $  612.88                $  582.24           -38.71%      -38.71%       -41.78%       -41.78%

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At April 1, 2001, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

     Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL     13.9%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                    APPENDIX C
                                   APPENDIX C

                                COUNTRY INFORMATION


The information set forth in this Appendix has been extracted from various government and private publications. The Trust's Board of Trustees make no representation as to the accuracy of the information, nor has the Board of Trustees attempted to verify it. Moreover, the information is as of the date of this SAI (or such other date as set forth below). This information is expected to change substantially during the period in which this SAI is in use. No representation is made that any correlation will exist between the economies or stock markets of REE ("The Rupee Region") Region countries and the Fund's performance.

THE FOLLOWING IS A GENERAL DISCUSSION OF CERTAIN FEATURES OF THE ECONOMIES OF INDIA, PAKISTAN AND SRI LANKA. There can be no assurance that the Portfolio will be able to capitalize on the factors described herein. Opinions expressed herein are the good faith opinions of the Portfolio's investment adviser, Lloyd George Investment Management (Bermuda) Limited (the "investment adviser"). Unless otherwise indicated, all amounts are expressed in United States dollars.

                                      INDIA

India is the seventh largest country in the world, covering an area of approximately 3,300,000 square kilometers. It is situated in South Asia and is bordered by Nepal, Bhutan and China in the north, Myanmar and Bangladesh in the east, Pakistan in the west and Sri Lanka in the south.

India's population is currently estimated at approximately 1,054 million; the figure in 1991, according to the official census, was 846 million. Most of the population still lives in rural areas. Approximately 84 percent are Hindus, 11 percent Muslims, 2 percent Sikhs, 2 percent Christians and 1 percent Buddhists. Hindi is one of the major languages, with English also being used widely in official and business communications. With a middle class of approximately 150 million people, India constitutes one of the largest markets in the world. Unlike certain other emerging market countries, India has a long tradition of trade and markets, despite the central planning of the economy carried out by the Indian government in the first decades after India's independence. The Bombay Stock Exchange, for example, was founded over 120 years ago, is the oldest stock exchange in Asia and currently lists almost 5,889 companies, more than the New York Stock Exchange.

India became independent from the United Kingdom in 1947. It is governed by a parliamentary democracy under the Constitution of India, under which the executive, legislative and judicial functions are separated. India has been engaged in a policy of gradual economic reform since the mid-1980's. In 1991, the Government of Prime Minister Narasimha Rao had introduced far-reaching measures with the goal of reducing government intervention in the economy, strengthening India's industrial base, expanding exports and increasing economic efficiency. The main focus of the policy was to place more authority for making business decisions in the hands of those who operate the businesses. The system of industrial licenses known as the "License Raj", by means of which the government controlled many private sector investment decisions, was substantially modified. Government approvals required to increase, reduce or change production have been greatly reduced.

Modern economic development in India began in the mid-1940's with the publication of the Bombay Plan. The Planning Commission was established in 1950 to assess the country's available resources and to identify growth areas. A centrally planned economic model was adopted, and in order to control the direction of private investment, most investment and major economic decisions required government approval. Foreign investment was allowed only selectively. This protectionist regime held back development of India's economy until the mid-1980's when there began a gradual move towards the liberalization and market orientation of the economy. After the liberalization measures, which began in 1985, the annual growth of the country's real gross domestic product has risen from an average 3-4% since the 1940's to an average 5.7% between 1991 and 1997.

Since 1991, the Indian government has continued to adopt measures to further open the economy to private investment, attract foreign capital and speed up the country's industrial growth rate. For example, the banking industry has recently been opened to the private sector, including to foreign investors. Most banks were nationalized in 1969, and no new privately owned banks had been permitted. The Government is now granting new banking licenses. The Government also has recently permitted foreign brokerage firms to operate in India on behalf of Foreign Institutional Investors ("FIIs"), and has permitted foreign investors to own majority stakes in Indian asset management companies. In 1992, it was announced that FIIs would be able to invest directly in the Indian capital markets. In September 1992, the guidelines for FIIs were published and a number of such investors have been registered by the Securities and Exchange Board of India, including the investment adviser. In 1995, FII regulations were supplemented and the Parliament approved the establishment of central share depositories. Beginning in September 1995, several measures have been adopted to establish securities depositories and permit trading without share certificates. Dematerialization (paperless) trading began in 1997 and as of the date hereof more than 2,050 companies have joined the National Securities Depository Ltd.
(NSDL) offering demat facilities to investors. These companies represent about 80% of the market capitalization of the Indian market.

The government has also cut subsidies to ailing public sector businesses. Further cuts, and privatizations, are expected, although resistance by labor unions and other interest groups may hinder this process. Continuing the reform process, recent budgets have implemented tax cuts for the corporate sector and reductions in import duties. In sum, the government's new policies seek to expand opportunities for entrepreneurship in India. The new government has begun well by managing to pass two crucial bills in the Parliament -- a) the Insurance Bill permitting private and foreign participation in the insurance sector, and
b) the Foreign Exchange Management Bill (FEMA) which relaxes norms for foreign exchange transactions.

Foreign investors have responded to these trends by putting resources into the Indian economy. According to the Reserve Bank of India, total inflows, including both foreign direct and foreign portfolio investment, rose from about $150 million in fiscal year 1992 to over $4.6 billion in fiscal year 1997. India's foreign exchange reserves, which had fallen to about $1 billion in 1991, were $39 billion in November, 2000. Future direction of foreign investment flows, however is dependent on clear cut policy thrust from the new government.

The Indian population is comprised of diverse religious and linguistic groups. Despite this diversity, India is the world's largest democracy and has had one of the more stable political systems among the world's developing nations. However, periodic sectarian conflict among India's religious and linguistic groups could adversely affect Indian businesses, temporarily close stock exchanges or other institutions, or undermine or distract from government efforts to liberalize the Indian economy

                                    PAKISTAN

Pakistan, occupying an area of about 800,000 square kilometers, is bounded in the south by the Arabian Sea and India and in the north by China and Afghanistan. To the west and northwest are Iran and Afghanistan and to the east is India. The capital is Islamabad. Karachi is the biggest commercial and industrial city.

Pakistan is the world's ninth most populous country. The population is currently estimated at approximately 137 million, with an annual population growth rate of 3.0%. The national language is Urdu, although English is widely spoken and understood throughout the country.

Pakistan was created in 1947, in response to the demands of Indian Muslims for an independent homeland, by the partition from British India of two Muslim majority areas. In 1971, a civil war in East Pakistan culminated in independence for East Pakistan (now Bangladesh). Over the past 50 years, pakistan and India have gone to war two times, and intermittent border exchanges occur at times. In particular, relations with India remain unfriendly over the disputed territory of Kasmir, with its majority Muslim population.

In earlier decades, Pakistan had a federal parliamentary system. Economic development since 1955 has taken place within the framework of successive five-year plans which established growth targets and allocations of public sector investment. However, the lack of realistic targets, plans and successful policy implementation had finally caused problems. In November 1999, a military coup deposed Mr. Nawaz Sharif. There is so far no definite timetable for a return to democracy. Political stability is critical before investor's confidence returns.

General Pervez Musharaf led a peaceful coup in Pakistan deposing former Prime Minister Nawaz Sharif. Following that, General Musharaf has been able to reform taxation and collect unpaid taxes from many of the Nation's elite. His stated goal is to stabilize the economy, continue with reform and conduct a democratic election at the earliest possible time.

Periodic civil unrest witnessed in 1995 appears to have largely subsided and the metropolitan city of Karachi, the commercial heart of Pakistan, has largely regained its stability and economic vibrance. Therefore, in addition to the ongoing international investment in infrastructure projects, foreign and national private investments may gain momentum in other sectors of the economy.

The Federal Shariat Court, a constitutionally established body which has exclusive jurisdiction to determine whether any law in Pakistan violates the principles of Islam, the official State religion, ruled in November 1991 that a number of legal provisions in Pakistan violated Islamic principles relating to Riba (an Islamic term generally accepted as being analogous to interest) and instructed the Government of Pakistan to conform these provisions to Islamic principles. It is believed that strict conformity with the ruling of the Shariat Court would substantially disrupt a variety of commercial relationships in Pakistan involving the payment of interest, although the extent and nature of any such disruption on the Pakistani economy, or any segment thereof (other than the banking system), is uncertain. The ruling of the Shariat Court has been appealed and will have no effect until the Shariat Appellate Bench of the

Supreme Court of Pakistan renders a decision on the appeal. A hearing on the appeal was held in November 1993 but, in early 1994 at the request of the Government of Pakistan, the appeal is still continuing. In addition, pursuant to the Enforcement of Shariat Act, 1991 (the "Shariat Act"), the Government of Pakistan has appointed a commission to recommend steps to be taken to introduce suitable alternatives by which an economic system in Pakistan conforming to Islamic principles could be established. Since the current popularly elected government favors a free market economy, the commission may propose a pragmatic approach to the requirements of the Constitution and the Shariat Act with a view to avoiding any substantial disruption to the economy of Pakistan. There can be no assurance, however, that the commission will propose such an approach or that implementation of the steps recommended by the commission or the effect of the ultimate decision of the courts in Pakistan on this issue will not adversely affect the economy in Pakistan.

Economic development since 1955 has taken place within the framework of successive five-year plans which established growth targets and allocations of public sector investment. In addition, annual development plans are prepared indicating yearly allocation of investment and the program for economic development in the public and private sectors.

For most of the 1980's, the Pakistani economy showed strong growth, with GDP increasing at over 6% per annum. Over the past decade, despite a rapid increase in the labor force, real wages in both rural and urban areas rose substantially. However, the latter part of the decade was characterized by increasing fiscal and external deficits, infrastructure deficiencies and disruptions in production. In 1989, the government initiated a three year structural adjustment program with the assistance of the International Monetary Fund. The program sought to redress the growing macroeconomic imbalances resulting from the large fiscal deficits and to increase productivity through major structural reforms in the industrial and financial sectors.

The government of Pakistan has been heavily involved in the economy through ownership of financial and industrial enterprises, investment policies and incentives, and taxation programs established in the five-year economic plans. Recent governments, however, have announced various liberalization measures, including banking reforms and a number of measures designed to encourage the private sector.

In February 1991, the government announced a twenty-five point liberalization and reform package. In particular, no approval would be required for the issue and transfer of shares and the issue of capital by companies in all but a few specified industries, and Pakistanis residing overseas and foreign investors would be permitted to purchase listed shares and to transfer capital and dividends without approval. The government has also embarked on a major privatization program and a large number of public sector entities have been offered for sale. Government owned banks, telecommunications and power generation and gas distribution companies are scheduled for privatization.

                                   SRI LANKA

Sri Lanka, historically known as Ceylon, is an island of about 65,000 square kilometers, situated off the southeast coast of India. It has a relatively well-educated population, with 10% of the 19 million Sri Lankans speaking English and a literacy rate (in Sinhalese and Tamil) of nearly 90%.

A former British colony, Ceylon became an independent Commonwealth in 1948 and became the Democratic Socialist Republic of Sri Lanka in 1972. Sri Lanka is governed by a popularly elected President and unicameral Parliament.

In the parliamentary elections held in August 1994, the People's Alliance led by Mrs. Chandrika Kumaratunga managed to form the government ending the 17-year regime of the United National Party. The People's Alliance has further consolidated its position by the victory of Mrs. Chandrika Kumaratunga in the presidential elections held in November 1994. The new government has accorded top priority for settling the ethnic conflict with the Tamils in the north and had initiated peace talks with the LTTE. In 1999, however, hostility with the Tamil Tigers was continuing.

Sri Lanka's most dynamic industries now are food processing, textiles and apparel, food and beverages, telecommunications, and insurance and banking. By 1996 plantation crops made up only 20% of exports (compared with 93% in 1970), while textiles and garments accounted for 63%. GDP grew at an annual average rate of 5.5% throughout the 1990s until a drought and a deteriorating security situation lowered growth to 3.8% in 1996. The economy rebounded in 1997-98 with growth of 6.4% and 4.7%. For the next round of reforms, the central bank of Sri Lanka recommends that Colombo expand market mechanisms in nonplantation agriculture, dismantle the government's monopoly on wheat imports, and promote more competition in the financial sector.


Although tourism has been adversely affected by the conflict with the Tamils, GDP growth was more than 4.3% in 1999.

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION

                                                          May 1, 2001








                                   Eaton Vance
                            Institutional Short Term
                                 Treasury Fund


                            The Eaton Vance Building
                                255 State Street
                          Boston, Massachusetts 02109
                                 1-800-225-6265


This Statement of Additional Information ("SAI") provides general information about the Fund. The Fund is a series of Eaton Vance Special Investment Trust (the "Trust"). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:
                                  Page                                      Page
Investment Restrictions            2       Service Plan                        7
Management and Organization        3       Performance                         7
Manager                            5       Taxes                               8
Other Service Providers            6       Portfolio Securities Transactions   9
Determination of Net Asset Value   7       Financial Statements               10

Appendix A: Fund Specific Information                                         11


This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund's relevant prospectus dated May 1, 2001, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265. (C) 2001 Eaton Vance Management


(C) 2001 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

(1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;
(2) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;
(3) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;
(4) Purchase or sell physical commodities or futures contracts for the purchase or sale of physical commodities, provided that the Fund may enter into all types of futures and forward contracts on currency, securities and securities, economic and other indices and may purchase and sell options on such futures contracts;
(5) Make loans to any person, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements or (c) lending portfolio securities;
(6) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contracts is not considered the purchase of a security on margin; or
(7) Invest 25% or more of its total assets in any single industry (provided there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities).

Notwithstanding the investment policies and restrictions of the Fund, the Fund may, upon Trustee approval, invest its assets in one or more open-end investment companies to the extent permitted by the 1940 Act.

The following investment policies have been adopted by the Fund. They may be changed by the Trustees with respect to the Fund without approval by the Fund's shareholders. The Fund will not:

     . make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or
          (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

     . invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service, will not compel the Fund to dispose of such security or other asset. Notwithstanding the foregoing, the Fund must always be in compliance with the limitation on investing in illiquid securities and the borrowing policies set forth above.

                           MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Those Trustees who are "interested persons" of the Trust, as defined in the 1940 Act, are indicated by an asterisk(*).

JESSICA M. BIBLIOWICZ (41), Trustee*
President and Chief Executive Officer of National Financial Partners (a financial services company) (since April, 1999). President and Chief Operating Officer of John A. Levin & Co. (a registered investment advisor) (July, 1997 to April, 1999) and a Director of Baker, Fentress & Company which owns John A. Levin & Co. (July, 1997 to April, 1999). Formerly Executive Vice President of Smith Barney Mutual Funds (from July, 1994 to June, 1997). Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address:  787 Seventh Avenue, New York, New York 10019

DONALD R. DWIGHT (70), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Trustee/Director of the Royce Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address:  Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (59), President and Trustee*
Chairman, President and Chief Executive Officer of BMR, Eaton Vance and their corporate parent and trustee (EVC and EV); Director of EVC and EV. Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (66), Trustee
Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Trustee of the Kobrick Investment Trust (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address:  345 Nahatan Road, Westwood, Massachusetts 02090

NORTON H. REAMER (65), Trustee
Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (since November, 2000) and President, Jordan Simmons Capital LLC (manager of energy related investments) (since November,
2000). President, Unicorn Corporation (an investment and financial advisory services company) (since September, 2000). Formerly Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address:  One International Place, Boston, Massachusetts 02110

LYNN A. STOUT (43), Trustee
Professor of Law, Georgetown University Law Center. Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address:  600 New Jersey Avenue, NW, Washington, DC 20001

JACK L. TREYNOR (71), Trustee
Investment Adviser and Consultant. Trustee of various investment companies managed by Eaton Vance or BMR.
Address:  504 Via Almar, Palos Verdes Estates, California 90274

EDWARD E. SMILEY, JR. (56), Vice President
Vice President of BMR and Eaton Vance since November 1, 1996. Senior Product Manager, Equity Management for TradeStreet Investment Associates, Inc., a
wholly-owned subsidiary of NationsBank (1992-1996). Officer of various investment companies managed by Eaton Vance or BMR.

MICHAEL B. TERRY (58), Vice President
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (56), Treasurer
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (60), Secretary
Vice President, Secretary and Chief Legal Officer of BMR, Eaton Vance and EVC. Prior to joining Eaton Vance on November 1, 1996, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (65), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (38), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ERIC G. WOODBURY (43), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

The Nominating Committee of the Board of Trustees of the Trust is comprised of the Trustees who are not "interested persons" of the Trust as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance or its affiliates.

Messrs. Hayes (Chairman), Dwight and Reamer are members of the Special Committee of the Board of Trustees of the Trust. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust, including investment advisory, administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund or investors therein.

Messrs. Treynor (Chairman), Dwight and Reamer are members of the Audit Committee of the Board of Trustees of the Trust. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust, and certain service providers.

Trustees of the Trust who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Trust in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Fund's assets, liabilities, and net income per share, and will not obligate the Trust to retain the services of any Trustee or obligate the Trust to pay any particular level of compensation to the Trustee. The Trust does not have a retirement plan for Trustees.

The fees and expenses of the noninterested Trustees of the Trust are paid by the Fund (and the other series of the Trust). (A Trustee of the Trust who is a member of the Eaton Vance organization receives no compensation from the Trust). During the fiscal year ended December 31, 2000, the noninterested Trustees of the Trust earned the following compensation in their capacities as Trustees from the Trust. For the year ended December 31, 2000, the noninterested Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

                             Jessica M.           Donald R.         Samuel L.         Norton H.        Lynn A.           Jack L.
Source of Compensation       Bibliowicz            Dwight             Hayes            Reamer           Stout            Treynor
----------------------       ----------            ------             -----            ------           -----            -------
      Trust(2)                $  6,084           $  5,345           $  6,158          $  5,564        $  6,051          $  6,149
Trust and Fund Complex         160,000            162,000(3)         170,000           160,000         160,000(4)        170,000

(1) As of May 1, 2001, the Eaton Vance fund complex consists of 155 registered investment companies or series thereof.
(2)  The Trust consisted of 9 Funds as of December 31, 2000.
(3)  Includes $60,000 of deferred compensation.
(4)  Includes $16,000 of deferred compensation.

Organization. The Fund is a series of the Trust, which was organized under Massachusetts law on March 27, 1989 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. In the event of the liquidation of the Fund, shareholders entitled to share pro rata in the net assets available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

                                     MANAGER

The Fund engages Eaton Vance as its manager pursuant to a Management Agreement dated October 19, 1998. Eaton Vance manages the investments and affairs of the Fund and provides related office facilities subject to the supervision of the Trust's Board of Trustees. Eaton Vance furnishes to the Fund investment advice and assistance, administrative services, office space, equipment and personnel, and has arranged for certain members of the Eaton Vance organization to serve without salary as officers or Trustees of the Trust.

For a description of the compensation that the Fund pays Eaton Vance under the Management Agreement, see the prospectus. As of December 31, 2000, the Fund had net assets of $1,000,078. For the fiscal year ended December 31, 2000 and for the period from the start of business, January 4, 1999, to December 31, 1999, the Fund paid Eaton Vance management fees of $1,680,775 and $1,772,097, respectively (equivalent to 0.35% of the Fund's average daily net assets for each such period).

The Management Agreement with Eaton Vance continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that Eaton Vance may render services to others. The Agreement also provides that Eaton Vance shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About Eaton Vance. Eaton Vance is a business trust organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of Eaton Vance. EV is a wholly-owned subsidiaries of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All of the issued and outstanding shares of Eaton Vance are owned by Eaton Vance Business Trust which is owned by EVC. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Jeffrey P. Beale, Alan R. Dynner, Thomas E. Faust, Jr., Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser and the Fund have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities subject to certain pre-clearance and reporting requirements and other procedures.

Expenses. The Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser or the principal underwriter). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The Fund will also bear expenses incurred in connection with litigation in which the Fund is a party and any legal obligation the Fund may have to indemnify the Trust's officers and Trustees with respect thereto.

                             OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr.
Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk, Mr. O'Connor is a Vice President, and Mr. Murphy is Assistant Secretary and Assistant Clerk of EVD.

Custodian. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund. IBT has custody of all cash and securities of the Fund, maintains the general ledger of the Fund and computes the daily net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. IBT provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.

Independent Accountants. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the independent accountants of the Fund, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC, Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

                        DETERMINATION OF NET ASSET VALUE

The net asset value of the Fund is computed by IBT (as agent and custodian for the Fund) in the manner described under "Valuing Shares" in the porspectus). The Fund will be closed for business and will not price its shares on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
                                  SERVICE PLAN

The Trust on behalf of the Fund has in effect a Service Plan (the "Plan") that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD"). (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The following supplements the discussion of the Plan contained in the prospectus.

The Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. The Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the affected shareholders and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Plan was approved by the Trustees, including the Plan Trustees, on October 19, 1998. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plan because their employers (or affiliates thereof) receive distribution and/or service fees under the Plan or agreements related thereto. For the service fees paid under the Plan, see Appendix A.

                                   PERFORMANCE

Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period and (ii) a complete redemption of the investment. For total return information, see Appendix A.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the net asset value per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Fund based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period.

The Fund's yield and total return may be compared to the Consumer Price Index and various domestic, international and global securities indices. The Fund's yield and total return comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders.

Information included in advertisements and materials furnished to present and prospective investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

     .    cost associated with aging parents;
     .    funding a college education (including its actual and estimated cost);
     .    health care expenses (including actual and projected expenses);
     . long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
     . retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in particular types of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings of the Fund at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Eaton Vance and other Fund service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its fiscal year ended December 31, 2000.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC for Massachusetts and federal tax purposes, the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Under the Code, the redemption or exchange of shares of a RIC normally results in capital gain or loss if such shares are held as capital assets. Section 1258 of the Code recharacterizes all or a portion of any capital gain from the disposition or other termination of a position held as part of a "conversion transaction" as ordinary income. Conversion transactions include, among other things, certain transactions which are marketed or sold as producing a capital gain. Investors should consult their own tax advisers concerning whether Section 1258 may apply to their transactions in Fund shares.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired. Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.
                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by Eaton Vance. Eaton Vance is also responsible for the execution of transactions for all other accounts managed by it. Eaton Vance places the portfolio security transactions of the Fund and of all other accounts managed by it for execution with many firms. Eaton Vance uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Fund and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, Eaton Vance will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to Eaton Vance, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

The U.S. Treasury bills, notes and bonds purchased and sold by the Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers and banks acting for their own account rather than as brokers, and the Fund may also acquire such obligations in the periodic auctions of the U.S. Treasury. Firms acting for their own account attempt to profit from such tansactions by buying at the bid price and selling at a higher asked price for such obligations, and the difference between such prices is customarily referred to as the spread. While it is anticipated that the Fund will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Fund will incur a brokerage commission.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Fund may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Eaton Vance determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which Eaton Vance and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, Eaton Vance will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Eaton Vance receives Research Services from many broker-dealer firms with which Eaton Vance places transactions for the Fund and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by Eaton Vance in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to Eaton Vance in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Fund is not reduced because Eaton Vance receives such Research Services. Eaton Vance evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which Eaton Vance believes are useful or of value to it in rendering investment advisory services to its clients.

The Fund and Eaton Vance may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by Eaton Vance in connection with its investment responsibilities. The investment companies sponsored by Eaton Vance or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including Eaton Vance, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that Eaton Vance shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, Eaton Vance is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by Eaton Vance or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by Eaton Vance or its affiliates. Whenever decisions are made to buy or sell securities by a Fund and one or more of such other accounts simultaneously, Eaton Vance will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where Eaton Vance reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Trust that the benefits from the Eaton Vance organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

For the fiscal year ended December 31, 2000 and for the period from the start of business, January 2, 1999, to December 31, 1999, the Fund paid no brokerage commissions on portfolio security transactions.

                              FINANCIAL STATEMENTS

The audited financial statements of, and the independent auditors' reports for, the Fund, appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Fund for the fiscal year ended December 31, 2000, as previously filed electronically with the SEC (Accession No. 0000912057-01-006378).

                                                                      APPENDIX A

                          Fees, Performance & Ownership

Service Fees. For the fiscal year ended December 31, 2000, the Fund made service fee payments under the Plan aggregating $1,205,718, all of which was retained by the principal underwriter.

Performance Information. The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in Fund shares for the periods shown in the table. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

                                                              Total Return
Period Ended         Investment      Value on                 ------------
December 31, 2000       Date    December 31, 2000      Cumulative     Annualized
-----------------    ---------- -----------------      ----------     ----------
Life of the Fund       1/4/99       $1,100.53             10.05%         4.93%
   One Year          12/31/99       $1,054.96              5.50%         5.50%

Control Persons and Principal Holders of Securities. At April 2, 2001, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Eaton Vance Management                                  Boston, MA         43.8%
The Quaker Oats Company                                 Chicago, IL        34.5%
Preferred Savings Bank Cust. fbo Jeff Przybyl           Chicago, IL        10.4%
Boston Beer Company Limited Partnership                 Boston, MA          9.9%

Beneficial owners of 25% or more of the Fund's shares are presumed to be in control of the Fund for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of the Fund as of such date.

                                                       STATEMENT OF
                                                       ADDITIONAL INFORMATION
                                                       MAY 1, 2001







                      EATON VANCE SMALL COMPANY GROWTH FUND

                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-225-6265


This Statement of Additional Information ("SAI") provides general information about the Fund and the Portfolio. The Fund is a series of Eaton Vance Special Investment Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

                               Page                                      Page
Strategies and Risks             2       Sales Charges                     13
Investment Restrictions          4       Performance                       14
Management and Organization      5       Control Persons and Principal
Investment Advisory and                  Holders of Fund Shares            15
Administrative Services          9       Taxes                             16
Other Service Providers         10       Portfolio Securities Transactions 17
Purchasing and Redeeming        11       Financial Statements              19
Shares

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund's prospectus dated May 1, 2001, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.










(C) 2001 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc.

                              STRATEGIES AND RISKS

Foreign Investments. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto must be considered to be investment grade by the investment adviser at the time the swap is entered into. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance will be adversely affected.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or SOLD TO enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, interest rates, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on indices and options on stock index futures, the purchase of put options and the sale of call options on securities held, equity swaps and the purchase and sale of currency futures and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised.
Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Under regulations of the CFTC, the use of futures transactions for non-hedging purposes is limited. There can be no assurance that the use of derivative instruments will be advantageous.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security.

Asset Coverage. To the extent required by SEC guidelines, the portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, held in a segregated account with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or held in a segregated account cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to cover or segregated accounts could impede portfolio management or the ability to meet redemption requests or other current obligations.

Convertible Securities. The portfolio may from time to time invest a portion of its assets in debt securities and preferred stocks which are convertible into, or carry the right to purchase, common stock or other equity securities. The debt security or preferred stock may itself be convertible into our exchangeable for equity securities, or the purchase right may be evidenced by warrants attached to the security or acquired as part of a unit with the security. Convertible securities may be purchased for their appreciation potential when they yield more than the underlying securities at the time of purchase or when they are considered to present less risk of principal loss than the underlying securities. Generally speaking, the interest or dividend yield of a convertible security is somewhat less than that of a non-convertible security of similar quality issued by the same company.

The Portfolio may invest in convertible securities rated below investment grade at the time of investment (which are those rated Baa or lower by Moody's Investor Service, Inc. or BBB or lower by either Standard & Poor's Ratings Group or Fitch/IBCA). Securities rated Baa or BBB or below (commonly referred to "junk bonds") have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower-rated securities to make principal and interest payments. Lower rated obligations also may be subject to greater price volatility than high rated obligations. There is no minimum rating for investment. Securities rated in the lowest category are in default.

Short Sales. The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in. These transactions may also require the current recognition of taxable gain under certain tax rules applicable to constructive sales. The Portfolio expects normally to close its short sales against-the-box by delivering newly-acquired stock.

Lending Portfolio Securities. The Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justifies the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser.

Temporary Investments. The Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.

Portfolio Turnover. The Portfolio cannot accurately predict its portfolio turnover rate, but the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to the Fund. During the fiscal year ended December 31, 2000, the combined portfolio turnover rate of the Fund (for the period January 1, 2000 to April 30, 2000) and the Portfolio (for the period May 1, 2000 to December 31, 2000) was 182%.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

  (1) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

   (2) Borrow money or issue senior securities except as permitted by the 1940 Act;

   (3) Purchase any securities on margin, (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

   (4)    Underwrite securities of other issuers;

   (5) Invest 25% or more of its assets in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities);

   (6) Invest in real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

   (7) Invest in commodities or commodity contracts for the purchase or sale of physical commodities; or
                                       4

   (8)    Make  loans  to any  person  except  by (a)  the  acquisition  of debt
          securities  and  making  portfolio  investments,   (b)  entering  into
          repurchase agreements and (c) lending portfolio securities.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

The following investment policies have been adopted by the fund and portfolio. they may be changed by the trustees with respect to the fund without approval by the fund's shareholders or, with respect to the portfolio, without approval of the fund or its other investors. the fund and portfolio will not:

  . make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

  . invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service, will not compel the Fund and portfolio to dispose of such security or other asset. Notwithstanding the foregoing, under normal market conditions, the Fund and the Portfolio must take actions necessary to comply with the policies of investing at least 80% of total assets in small company growth stocks, and the Fund and Portfolio must always be in compliance with the limitation on investing in illiquid securities and the borrowing policies set forth above.

                           MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Those Trustees who are "interested persons" of the Trust and the Portfolio, as defined in the 1940 Act, are indicated by an asterisk(*).

JESSICA M. BIBLIOWICZ (41), Trustee*
President and Chief Executive Officer of National Financial Partners (a financial services company) (since April, 1999). President and Chief Operating Officer of John A. Levin & Co. (a registered investment advisor) (July, 1997 to April, 1999) and a Director of Baker, Fentress & Company which owns John A. Levin & Co. (July, 1997 to April, 1999). Formerly Executive Vice President of Smith Barney Mutual Funds (from July, 1994 to June, 1997). Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address:  787 Seventh Avenue, New York, New York 10019

DONALD R. DWIGHT (70), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Trustee/Director of the Royce Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address:  Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (59), President and Trustee*
Chairman, President and Chief Executive Officer of BMR, Eaton Vance and their corporate parent and trustee (EVC and EV); Director of EVC and EV. Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (66), Trustee
Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Trustee of the Kobrick Investment Trust (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 345 Nahatan Road, Westwood, Massachusetts 02090

NORTON H. REAMER (65), Trustee
Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (since November, 2000) and President, Jordan Simmons Capital LLC (manager of energy related investments) (since November,
2000). President, Unicorn Corporation (an investment and financial advisory services company) (since September, 2000). Formerly Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

LYNN A. STOUT (43), Trustee
Professor of Law, Georgetown University Law Center. Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address: 600 New Jersey Avenue, NW, Washington, DC 20001

JACK L. TREYNOR (71), Trustee
Investment Adviser and Consultant. Trustee of various investment companies managed by Eaton Vance or BMR.
Address:  504 Via Almar,  Palos Verdes  Estates, California 90274

EDWARD E. SMILEY, JR. (56), Vice President
Vice President of BMR and Eaton Vance since November 1, 1996. Senior Product Manager, Equity Management for TradeStreet Investment Associates, Inc., a
wholly-owned subsidiary of NationsBank (1992-1996). Officer of various investment companies managed by Eaton Vance or BMR.

MICHAEL B. TERRY (58), Vice President of the Trust
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (56), Treasurer
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (60), Secretary
Vice President, Secretary and Chief Legal Officer of BMR, Eaton Vance and EVC. Prior to joining Eaton Vance on November 1, 1996, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (65), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (38), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ERIC G. WOODBURY (43), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of the Trustees who are not "interested persons" of the Trust and the Portfolio as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance or its affiliates.

Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its Affiliates has any actual or potential conflict of interest with the Fund, Portfolio or investors therein.

Messrs. Treynor (Chairman), Dwight and Reamer are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust and the Portfolio, and certain service providers.

Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolio has a Retirement Plan for Trustees.

The fees and expenses of the noninterested Trustees of Trust and the Portfolio are paid by the Fund (And Other Series of the Trust) and the Portfolio, Respectively. (A Trustee of the Trust and the Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolio). During the Fiscal Year Ended December 31, 2000, the Noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio. For the year ended December 31, 2000, the noninterested Trustees earned the following compensation in their capacities as Trustees of the Funds in the Eaton Vance fund complex(1):

Source of Compensation  Jessica M. Bibliowicz  Donald R. Dwight  Samuel L. Hayes  Norton H. Reamer   Lynn A. Stout   Jack L. Treynor
----------------------  ---------------------  ----------------  ---------------  ----------------   -------------   ---------------
      Trust(2)                $6,084               $5,345             $6,158            $5,564           $6,051          $6,149

      Portfolio                - 0 -                - 0 -              - 0 -             - 0 -            - 0 -           - 0 -

      Total                   160,000             162,500(3)          170,000           160,000          160,000(4)     170,000

(1) As of May 1, 2001, the Eaton Vance fund complex consists of 155 registered investment companies or series thereof.
(2) The Trust consisted of 9 Funds as of December 31, 2000.
(3) Includes $60,000 of deferred compensation.
(4) Includes $16,000 of deferred compensation.

Organization. The Fund is a series of the Trust, which was established under Massachusetts law on March 27, 1989 and is operated as an open-end management investment company. Prior thereto, the Trust existed as a Massachusetts corporation organized on October 11, 1967. On May 1, 2000, the Fund changed its name from "Eaton Vance Emerging Growth Fund" to "Eaton Vance Small Company Growth Fund". Prior to May 1, 1999, the Fund was known as EV Traditional Emerging Growth Fund.

The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

The Portfolio was organized as a Trust under the laws of the state of New York on February 28, 2000 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in The Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, The Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of THE Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of the Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. The investment adviser furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

The Portfolio pays Eaton Vance as compensation under the Investment Advisory Agreement a monthly fee based on average daily net assets as follows:

                                             Annual Fee Rate    Monthly Fee Rate
 Average Daily Net Assets for the Month      (for each level)   (for each level)
 --------------------------------------      ----------------   ----------------
 Up to $500 million                              0.7500%             1/16 of 1%
 $500 million but less than $1 billion           0.6875%            11/192 of 1%
 $1 billion but less than $1.5 billion           0.6250%             5/96 of 1%
 $1.5 billion but less than $2 billion           0.5625%             3/64 of 1%
 $2 billion but less than $3 billion             0.5000%             1/24 of 1%
 $3 billion and over                             0.4375%             7/192 of 1%

At December 31, 2000, the Fund had net assets of $2,668,635. For the period from the start of business, May 1, 2000, to December 31, 2000, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $12,665. To enhance the net income of the Fund, BMR made a reduction of the full amount of its advisory fee earned during the period May 1, 2000 to December 31, 2000. Prior to May 1, 2000, the Fund retained Eaton Vance to manage its assets under an advisory agreement substantially identical to the Portfolio's advisory agreement with BMR. For the period January 1, 2000 to April 30, 2000 and the fiscal years ended December 31, 1999 and 1998, absent a fee reduction, the Fund would have paid Eaton Vance advisory fees of $2,153, $3,650 and $2,439, respectively. Eaton Vance made a reduction of the full amount of its advisory fee during the foregoing periods.

The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of the Fund, and the Fund is authorized to pay Eaton Vance a fee in the amount of 0.15% of average daily net assets for providing administrative services to the Fund. Under its Administrative Services Agreement with the Trust, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

At December 31, 2000, the Fund had net assets of $2,668,635. For the period May 1, 2000 to December 31, 2000, the Fund paid Eaton Vance administration fees of $1,656. For the fiscal years ended December 31, 2000, 1999 and 1998, Eaton Vance voluntarily agreed to waive and/or reimburse $62,321, $33,119 and $29,456, respectively, of the Fund's operating expenses.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All of the issued and outstanding shares of BMR are owned by Eaton Vance and all of the shares of Eaton Vance are owned by Eaton Vance business trust which is owned by EVC. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Jeffrey P. Beale, Alan R. Dynner, Thomas E. Faust, Jr., Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton VAnce who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser and the Fund and the Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held by the Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

Expenses. The Fund and Portfolio are responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses.

                             OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. ("EVD"), the Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. See "Sales Charges - Dealer Commissions" for amounts paid to the principal underwriter.

The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr.
Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk, Mr. O'Connor is a Vice President, and Mr. Murphy is
Assistant Secretary and Assistant Clerk of EVD. For the fiscal year ended December 31, 2000, $32.50 was paid to the principal underwriter for repurchase transactions. For the fiscal years ended December 31, 1999 and 1998, there were no repurchase transactions handled by the principal underwriter.

Custodian. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and Portfolio. IBT has custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

Independent Accountants. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110, are the Fund and Portfolio independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC, Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

                         PURCHASING AND REDEEMING SHARES

Calculation of Net Asset Value. The net asset value of the Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

Generally, trading in the foreign securities owned by the Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio's share generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.
                                       11

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The sales charge included in the public offering price of Fund shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Fund shares pursuant to a written Statement of Intention; or (2) purchases of Fund shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

Acquiring Fund Shares in Exchange for Securities. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Fund or Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time
                                       12
he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                  SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

The total sales charges paid in connection with sales of shares of the Fund for the fiscal years ended December 31, 2000, 1999 and 1998 were $57,327, $0 and $137, respectively, of which $8,114, $0 and $18, respectively, was received by the principal underwriter and $49,213, $0 and $119, respectively, was received by investment dealers.

Purchases at Net Asset Value. Fund shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Fund shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

Statement of Intention. If it is anticipated that $50,000 or more of Fund shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.
                                       13

Right of Accumulation. The applicable sales charge level for the purchase of Fund shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Fund shares the shareholder owns in his or her account(s) in the Fund, and shares of other Funds exchangeable for Fund shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Tax-Sheltered Retirement Plans. Fund shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Service Plan. The Trust has in effect a Service Plan (the "Plan") for the Fund that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD"). (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Plan provides that the Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. Service fees are subject to reimbursement if investment dealers do not provide account maintenance or shareholder services, as required by the NASD sales charge rule. During the fiscal years ended December 31, 2000, 1999 and 1998, the Fund made service fee payments under the Plan aggregating $1,724, $1,192 and $576, respectively, of which $1,652, $1,192 and $576, respectively was retained by the principal underwriter.

The Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. The Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Plan was approved by the Trustees, including the Plan Trustees, on June 23, 1997. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plan because their employers (or affiliates thereof) receive distribution and/or service fees under the Plan or agreements related thereto.

                                   PERFORMANCE

Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, and (iii) a complete redemption of the investment at the end of the period. The Fund may also publish total return figures based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed.

The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund for the periods shown in the table. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies. The "Initial Value" reflects the deduction of the maximum initial sales charge.

                                                                                Total Return Excluding    Total Return Including
                                                                                 Maximum Sales Charge      Maximum Sales Charge
  Period* Ended                                                                 ----------------------    -----------------------
December 31, 2000  Investment Date  Initial Value  Value on December 31, 2000  Cumulative   Annualized   Cumulative    Annualized
-----------------  ---------------  -------------  --------------------------  ----------   ----------   ----------    ----------
  Life of Fund         1/02/97         $942.51             $2,783.50             195.33%      31.09%       178.35%       29.17%
  One Year            12/31/99         $942.52             $  969.16               2.83%       2.83%        -3.08%       -3.08%

Investors may be provided with information on equity investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices, comparable investments, tax-deferred vehicles and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information included in advertisements and materials furnished to present and prospective investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would have performed exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

  .  cost associated with aging parents;
  .  funding a college education (including its actual and estimated cost);
  .  health care expenses (including actual and projected expenses);
  . long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
  . retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in particular types of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings of the Portfolio at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF FUND SHARES

As of April 1, 2001, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of the same date, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL held of record and beneficially owned 32.6% of the outstanding shares of the Fund; and Eaton Vance Management, Boston, MA held of record and beneficially owned 8.1% of the outstanding shares of the Fund. Beneficial owners of 25% or more of the Fund's outstanding shares are presumed to be in control of such class for purposes of voting or certain matters submitted to shareholders. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distributions requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its fiscal year ended December 31, 2000.

Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and
(ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

The Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject the Portfolio to U.S. federal income tax or other charge on the proceeds from the sales of the investment in such company; however, this tax can be avoided by making an election to mark such investment to market annually or treat the passive foreign investment company as a "qualified electing fund".

The Portfolio may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of the Portfolio will consist of securities issued by foreign corporations, the Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.
                                       16

A portion of distributions made by the Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction ("DRD") for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder's shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it. BMR places the portfolio security transactions of the Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to BMR, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Transactions on United States stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by the Portfolio usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid by the Portfolio often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolio and BMR's other clients in part for providing brokerage and research services to BMR.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places transactions for the Portfolio and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

The Portfolio and BMR may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by BMR in connection with its investment responsibilities. The investment companies sponsored by BMR or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including BMR, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that BMR shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by BMR or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. Whenever decisions are made to buy or sell securities by a Portfolio and one or more of such other accounts simultaneously, BMR will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment;
(ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where BMR reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

Prior to May 1, 2000, the Fund retained Eaton Vance to manage its assets. The following table shows brokerage commissions paid by the Portfolio during the period May 1, 2000 to December 31, 2000, and by the Fund for the period January 1, 2000 to April 30, 2000 and the two fiscal years ended December 31, 1999, as well as the amount of the security transactions for the most recent fiscal year that were directed to firms which provided some research services to BMR or its affiliates and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

                                                            Amount of Transactions        Commissions Paid on
      Fiscal Year               Brokerage Commission           Directed to Firms         Transactions Directed to
          End                          Paid                   Providing Research        Firms Providing Research

   December 31, 2000                 $4,225                        $2,960                    $1,496,976

   December 31, 1999                 $  492

   December 31, 1998                 $  563

                              FINANCIAL STATEMENTS

The audited financial statements of, and the independent accountants' reports for, the Fund and Portfolio, appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Fund and the Portfolio for the fiscal year ended December 31, 2000, as
previously    filed    electronically    with    the    SEC    (Accession    No.
0000912057-01-007104).

                           PART C - OTHER INFORMATION

ITEM 23. EXHIBITS (WITH INAPPLICABLE ITEMS OMITTED)

  (a)(1) Amended and Restated Declaration of Trust dated September 27, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

     (2) Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(b) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

     (3) Amendment and Restatement of Establishment and Designation of Series of Shares dated October 19, 1998 filed as Exhibit (a)(3) to Post-Effective Amendment No. 52 filed October 20, 1998 and incorporated herein by reference.

     (4) Amendment and Restatement of Establishment and Designation of Series of Shares dated February 22, 1999 filed as Exhibit (a)(4) to
          Post-Effective Amendment No. 54 filed February 26, 1999 and incorporated herein by reference.

     (5) Amendment and Restatement of Establishment and Designation of Series of Shares dated April 26, 2000 filed as Exhibit (a)(5) to Post-Effective Amendment No. 57 filed April 26, 2000 and incorporated herein by reference.

  (b)(1) By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 42 and incorporated herein by reference.

     (2)  Amendment to By-Laws dated  December 13, 1993 filed as Exhibit  (2)(b)
          to  Post-Effective   Amendment  No.  42  and  incorporated  herein  by
          reference.

  (c)     Reference is made to Item 23(a) and 23(b) above.

  (d) Investment Advisory Agreement with Eaton Vance Management for EV Traditional Emerging Growth Fund dated December 31, 1996 filed as Exhibit (5)(e) to Post-Effective Amendment No. 45 filed December 31, 1996 and incorporated herein by reference.

 (e)(1)(a)Distribution Agreement between Eaton Vance Special Investment Trust and Eaton Vance Distributors, Inc. effective June 23, 1997 with attached Schedule A filed as Exhibit (6)(a)(4) to Post-Effective Amendment No. 48 and incorporated herein by reference.

       (b)Schedule A-1 dated November 17, 1997 filed as Exhibit  (6)(a)(4)(a) to
          Post-Effective   Amendment   No.  49  filed   December  15,  1997  and
          incorporated herein by reference.

       (c)Schedule  A-2 dated  December  31, 1998 filed as Exhibit  (e)(1)(c) to
          Post-Effective   Amendment   No.  53  filed   February  16,  1999  and
          incorporated herein by reference.

       (d)Schedule A-3 dated February 22, 1999 filed as Exhibit (e)(1)(d) to Post-Effective Amendment No. 54 and incorporated herein by reference.

     (2) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

  (f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

  (g)(1) Custodian Agreement with Investors Bank & Trust Company dated March 24, 1994 filed as Exhibit (8) to Post-Effective Amendment No. 42 and incorporated herein by reference.

     (2) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 43 filed April 29, 1996 and incorporated herein by reference.

     (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed January
          25, 1999 and incorporated herein by reference.

     (4) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit (g)(4) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 23, 2001 (Accession No. 0000950156-99-000050) and incorporated herein by reference.

     (5) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File Nos. 333-32267, 811-05808) filed April 3, 2001 (Accession No. 0000940394-01-500126) and incorporated herein by reference.

 (h)(1)(a)Management Contract between Eaton Vance Special Investment Trust (on behalf of certain of its series) and Eaton Vance Management filed as Exhibit (5)(a)(1) to Post-Effective Amendment No. 48 and incorporated herein by reference.

       (b)Amended  Schedule  A-1 dated  November  17,  1997 filed as Exhibit No.
          (5)(a)(2) to Post-Effective Amendment No. 49 and incorporated herein by reference.

    (2) Management Agreement between Eaton Vance Special Investment Trust on behalf of Eaton Vance Institutional Short Term Treasury Fund and Eaton Vance Management filed as Exhibit (h)(2) to Post-Effective Amendment No. 52 and incorporated herein by reference.

    (3)(a)Amended Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Schedule
          A) and Eaton Vance Management dated June 19, 1995 filed as Exhibit (9) to Post-Effective Amendment No. 42 and incorporated herein by reference.

       (b)Amendment   to   Schedule  A  dated  June  23,  1997  to  the  Amended
          Administrative Services Agreement filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 48 and incorporated herein by reference.

     (4) Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Schedule
          A) and Eaton  Vance  Management  dated April 26, 2000 filed as Exhibit
          (h)(4) to Post-Effective Amendment No. 57 filed April 26, 2000 and incorporated herein by reference.

     (5)  Transfer  Agency  Agreement  dated  January  1, 1998  filed as Exhibit
          (k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172) filed February 25, 1998 and incorporated herein by reference.

  (i)(1) Opinion of Internal Counsel filed as Exhibit (i) to Post-Effective Amendment No. 53 and incorporated herein by reference.

     (2)  Consent of Counsel filed herewith.

  (j)(1) Consent of Independent Accountants for Eaton Vance Balanced Fund filed herewith.

     (2) Consent of Independent Accountants for Eaton Vance Small Company Growth Fund filed herewith.

     (3) Independent Auditors' Consent for Eaton Vance Emerging Markets Fund filed herewith.

     (4) Independent Auditors' Consent for Eaton Vance Greater India Fund filed herewith.

     (5) Consent of Independent Accountants for Eaton Vance Growth & Income Fund filed herewith.

     (6) Independent Auditors' Consent for Eaton Vance Institutional Emerging Markets Fund filed herewith.

     (7) Independent Auditors' Consent for Eaton Vance Institutional Short Term Treasury Fund filed herewith.

     (8) Consent of Independent Accountants for Eaton Vance Special Equities Fund filed herewith.

     (9) Consent of Independent Accountants for Eaton Vance Utilities Fund filed herewith.

  (m)(1) Eaton Vance Special Investment Trust Class A Service Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(a) to Post-Effective Amendment No. 48 and incorporated herein by reference.

       (a)Amended  Schedule  A  effective  December  31,  1998  filed as Exhibit
          (m)(1)(a) to Post-Effective Amendment No. 52 and incorporated herein by reference.

    (2)(a)Eaton Vance Special Investment Trust Class A Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 48 and incorporated herein by reference.

       (b)Amended  Schedule  A-1  dated  November  17,  1997  filed  as  Exhibit
          (15)(b)(1) to Post-Effective Amendment No. 49 and incorporated herein by reference.

    (3)(a)Eaton Vance Special Investment Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 48 and incorporated herein by reference.

       (b)Amended  Schedule  A-1  dated  November  17,  1997  filed  as  Exhibit
          (15)(c)(1) to Post-Effective Amendment No. 49 and incorporated herein by reference.

    (4) Eaton Vance Special Investment Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(d) to Post-Effective Amendment No. 48 and incorporated herein by reference.

  (o) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated December 11, 2000 filed as Exhibit (o)(4) to Post-Effective Amendment No. 71 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed January 12, 2001 (Accession No. 0000950156-01-000022)
          and incorporated herein by reference.

  (p)(1) Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised November 6, 2000, filed as Exhibit (p)(1) to Post-Effective Amendment No. 75 of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) filed December 21, 2000 (Accession No. 0000950156-01-000022) and incorporated herein by reference.

     (2) Code of Ethics adopted by Lloyd George Management (BVI) Limited, Lloyd George Investment Management (Bermuda) Limited, Lloyd George Management (Hong Kong) Limited, Lloyd George Management (Europe) Limited and the LGM Funds effective September 1, 2000 filed as Exhibit
          (p)(2) to Pre-Effective Amendment No. 1 of Eaton Vance Variable Trust (File Nos. 333-44010 and 811-10067) filed November 17, 2000 and incorporated herein by reference.

 (q)(1)(a)Power of Attorney for Eaton Vance Special Investment Trust dated June 23, 1997 filed as Exhibit (17)(a) to Post-Effective Amendment No. 47 filed July 25, 1997 and incorporated herein by reference.

       (b)Power of Attorney for Eaton Vance Special Investment Trust dated November 16, 1998 filed as Exhibit No. (p)(1)(a) to Post-Effective Amendment No. 54 and incorporated herein by reference.

     (2) Power of Attorney for Emerging Markets Portfolio dated February 14, 1997 filed as Exhibit (17)(b) to Post-Effective Amendment No. 46 filed April 23, 1997 and incorporated herein by reference.

     (3) Power of Attorney for South Asia Portfolio dated February 14, 1997 filed as Exhibit (17)(c) to Post-Effective Amendment No. 46 and incorporated herein by reference.

    (4)(a)Power of Attorney for Special Equities Portfolio (formerly Special Investment Portfolio) dated August 11, 1997 filed as Exhibit (17)(d) to Post-Effective Amendment No. 48 and incorporated herein by reference.

       (b)Power of Attorney for Special  Equities  Portfolio  (formerly  Special
          Investment  Portfolio)  dated  November  16, 1998 filed as Exhibit No.
          (p)(4)(a) to Post-Effective Amendment No. 54 and incorporated herein by reference.

    (5)(a)Power of Attorney for Investors Portfolio dated August 11, 1997 filed as Exhibit (17)(e) to Post-Effective Amendment No. 48 and incorporated herein by reference.

       (b)Power  of  Attorney  for  Balanced   Portfolio   (formerly   Investors
          Portfolio) dated November 16, 1998 filed as Exhibit No. (p)(5)(a) to Post-Effective Amendment No. 54 and incorporated herein by reference.

    (6)(a)Power of Attorney for Stock Portfolio dated August 11, 1997 filed as Exhibit (17)(f) to Post-Effective Amendment No. 48 and incorporated herein by reference.

       (b)Power of Attorney for Growth & Income Portfolio (formerly Stock Portfolio) dated November 16, 1998 filed as Exhibit No. (p)(6)(a) to Post-Effective Amendment No. 54 and incorporated herein by reference.

    (7)(a)Power of Attorney for Total Return Portfolio dated August 11, 1997 filed as Exhibit (17)(g) to Post-Effective Amendment No. 48 and incorporated herein by reference.

       (b)Power of Attorney for Utilities Portfolio (formerly Total Return Portfolio) dated November 16, 1998 filed as Exhibit No. (p)(7)(a) to Post-Effective Amendment No. 54 and incorporated herein by reference.

     (8) Power of Attorney for Capital Growth Portfolio dated February 28, 2000 filed as Exhibit (p)(8) to Post-Effective Amendment No. 56 filed February 28, 2000 and incorporated herein by reference.

     (9) Power of Attorney for Investment Grade Income Portfolio (formerly High Grade Income Portfolio) dated February 28, 2000 filed as Exhibit
          (p)(9) to Post-Effective Amendment No. 56 and incorporated herein by reference.

     (10) Power of Attorney for Small Company Growth Portfolio (formerly Emerging Growth Portfolio) dated February 28, 2000 filed as Exhibit
          (p)(10) to Post-Effective Amendment No. 56 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Not applicable

ITEM 25. INDEMNIFICATION

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance (File No. 801-15930), BMR
(File No. 43127) and Lloyd George (File No. 801-40889) filed with the Commission, all of which are incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:

      Eaton Vance Advisers Senior          Eaton Vance Municipals Trust II
      Floating-Rate Fund
      Eaton Vance Growth Trust             Eaton Vance Mutual Funds Trust
      Eaton Vance Income Fund of Boston    Eaton Vance Prime Rate Reserves
      Eaton Vance Institutional Senior     Eaton Vance Special Investment Trust
      Floating-Rate Fund
      Eaton Vance Investment Trust         EV Classic Senior Floating-Rate Fund
      Eaton Vance Municipals Trust         Eaton Vance Variable Trust


     (b)

         (1)                           (2)                           (3)
 Name and Principal           Positions and Offices        Positions and Offices
  Business Address*        with Principal Underwriter         with Registrant
  -----------------        --------------------------      ---------------------

   Albert F. Barbaro             Vice President                     None
      Ira Baron                  Vice President                     None
     Chris Berg                  Vice President                     None
  Kate B. Bradshaw               Vice President                     None
    Mark Carlson                 Vice President                     None
  Daniel C. Cataldo              Vice President                     None
                                  and Treasurer
     Raymond Cox                 Vice President                     None
    Peter Crowley                Vice President                     None
     Ellen Duffy                 Vice President                     None
   Alan R. Dynner          Vice President, Secretary              Secretary
                                   and Clerk
 Richard A. Finelli              Vice President                     None
     Kelly Flynn                 Vice President                     None
     James Foley                 Vice President                     None
  Michael A. Foster              Vice President                     None
Anne Marie Gallagher             Vice President                     None
  William M. Gillen           Senior Vice President                 None
  Hugh S. Gilmartin              Vice President                     None
   Robert Hammond                Vice President                     None
   James B. Hawkes         Vice President and Director     President and Trustee
   Perry D. Hooker               Vice President                     None
     Steve Jones                 Vice President                     None
     Kara Lawler                 Vice President                     None
   Thomas P. Luka                Vice President                     None
    John Macejka                 Vice President                     None
   Geoff Marshall                Vice President                     None
     Tim McEwan                  Vice President                     None
 Joseph T. McMenamin             Vice President                     None
  Morgan C. Mohrman           Senior Vice President                 None
  James A. Naughton              Vice President                     None
    Joseph Nelson                Vice President                     None
   Mark D. Nelson                Vice President                     None
  Linda D. Newkirk               Vice President                     None
  James L. O'Connor              Vice President                   Treasurer
    Andrew Ogren                 Vice President                     None
 George D. Owen, II              Vice President                     None
     Philip Pace                 Vice President                     None
    Margaret Pier                Vice President                     None
  Enrique M. Pineda              Vice President                     None
     Matt Raynor                 Vice President                     None
 F. Anthony Robinson             Vice President                     None
   Frances Rogell                Vice President                     None
    Jay S. Rosoff                Vice President                     None
  Stephen M. Rudman              Vice President                     None
   Kevin Schrader                Vice President                     None
  Teresa A. Sheehan              Vice President                     None

  Lawrence Sinsimer           Senior Vice President                 None
  William M. Steul         Vice President and Director              None
Cornelius J. Sullivan         Senior Vice President                 None
     Peter Sykes                 Vice President                     None
   David M. Thill                Vice President                     None
   John M. Trotsky               Vice President                     None
    Jerry Vainisi                Vice President                     None
    John Vaughan                 Vice President                     None
     Chris Volf                  Vice President                     None
   Debra Wekstein                Vice President                     None
 Wharton P. Whitaker         President and Director                 None
     Sue Wilder                  Vice President

------------------------
* Address is The Eaton Vance Building, 255 State Steet, Boston, MA  02109

     (c)   Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC, Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management, Boston Management and Research and Lloyd George Investment Management (Bermuda) Limited.

ITEM 29. MANAGEMENT SERVICES

     Not applicable

ITEM 30. UNDERTAKINGS

     The Registrant undertakes to include the information required by Item 5 of Form N-1A in its annual reports to shareholders under Rule 30d-1.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on April 24, 2001.

                               EATON VANCE SPECIAL INVESTMENT TRUST

                               By: JAMES B. HAWKES*
                                   --------------------------------
                                   James B. Hawkes, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 24, 2001.

      Signature                                   Title
      ---------                                   -----

James B. Hawkes*                 President (Chief Executive Officer)and Trustee
---------------------
James B. Hawkes


/s/ James L. O'Connor               Treasurer (Principal Financial and
---------------------                    Accounting Officer)
James L. O'Connor


Jessica M. Bibliowicz*                          Trustee
---------------------
Jessica M. Bibliowicz


Donald R. Dwight*                               Trustee
---------------------
Donald R. Dwight


Samuel L. Hayes, III*                           Trustee
---------------------
Samuel L. Hayes


Norton H. Reamer*                               Trustee
--------------------
Norton H. Reamer


Lynn A. Stout*                                  Trustee
--------------------
Lynn A. Stout


Jack L. Treynor*                                Trustee
--------------------
Jack L. Treynor


*By:  /s/ Alan R. Dynner
     ----------------------------------
          Alan R. Dynner, As attorney-in-fact

                                   SIGNATURES

     Capital Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No.
2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 24, 2001.

                                     CAPITAL GROWTH PORTFOLIO


                                     By:  JAMES B. HAWKES*
                                          ----------------------
                                          James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 24, 2001.

      Signature                                   Title
      ---------                                   -----

James B. Hawkes*                 President (Chief Executive Officer)and Trustee
---------------------
James B. Hawkes


/s/ James L. O'Connor                Treasurer (Principal Financial and
---------------------                      Accounting Officer)
James L. O'Connor


Jessica M. Bibliowicz*                          Trustee
---------------------
Jessica M. Bibliowicz


Donald R. Dwight*                               Trustee
---------------------
Donald R. Dwight


Samuel L. Hayes, III*                           Trustee
---------------------
Samuel L. Hayes


Norton H. Reamer*                               Trustee
--------------------
Norton H. Reamer


Lynn A. Stout*                                  Trustee
--------------------
Lynn A. Stout


Jack L. Treynor*                                Trustee
--------------------
Jack L. Treynor


*By:  /s/ Alan R. Dynner
     -----------------------------------
          Alan R. Dynner, As attorney-in-fact

                                   SIGNATURES

     Emerging Markets Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 24, 2001.

                                     EMERGING MARKETS PORTFOLIO


                                     By:  HON. ROBERT LLOYD GEORGE*
                                          ---------------------------------
                                          Hon. Robert Lloyd George, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 24, 2001.

      Signature                                   Title
      ---------                                   -----

Hon. Robert Lloyd George*         President (Chief Executive Officer)and Trustee
---------------------
Hon. Robert Lloyd George


/s/ James L. O'Connor                Treasurer (Principal Financial and
---------------------                       Accounting Officer)
James L. O'Connor


Hon. Edward K.Y. Chen*                           Trustee
---------------------
Hon. Edward K.Y. Chen


Donald R. Dwight*                                Trustee
---------------------
Donald R. Dwight


James B. Hawkes*                                 Trustee
--------------------
James B. Hawkes


Samuel L. Hayes, III*                            Trustee
---------------------
Samuel L. Hayes


Norton H. Reamer*                                Trustee
--------------------
Norton H. Reamer


*By:  /s/ Alan R. Dynner
     ------------------------------------
          Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Growth & Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 24, 2001.

                                      GROWTH & INCOME PORTFOLIO


                                      By:  JAMES B. HAWKES*
                                           --------------------------
                                           James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 24, 2001.

      Signature                                   Title
      ---------                                   -----

James B. Hawkes*                 President (Chief Executive Officer)and Trustee
---------------------
James B. Hawkes


/s/ James L. O'Connor           Treasurer (Principal Financial and
---------------------                 Accounting Officer)
James L. O'Connor


Jessica M. Bibliowicz*                          Trustee
---------------------
Jessica M. Bibliowicz


Donald R. Dwight*                               Trustee
---------------------
Donald R. Dwight


Samuel L. Hayes, III*                           Trustee
---------------------
Samuel L. Hayes


Norton H. Reamer*                               Trustee
--------------------
Norton H. Reamer


Lynn A. Stout*                                  Trustee
--------------------
Lynn A. Stout


Jack L. Treynor*                                Trustee
--------------------
Jack L. Treynor


*By:  /s/ Alan R. Dynner
     -----------------------------------
          Alan R. Dynner, As attorney-in-fact

                                   SIGNATURES

     Investment Grade Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 24, 2001.

                                   INVESTMENT GRADE INCOME PORTFOLIO


                                   By:  JAMES B. HAWKES*
                                        ------------------------------
                                        James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 24, 2001.

      Signature                                   Title
      ---------                                   -----

James B. Hawkes*                 President (Chief Executive Officer)and Trustee
---------------------
James B. Hawkes


/s/ James L. O'Connor           Treasurer (Principal Financial and
---------------------                    Accounting Officer)
James L. O'Connor


Jessica M. Bibliowicz*                          Trustee
---------------------
Jessica M. Bibliowicz


Donald R. Dwight*                               Trustee
---------------------
Donald R. Dwight


Samuel L. Hayes, III*                           Trustee
---------------------
Samuel L. Hayes


Norton H. Reamer*                               Trustee
--------------------
Norton H. Reamer


Lynn A. Stout*                                  Trustee
--------------------
Lynn A. Stout


Jack L. Treynor*                                Trustee
--------------------
Jack L. Treynor


*By:  /s/ Alan R. Dynner
     ----------------------------------
          Alan R. Dynner, As attorney-in-fact

                                   SIGNATURES

     Small Company Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 24, 2001.

                                    SMALL COMPANY GROWTH PORTFOLIO


                                    By:  JAMES B. HAWKES*
                                         ----------------------
                                         James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 24, 2001.

      Signature                                   Title
      ---------                                   -----

James B. Hawkes*                 President (Chief Executive Officer)and Trustee
---------------------
James B. Hawkes


/s/ James L. O'Connor           Treasurer (Principal Financial and
---------------------                   Accounting Officer)
James L. O'Connor


Jessica M. Bibliowicz*                          Trustee
---------------------
Jessica M. Bibliowicz


Donald R. Dwight*                               Trustee
---------------------
Donald R. Dwight


Samuel L. Hayes, III*                           Trustee
---------------------
Samuel L. Hayes


Norton H. Reamer*                               Trustee
--------------------
Norton H. Reamer


Lynn A. Stout*                                  Trustee
--------------------
Lynn A. Stout


Jack L. Treynor*                                Trustee
--------------------
Jack L. Treynor


*By:  /s/ Alan R. Dynner
     -----------------------------------
          Alan R. Dynner, As attorney-in-fact

                                   SIGNATURES

     South Asia Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No.
2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 24, 2001.

                                      SOUTH ASIA PORTFOLIO


                                      By:  HON. ROBERT LLOYD GEORGE*
                                           -------------------------
                                           Hon. Robert Lloyd George, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 24, 2001.

      Signature                                   Title
      ---------                                   -----

Hon. Robert Lloyd George*         President (Chief Executive Officer)and Trustee
---------------------
Hon. Robert Lloyd George


/s/ James L. O'Connor                Treasurer (Principal Financial and
---------------------                         Accounting Officer)
James L. O'Connor


Hon. Edward K.Y. Chen*                           Trustee
---------------------
Hon. Edward K.Y. Chen


Donald R. Dwight*                                Trustee
---------------------
Donald R. Dwight


James B. Hawkes*                                 Trustee
--------------------
James B. Hawkes


Samuel L. Hayes, III*                            Trustee
---------------------
Samuel L. Hayes


Norton H. Reamer*                                Trustee
--------------------
Norton H. Reamer


*By:  /s/ Alan R. Dynner
     ------------------------------------
          Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Special Equities Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 24, 2001.

                                      SPECIAL EQUITIES PORTFOLIO

                                      By:  JAMES B. HAWKES*
                                           -----------------------
                                           James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 24, 2001.


   Signature                                    Title
   ---------                                    -----

James B. Hawkes*                 President (Chief Executive Officer)and Trustee
---------------------
James B. Hawkes


/s/ James L. O'Connor           Treasurer (Principal Financial and
---------------------                  Accounting Officer)
James L. O'Connor


Jessica M. Bibliowicz*                          Trustee
---------------------
Jessica M. Bibliowicz


Donald R. Dwight*                               Trustee
---------------------
Donald R. Dwight


Samuel L. Hayes, III*                           Trustee
---------------------
Samuel L. Hayes


Norton H. Reamer*                               Trustee
--------------------
Norton H. Reamer


Lynn A. Stout*                                  Trustee
--------------------
Lynn A. Stout


Jack L. Treynor*                                Trustee
--------------------
Jack L. Treynor


*By:  /s/ Alan R. Dynner
     ----------------------------------
          Alan R. Dynner, As attorney-in-fact

                                   SIGNATURES

     Utilities Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No.
2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 24, 2001.

                                    UTILITIES PORTFOLIO


                                    By:  JAMES B. HAWKES*
                                         ----------------------
                                         James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on April 24, 2001.

      Signature                                   Title
      ---------                                   -----

James B. Hawkes*                 President (Chief Executive Officer)and Trustee
---------------------
James B. Hawkes


/s/ James L. O'Connor           Treasurer (Principal Financial and
---------------------                  Accounting Officer)
James L. O'Connor


Jessica M. Bibliowicz*                          Trustee
---------------------
Jessica M. Bibliowicz


Donald R. Dwight*                                Trustee
---------------------
Donald R. Dwight


Samuel L. Hayes, III*                            Trustee
---------------------
Samuel L. Hayes


Norton H. Reamer*                                Trustee
--------------------
Norton H. Reamer


Lynn A. Stout*                                   Trustee
--------------------
Lynn A. Stout


Jack L. Treynor*                                 Trustee
--------------------
Jack L. Treynor


*By:  /s/ Alan R. Dynner
     ------------------------------------
          Alan R. Dynner (As attorney-in-fact)

                                  EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.


Exhibit No.      Description
-----------      -----------

  (i)(2)       Consent of Counsel dated April 25, 2001.

  (j)(1)       Consent of Independent Accountants for Eaton Vance Balanced Fund.

     (2) Consent of Independent Accountants for Eaton Vance Small Company Growth Fund.

     (3)       Independent  Auditors'  Consent for Eaton Vance Emerging  Markets
               Fund.

     (4)       Independent Auditors' Consent for Eaton Vance Greater India Fund.

     (5)       Consent  of  Independent  Accountants  for Eaton  Vance  Growth &
               Income Fund.

     (6) Independent Auditors' Consent for Eaton Vance Institutional Emerging Markets Fund.

     (7) Independent Auditors' Consent for Eaton Vance Institutional Short Term Treasury Fund.

     (8)       Consent  of  Independent  Accountants  for  Eaton  Vance  Special
               Equities Fund.

     (9)       Consent of  Independent  Accountants  for Eaton  Vance  Utilities
               Fund.